POST-EFFECTIVE AMENDMENT TO REGISTRATION STATEMENT ON FORM N-1A
AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JUNE 1, 2026
1933 Act Registration File No.: 333-289838
1940 Act File No.: 811-24117
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. ___	[ ]
Post-Effective Amendment No. 53	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 57	[X]
Corgi ETF Trust I
(Exact Name of Registrant as Specified in Charter)
425 Bush St, Suite 500
San Francisco, CA 94104
(Address of Principal Executive Offices, Zip Code)
Registrant's Telephone Number, including Area Code: (855) 552-6744
Northwest Registered Agent Service, Inc.
8 The Green, STE B
Dover, DE 19901
(Name and Address of Agent for Service)
With copies to:
Emily Z. Yuan
Corgi Strategies, LLC
425 Bush St, Suite 500
San Francisco, CA 94104
Peter Skaliy (Counsel / Filing Contact)
Corgi Strategies, LLC
425 Bush St, Suite 500
San Francisco, CA 94104
Tel: (404) 275-0259
Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [ ], 2026 pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus
June 1, 2026
Important Information About the Funds
This prospectus describes the exchange-traded funds listed above (each, a "Fund," and collectively, the "Funds"), each of which is authorized to offer one class of shares through this prospectus.
The Funds seek
daily leveraged (2x) investment results
and are intended to be used as
short-term trading vehicles
. The Funds do
not
seek to achieve their stated investment objective over a period of time greater than one trading day.
The Funds are
not intended to be used by, and are not appropriate for, investors who do not intend to actively monitor and manage their portfolios
. The Funds are very different from most mutual funds and exchange-traded funds. Investors should note that:
•

The Funds are riskier than alternatives that do not use leverage because each Fund magnifies, on a daily basis, the performance of its Underlying Security (which may be the publicly traded common stock of a single issuer, as described for each Fund).

•

The Funds pursue a daily investment objective.
The Funds are designed to provide
approximately 200% (2x) of the daily performance
of their respective Underlying Securities, before fees and expenses.

•

Compounding and volatility can cause returns over periods longer than one day to differ, and possibly differ significantly, from 2x of the Underlying Security's return for the same period.
The pursuit of the Funds' daily investment objectives means that a Fund's return for periods longer than a single trading day will be the result of a series of daily leveraged returns
for each trading day during the relevant period. As a consequence, especially during periods of market volatility, the volatility of the Underlying Security may affect a Fund's return as much as, or more than, the cumulative return of the Underlying Security for the same period. During periods of high volatility, a Fund may not perform as expected, and a Fund may have losses even when an investor might have expected gains, particularly if the Fund is held for a period that is different than one trading day.

The Funds are
not suitable for all investors
. The Funds are designed to be utilized only by
sophisticated investors
, such as traders and active investors employing dynamic strategies. Investors in the Funds should:
•

understand the risks associated with the use of leveraged strategies;

•

understand the consequences of seeking daily leveraged investment results; and

•

intend to
actively monitor and manage
their investments.

Investors who do not understand the Funds, or do not intend to actively manage their funds and monitor their investments, should not
buy the Funds.
There is no assurance that a Fund will achieve its daily leveraged investment objective. An investment in a Fund could lose money, potentially rapidly. The Funds are not a complete investment program.
Fund	Ticker	Principal U.S. Listing Exchange
Corgi SK hynix 2x Daily ETF	SK	Cboe BZX Exchange, Inc
Corgi Samsung 2x Daily ETF	SAMX	Cboe BZX Exchange, Inc
Corgi Kioxia 2x Daily ETF	KI	Cboe BZX Exchange, Inc
Corgi Besi 2x Daily ETF	BESX	Cboe BZX Exchange, Inc
Corgi TEL 2x Daily ETF	TELX	Cboe BZX Exchange, Inc
Corgi Advantest 2x Daily ETF	ADVX	Cboe BZX Exchange, Inc
Corgi ASM 2x Daily ETF	ASMX	Cboe BZX Exchange, Inc
Corgi MediaTek 2x Daily ETF	MDTX	Cboe BZX Exchange, Inc
Corgi Delta Electronics 2x Daily ETF	DELC	Cboe BZX Exchange, Inc
Corgi Hyundai 2x Daily ETF	HYUX	Cboe BZX Exchange, Inc
Corgi DISCO 2x Daily ETF	DISC	Cboe BZX Exchange, Inc
Corgi Lasertec 2x Daily ETF	LASX	Cboe BZX Exchange, Inc
The U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

FUND SUMMARY – Corgi SK hynix 2x Daily ETF
FUND SUMMARY – Corgi Samsung 2x Daily ETF
FUND SUMMARY – Corgi Kioxia 2x Daily ETF
FUND SUMMARY - Corgi Besi 2x Daily ETF
FUND SUMMARY – Corgi TEL 2x Daily ETF
FUND SUMMARY - Corgi Advantest 2x Daily ETF
FUND SUMMARY – Corgi ASM 2x Daily ETF
FUND SUMMARY – Corgi MediaTek 2x Daily ETF
FUND SUMMARY – Corgi Delta Electronics 2x Daily ETF
FUND SUMMARY – Corgi Hyundai 2x Daily ETF
FUND SUMMARY – Corgi DISCO 2x Daily ETF
FUND SUMMARY – Corgi Lasertec 2x Daily ETF

ADDITIONAL INFORMATION ABOUT FUNDS
MANAGEMENT
HOW TO BUY AND SELL SHARES
FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES
FUND SUMMARY –
Corgi SK hynix 2x Daily ETF
Investment Objective
The
Corgi SK hynix 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of SK hynix Inc. (KRX: 000660) ("SK hynix" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with SK hynix Inc., the Underlying
Security
, or any of their respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.50%

(1)
Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant
to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
Based on estimated amounts for the current fiscal year.
Expense Example
This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$51	$160

Portfolio Turnover
When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Principal Investment Strategies
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of SK hynix Inc. ("SK hynix"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. For purposes of the Fund's 2x Daily Objective, the referenced daily return is measured on a U.S. dollar-translated basis and therefore reflects both (i) movements in the Underlying Security's local-market price and (ii) changes in the U.S. dollar/foreign currency exchange rate. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to SK hynix Inc. As of the date of this Prospectus, SK hynix Inc. is assigned to the semiconductor industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
SK hynix Inc. (KRX: 000660) ("SK hynix")
is a South Korea-based semiconductor manufacturer engaged in the design, development, manufacture, and sale of memory semiconductor products. The company's principal products include dynamic random-access memory (DRAM) and NAND flash memory, which are used in personal computers, servers, mobile devices, consumer electronics, automotive applications, and data centers. SK hynix operates globally and is headquartered in Icheon, South Korea.
Information regarding SK hynix Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.skhynix.com), filings with the Financial Supervisory Service of South Korea, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Korea Exchange ("KRX") and is not listed on a U.S. national securities exchange. Securities traded on foreign exchanges may be subject to different reporting standards, regulatory oversight, settlement practices, and investor protections than securities traded in the United States.
The Korea Exchange operates during trading hours that differ from U.S. market hours. As a result, the market price of the Underlying Security may change at times when U.S. markets are closed, and the Fund's shares are not trading. This may increase the risk that the Fund's shares trade at a premium or discount to the Fund's net asset value.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of SK hynix Inc. Information about SK hynix Inc. included in this Prospectus is based on the date of this Prospectus. SK hynix Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment object
ive.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.
Principal Risks of Investing in the Fund
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short term instruments, and adversely affect equity market valuations.
Foreign Securities Risk.
The Underlying Security is issued by a non-U.S. company and is traded on a foreign securities exchange. Foreign securities involve risks not typically associated with U.S. securities. These may include differences in accounting, auditing, financial reporting, disclosure standards, and regulatory oversight; less liquid and more volatile markets; and political, economic, or social instability. Foreign markets may impose trading restrictions, capital controls, or other limitations that could affect the Fund's ability to obtain exposure or close positions. Legal remedies available to investors may be more limited in foreign jurisdictions, and enforcement of judgments may be difficult. Settlement, custody, and clearance practices may differ from those in U.S. markets and may be less developed, which could increase operational or counterparty risks. Government authorities may intervene in financial markets through regulation, trading suspensions, market closures, or other actions that could adversely affect the value or liquidity of the Underlying Security.
Foreign Issuer Governance and Shareholder Rights Risk.
Corporate governance standards, shareholder protections, disclosure requirements, and regulatory oversight applicable to foreign issuers may differ from those in the United States. Foreign issuers may have controlling shareholders, concentrated ownership structures, or different fiduciary standards that could affect minority shareholders. Legal remedies available to investors may be more limited, and it may be difficult to obtain or enforce judgments against foreign issuers. These factors could adversely affect the value of the Underlying Security and, because the Fund provides leveraged exposure, may result in amplified declines in the Fund's net asset value and market price.
South Korea Market Risk.
The Underlying Security is listed on the Korea Exchange ("KRX"). The South Korean securities market may be significantly more volatile and less liquid than U.S. markets and may be affected by changes in government policy, geopolitical tensions on the Korean peninsula, trade disputes, currency fluctuations, regional economic conditions, and global market developments. South Korea's economy is highly dependent on exports and international trade, which may make it particularly sensitive to changes in global demand, supply chain disruptions, and foreign economic conditions. Market structure, trading hours, settlement practices, and regulatory oversight in South Korea differ from those in the United States and may affect the Fund's ability to obtain exposure, maintain, or rebalance exposure efficiently or at expected prices. In addition, government authorities may intervene in financial markets through regulatory actions, trading restrictions, or market closures, which could adversely affect liquidity, valuation, or the value of the Underlying Security.
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.
Gap Risk.
Because the Underlying Security trades on a foreign exchange during hours when the Fund's shares do not trade, significant price changes may occur between market sessions. Such overnight, weekend, or holiday price movements may cause the Fund to experience substantial gains or losses at the next market open. Due to the Fund's daily leveraged investment objective, these movements may result in amplified volatility and losses in the Fund's NAV and market price.
Global Equity Market Risk.
The Fund is exposed to global equity market risk through its exposure to the Underlying Security. Equity securities may decline in value due to issuer-specific factors or broad market and economic conditions. Global equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, earnings trends, political events, trade disputes, pandemics, natural disasters, and other factors. Because the Fund provides leveraged exposure, declines in global equity markets may result in proportionally larger declines in the Fund's net asset value.
Currency Risk.
Because the Underlying Security is denominated in a foreign currency, the Fund is indirectly exposed to currency risk. Changes in currency exchange rates may reduce returns or increase losses. Even if the Underlying Security gains value in their local currencies, the Fund's return may be reduced if the U.S. dollar strengthens relative to those currencies. The Fund does not expect to systematically hedge foreign currency exposure.
Memory Semiconductor Pricing Risk.
The issuer derives a substantial portion of its revenue and profits from memory semiconductor products. Prices for memory products are highly cyclical and may fluctuate significantly due to changes in supply and demand, inventory levels, technological transitions, and macroeconomic conditions. Periods of declining memory prices may materially and adversely affect revenues, margins, and earnings of the issuer of the Underlying Security. Because the Fund seeks leveraged exposure, such declines may result in proportionally larger losses in the Fund.
Semiconductor Industry Cyclicality Risk.
The semiconductor industry is highly cyclical and characterized by rapid technological change, short product life cycles, significant capital investment requirements, and frequent supply-demand imbalances. Periods of excess capacity, inventory corrections, pricing pressure, or reduced demand from end markets such as data centers, personal computers, mobile devices, and consumer electronics may cause significant fluctuations in the price of the Underlying Security.
Technology and Competition Risk.
The issuer operates in a highly competitive industry subject to rapid technological change and innovation. The issuer's success depends on its ability to develop advanced semiconductor technologies, maintain cost competitiveness, and respond to evolving industry standards. Failure to keep pace with technological developments or competitors may result in loss of market share, reduced profitability, and declines in the value of the Underlying Security.
Capital Intensity Risk.
The issuer of the Underlying Security operates in a highly capital-intensive industry and has significant future capital expenditure commitments. Semiconductor manufacturing requires substantial ongoing investment in fabrication facilities, equipment, and process technology. Large capital requirements may reduce financial flexibility and increase sensitivity to downturns in industry demand, pricing cycles, or financing conditions.
Information & Corporate Action Risk.
Information regarding the Underlying Security may be less timely, less complete, or subject to different accounting and reporting standards than information for U.S. issuers. Corporate actions, including dividends, stock splits, mergers, regulatory interventions, or trading suspensions, may occur with limited advance notice and may affect the Fund's ability to maintain its targeted exposure.
Trading Hours Risk.
The Underlying Security trades during hours when U.S. markets are closed. As a result, the Fund's NAV may be based on prices that are stale or reflect information that differs from the information available during U.S. trading hours. This may increase the likelihood that the Fund's shares trade at a premium or discount to NAV.
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.
Performance
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com
Management
Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.
Portfolio Managers:
The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser; each of whom has served as a portfolio manager of the Fund since 2026.
Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on Cboe BZX Exchange, Inc.(the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com
.
Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.
Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.
FUND SUMMARY –
Corgi Samsung 2x Daily ETF
Investment Objective
The
Corgi Samsung 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Samsung Elec tro
nics Co., Ltd. (KRX: 005930) ("Samsung" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Samsung Electronics Co., Ltd., the Underlying Security, or any of their respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.50%

(1)
Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
Based on estimated amounts for the current fiscal year.
Expense Example
This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$51	$160

Portfolio Turnover
When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Principal Investment Strategies
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Samsung Electronics Co., Ltd. ("Samsung"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. For purposes of the Fund's 2x Daily Objective, the referenced daily return is measured on a U.S. dollar-translated basis and therefore reflects both (i) movements in the Underlying Security's local-market price and (ii) changes in the U.S. dollar/foreign currency exchange rate. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Samsung Electronics Co., Ltd. As of the date of this Prospectus, Samsung Electronics Co., Ltd. is assigned to the semiconductor and electronics technology industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Samsung Electronics Co., Ltd. (KRX: 005930) ("Samsung")
is a South Korea-based multinational technology company engaged in the design, manufacture, and sale of a broad range of electronic products and components. The company operates through several business segments, including semiconductor solutions, mobile communications, consumer electronics, and display technologies. Its semiconductor business includes memory products such as dynamic random-access memory (DRAM) and NAND flash memory, as well as system semiconductors. Samsung operates globally and is headquartered in Suwon, South Korea.
Information regarding Samsung Electronics Co., Ltd. may be obtained from publicly available sources, including, but not limited to, the company's Investor Relations site (
https://www.samsung.com/global/ir
), regulatory filings, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Korea Exchange ("KRX") and is not listed on a U.S. national securities exchange. Securities traded on foreign exchanges may be subject to different reporting standards, regulatory oversight, settlement practices, and investor protections than securities traded in the United States.
The Korea Exchange operates during trading hours that differ from U.S. market hours. As a result, the market price of the Underlying Security may change at times when U.S. markets are closed, and the Fund's shares are not trading. This may increase the risk that the Fund's shares trade at a premium or discount to the Fund's net asset value.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Samsung Electronics Co., Ltd. Information about Samsung Electronics Co., Ltd. included in this Prospectus is based on the date of this Prospectus. Samsung Electronics Co., Ltd. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent en ti
ty.
Principal Risks of Investing in the Fund
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short term instruments, and adversely affect equity market valuations.
Foreign Securities Risk.
The Underlying Security is issued by a non-U.S. company and is traded on a foreign securities exchange. Foreign securities involve risks not typically associated with U.S. securities. These may include differences in accounting, auditing, financial reporting, disclosure standards, and regulatory oversight; less liquid and more volatile markets; and political, economic, or social instability. Foreign markets may impose trading restrictions, capital controls, or other limitations that could affect the Fund's ability to obtain exposure or close positions. Legal remedies available to investors may be more limited in foreign jurisdictions, and enforcement of judgments may be difficult. Settlement, custody, and clearance practices may differ from those in U.S. markets and may be less developed, which could increase operational or counterparty risks. Government authorities may intervene in financial markets through regulation, trading suspensions, market closures, or other actions that could adversely affect the value or liquidity of the Underlying Security.
Foreign Issuer Governance and Shareholder Rights Risk.
Corporate governance standards, shareholder protections, disclosure requirements, and regulatory oversight applicable to foreign issuers may differ from those in the United States. Foreign issuers may have controlling shareholders, concentrated ownership structures, or different fiduciary standards that could affect minority shareholders. Legal remedies available to investors may be more limited, and it may be difficult to obtain or enforce judgments against foreign issuers. These factors could adversely affect the value of the Underlying Security and, because the Fund provides leveraged exposure, may result in amplified declines in the Fund's net asset value and market price.
South Korea Market Risk.
The Underlying Security is listed on the Korea Exchange ("KRX"). The South Korean securities market may be significantly more volatile and less liquid than U.S. markets and may be affected by changes in government policy, geopolitical tensions on the Korean peninsula, trade disputes, currency fluctuations, regional economic conditions, and global market developments. South Korea's economy is highly dependent on exports and international trade, which may make it particularly sensitive to changes in global demand, supply chain disruptions, and foreign economic conditions. Market structure, trading hours, settlement practices, and regulatory oversight in South Korea differ from those in the United States and may affect the Fund's ability to obtain exposure, maintain, or rebalance exposure efficiently or at expected prices. In addition, government authorities may intervene in financial markets through regulatory actions, trading restrictions, or market closures, which could adversely affect liquidity, valuation, or the value of the Underlying Security.
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.
Gap Risk.
Because the Underlying Security trades on a foreign exchange during hours when the Fund's shares do not trade, significant price changes may occur between market sessions. Such overnight, weekend, or holiday price movements may cause the Fund to experience substantial gains or losses at the next market open. Due to the Fund's daily leveraged investment objective, these movements may result in amplified volatility and losses in the Fund's NAV and market price.
Global Equity Market Risk.
The Fund is exposed to global equity market risk through its exposure to the Underlying Security. Equity securities may decline in value due to issuer-specific factors or broad market and economic conditions. Global equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, earnings trends, political events, trade disputes, pandemics, natural disasters, and other factors. Because the Fund provides leveraged exposure, declines in global equity markets may result in proportionally larger declines in the Fund's net asset value.
Currency Risk.
Because the Underlying Security is denominated in a foreign currency, the Fund is indirectly exposed to currency risk. Changes in currency exchange rates may reduce returns or increase losses. Even if the Underlying Security gains value in their local currencies, the Fund's return may be reduced if the U.S. dollar strengthens relative to those currencies. The Fund does not expect to systematically hedge foreign currency exposure.
Semiconductor Industry Risk.
Through its exposure to the Underlying Security, the Fund is exposed to risks associated with the semiconductor industry. The semiconductor industry is highly cyclical and subject to rapid technological change, short product life cycles, significant capital expenditure requirements, and pricing volatility. Periods of excess capacity, inventory corrections, pricing pressure, or reduced demand may materially and adversely affect the financial performance of the issuer of the Underlying Security and the value of the Underlying Security. Because the Fund seeks leveraged exposure, such adverse developments may result in proportionally larger declines in the Fund's net asset value.
Technology Industry Competition Risk.
The issuer operates in highly competitive technology markets that are subject to rapid innovation and technological change. The issuer's success depends on its ability to develop advanced technologies, maintain cost competitiveness, and respond to evolving industry standards. Failure to compete effectively or keep pace with technological developments may reduce revenues, margins, or market share and negatively affect the value of the Underlying Security.
Multi-Segment Business Risk.
The issuer operates across multiple business segments, including semiconductor solutions, mobile communications, consumer electronics, and display technologies. Performance may be affected by product launch timing, pricing competition, technological shifts, and changes in global economic conditions. Weakness in key segments may result in earnings volatility and stock price fluctuations, which may be magnified by the Fund's use of leverage.
Capital Intensity Risk.
The issuer operates in a highly capital-intensive industry requiring substantial ongoing investment in fabrication facilities, equipment, and process technology. Large capital requirements may reduce financial flexibility and increase sensitivity to downturns in industry demand or pricing cycles.
Information & Corporate Action Risk.
Information regarding the Underlying Security may be less timely, less complete, or subject to different accounting and reporting standards than information for U.S. issuers. Corporate actions, including dividends, stock splits, mergers, regulatory interventions, or trading suspensions, may occur with limited advance notice and may affect the Fund's ability to maintain its targeted exposure.
Trading Hours Risk.
The Underlying Security trades during hours when U.S. markets are closed. As a result, the Fund's NAV may be based on prices that are stale or reflect information that differs from the information available during U.S. trading hours. This may increase the likelihood that the Fund's shares trade at a premium or discount to NAV.
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.
Performance
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com
Management
Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.
Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser; each of whom has served as a portfolio manager of the Fund since 2026.
Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com
.
Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.
Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.
FUND SUMMARY – Corgi Kioxia 2x Daily ETF
Investment Objective
The
Corgi Kioxia 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Kioxia Holdings Corporation (TYO: 285A) ("Kioxia" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund
, t
he Trust, and the Adviser are not affiliated with Kioxia Holdings Corporation, the Underlying Security, or any of their respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.50%

(1)
Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
Based on estimated amounts for the current fiscal year.
Expense Example
This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$51	$160

Portfolio Turnover
When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Principal Investment Strategies
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Kioxia Holdings Corporation ("Kioxia"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. For purposes of the Fund's 2x Daily Objective, the referenced daily return is measured on a U.S. dollar-translated basis and therefore reflects both (i) movements in the Underlying Security's local-market price and (ii) changes in the U.S. dollar/foreign currency exchange rate. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Kioxia Holdings Corporation. As of the date of this Prospectus, Kioxia Holdings Corporation is assigned to the semiconductor industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Kioxia Holdings Corporation (TYO: 285A) ("Kioxia")
is a Japan-based semiconductor company focused on the development, manufacture, and sale of memory and storage products. The company's products include NAND flash memory and solid-state storage solutions used in consumer electronics, data centers, mobile devices, and enterprise systems. Kioxia operates globally and is headquartered in Tokyo, Japan.
Information regarding Kioxia may be obtained from publicly available sources, including, but not limited to, the company's investor relations website (https://www.kioxia-holdings.com/en-jp/ir.html), regulatory filings, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Tokyo Stock Exchange ("TSE") and is not listed on a U.S. national securities exchange. Securities traded on foreign exchanges may be subject to different reporting standards, regulatory oversight, settlement practices, and investor protections than securities traded in the United States.
The Tokyo Stock Exchange operates during trading hours that differ from U.S. market hours. As a result, the market price of the Underlying Security may change at times when U.S. markets are closed and the Fund's shares are not trading. This may increase the risk that the Fund's shares trade at a premium or discount to the Fund's net asset value.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Kioxia Holdings Corporation. Information about Kioxia Holdings Corporation included in this Prospectus is based on the date of this Prospectus. Kioxia Holdings Corporation is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate
to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.
Principal Risks of Investing in the Fund
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short term instruments, and adversely affect equity market valuations.
Foreign Securities Risk.
The Underlying Security is issued by a non-U.S. company and is traded on a foreign securities exchange. Foreign securities involve risks not typically associated with U.S. securities. These may include differences in accounting, auditing, financial reporting, disclosure standards, and regulatory oversight; less liquid and more volatile markets; and political, economic, or social instability. Foreign markets may impose trading restrictions, capital controls, or other limitations that could affect the Fund's ability to obtain exposure or close positions. Legal remedies available to investors may be more limited in foreign jurisdictions, and enforcement of judgments may be difficult. Settlement, custody, and clearance practices may differ from those in U.S. markets and may be less developed, which could increase operational or counterparty risks. Government authorities may intervene in financial markets through regulation, trading suspensions, market closures, or other actions that could adversely affect the value or liquidity of the Underlying Security.
Foreign Issuer Governance and Shareholder Rights Risk.
Corporate governance standards, shareholder protections, disclosure requirements, and regulatory oversight applicable to foreign issuers may differ from those in the United States. Foreign issuers may have controlling shareholders, concentrated ownership structures, or different fiduciary standards that could affect minority shareholders. Legal remedies available to investors may be more limited, and it may be difficult to obtain or enforce judgments against foreign issuers. These factors could adversely affect the value of the Underlying Security and, because the Fund provides leveraged exposure, may result in amplified declines in the Fund's net asset value and market price.
Japan Market Risk.
The Underlying Security is listed on the Tokyo Stock Exchange ("TSE"). The Japanese securities market may be more volatile and less liquid than U.S. markets and may be affected by changes in government policy, trade conditions, currency fluctuations, regional economic developments, and global market conditions. Japan's economy is heavily dependent on international trade and exports, which may make it particularly sensitive to changes in global demand, supply chain disruptions, commodity price fluctuations, and economic conditions in major trading partners. Market structure, trading hours, settlement practices, and regulatory oversight in Japan differ from those in the United States and may affect the Fund's ability to obtain exposure, maintain exposure, or rebalance exposure efficiently or at expected prices. In addition, Japanese authorities may intervene in financial markets, including through monetary policy actions, currency market intervention, regulatory measures, trading restrictions, or market closures, which could adversely affect liquidity, valuation, or the value of the Underlying Security.
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.
Gap Risk.
Because the Underlying Security trades on a foreign exchange during hours when the Fund's shares do not trade, significant price changes may occur between market sessions. Such overnight, weekend, or holiday price movements may cause the Fund to experience substantial gains or losses at the next market open. Due to the Fund's daily leveraged investment objective, these movements may result in amplified volatility and losses in the Fund's NAV and market price.
Global Equity Market Risk.
The Fund is exposed to global equity market risk through its exposure to the Underlying Security. Equity securities may decline in value due to issuer-specific factors or broad market and economic conditions. Global equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, earnings trends, political events, trade disputes, pandemics, natural disasters, and other factors. Because the Fund provides leveraged exposure, declines in global equity markets may result in proportionally larger declines in the Fund's net asset value.
Currency Risk
. Because the Underlying Security is denominated in a foreign currency, the Fund is indirectly exposed to currency risk. Changes in currency exchange rates may reduce returns or increase losses. Even if the Underlying Security gains value in their local currencies, the Fund's return may be reduced if the U.S. dollar strengthens relative to those currencies. The Fund does not expect to systematically hedge foreign currency exposure.
NAND Flash Market and Pricing Cycle Risk.
The issuer of the Underlying Security operates in the NAND flash memory market, which is highly cyclical and subject to rapid changes in supply and demand. Prices for NAND products may decline significantly during industry downturns due to factors such as reduced global demand, excess inventories, increased production capacity, or technological transitions. Such conditions may adversely affect the issuer's revenues, profitability, and financial condition and may cause the value of the Underlying Security to decline. Because the Fund seeks daily leveraged investment results, adverse developments in the NAND market may result in amplified losses and increased volatility in the Fund's net asset value and market price.
Semiconductor Industry Risk.
Through its exposure to the Underlying Security, the Fund is exposed to risks associated with the semiconductor industry. The semiconductor industry is highly cyclical and subject to rapid technological change, short product life cycles, significant capital expenditure requirements, and pricing volatility. Periods of excess capacity, inventory corrections, pricing pressure, or reduced demand may materially and adversely affect the financial performance of the issuer of the Underlying Security and the value of the Underlying Security. Because the Fund seeks leveraged exposure, such adverse developments may result in proportionally larger declines in the Fund's net asset value.
Joint Venture Manufacturing Risk.
The issuer relies on strategic joint venture arrangements for a significant portion of its semiconductor manufacturing capacity. Disputes, operational disruptions, financial difficulties, or strategic disagreements with joint venture partners could impair production, delay technology transitions, increase costs, or reduce output, which could adversely affect the issuer's business and the value of the Underlying Security.
Capital Intensity Risk.
The issuer operates in a highly capital-intensive industry requiring substantial ongoing investment in fabrication facilities, semiconductor manufacturing equipment, process technologies, and capacity expansion. Significant capital expenditures are required to develop next-generation memory technologies, expand production output, and maintain competitiveness. If expected returns on such investments are not realized, or if industry demand or pricing declines, the issuer's financial flexibility may be reduced and its operating results and financial condition could be materially adversely affected, which could negatively impact the value of the Underlying Security.
Customer Concentration Risk.
The issuer derives a substantial portion of its revenue from a limited number of large customers, including cloud service providers, device manufacturers, and storage solution integrators. The loss of, or reduction in purchases by, one or more key customers, or changes in their inventory management or procurement strategies, could materially adversely affect revenues, margins, and operating results and negatively affect the value of the Underlying Security.
Technology Transition Risk.
The issuer's competitiveness depends on its ability to successfully develop, manufacture, and commercialize advanced semiconductor technologies, including transitions to new process nodes and memory architectures. Such transitions are complex, capital-intensive, and subject to significant execution risk, including yield shortfalls, manufacturing defects, equipment delays, supply constraints, design flaws, or failures to achieve expected performance or cost targets. Delays or difficulties in executing technology transitions could reduce production volumes, increase costs, impair margins, or cause the issuer to lose market share to competitors. These developments could materially adversely affect the issuer's financial condition and the value of the Underlying Security. Because the Fund seeks daily leveraged investment results, such adverse developments may result in amplified losses and increased volatility in the Fund's net asset value and market price.
Information & Corporate Action Risk.
Information regarding the Underlying Security may be less timely, less complete, or subject to different accounting and reporting standards than information for U.S. issuers. Corporate actions, including dividends, stock splits, mergers, regulatory interventions, or trading suspensions, may occur with limited advance notice and may affect the Fund's ability to maintain its targeted exposure.
Trading Hours Risk.
The Underlying Security trades during hours when U.S. markets are closed. As a result, the Fund's NAV may be based on prices that are stale or reflect information that differs from the information available during U.S. trading hours. This may increase the likelihood that the Fund's shares trade at a premium or discount to NAV.
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.
Performance
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return).
The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com
Management
Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.
Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser; each of whom has served as a portfolio manager of the Fund since 2026.
Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com
.
Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.
Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.
FUND SUMMARY - Corgi Besi 2x Daily ETF
Investment Objective
The
Corgi Besi 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of BE Semicondu ct
or Industries N.V. (Euronext Amsterdam: BESI) ("Besi" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with BE Semiconductor Industries N.V., the Underlying Security, or any of their respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.50%

(1)
Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
Based on estimated amounts for the current fiscal year.
Expense Example
This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$51	$160

Portfolio Turnover
When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Principal Investment Strategies
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of BE Semiconductor Industries N.V. ("Besi"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. For purposes of the Fund's 2x Daily Objective, the referenced daily return is measured on a U.S. dollar-translated basis and therefore reflects both (i) movements in the Underlying Security's local-market price and (ii) changes in the U.S. dollar/foreign currency exchange rate. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to BE Semiconductor Industries N.V. As of the date of this Prospectus, BE Semiconductor Industries N.V. is assigned to the semiconductor industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
BE Semiconductor Industries N.V. (Euronext Amsterdam: BESI) ("Besi")
is a Netherlands-based semiconductor equipment manufacturer that develops, produces, markets, and services advanced assembly equipment used in semiconductor packaging and interconnect technologies. Its products are used by semiconductor manufacturers and outsourced semiconductor assembly and test providers in applications including advanced packaging, flip chip, wafer-level packaging, and die attach solutions for mobile devices, automotive electronics, data centers, and other computing applications. Besi operates globally and is headquartered in Duiven, the Netherlands.
Information regarding Besi may be obtained from publicly available sources, including, but not limited to, the company's investor relations website (
https://www.besi.com
), regulatory filings, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on Euronext Amsterdam and is not listed on a U.S. national securities exchange. Securities traded on foreign exchanges may be subject to different reporting standards, regulatory oversight, settlement practices, and investor protections than securities traded in the United States.
Euronext Amsterdam operates during trading hours that differ from U.S. market hours. As a result, the market price of the Underlying Security may change at times when U.S. markets are closed and the Fund's shares are not trading. This may increase the risk that the Fund's shares trade at a premium or discount to the Fund's net asset value.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of
BE Semiconductor Industries N.V.
Information about BE Semiconductor Industries N.V.
included in this Prospectus is based on the date of this Prospectus.
BE Semiconductor Industries N.V.
is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.
Principal Risks of Investing in the Fund
The principal risks are presented below in order of importance as determined by the Adviser, with the
most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short term instruments, and adversely affect equity market valuations.
Foreign Securities Risk.
The Underlying Security is issued by a non-U.S. company and is traded on a foreign securities exchange. Foreign securities involve risks not typically associated with U.S. securities. These may include differences in accounting, auditing, financial reporting, disclosure standards, and regulatory oversight; less liquid and more volatile markets; and political, economic, or social instability. Foreign markets may impose trading restrictions, capital controls, or other limitations that could affect the Fund's ability to obtain exposure or close positions. Legal remedies available to investors may be more limited in foreign jurisdictions, and enforcement of judgments may be difficult. Settlement, custody, and clearance practices may differ from those in U.S. markets and may be less developed, which could increase operational or counterparty risks. Government authorities may intervene in financial markets through regulation, trading suspensions, market closures, or other actions that could adversely affect the value or liquidity of the Underlying Security.
Foreign Issuer Governance and Shareholder Rights Risk.
Corporate governance standards, shareholder protections, disclosure requirements, and regulatory oversight applicable to foreign issuers may differ from those in the United States. Foreign issuers may have controlling shareholders, concentrated ownership structures, or different fiduciary standards that could affect minority shareholders. Legal remedies available to investors may be more limited, and it may be difficult to obtain or enforce judgments against foreign issuers. These factors could adversely affect the value of the Underlying Security and, because the Fund provides leveraged exposure, may result in amplified declines in the Fund's net asset value and market price.
Netherlands Market Risk.
The Underlying Security is listed on Euronext Amsterdam. Securities markets in the Netherlands may be more volatile and less liquid than U.S. markets and may be affected by changes in government policy, trade conditions, currency fluctuations, regional economic developments, and global market conditions. The Dutch economy is highly dependent on international trade, financial services, and cross-border commerce, which may make it particularly sensitive to changes in global demand, supply chain disruptions, commodity price fluctuations, interest rate movements, and economic conditions in major trading partners. Market structure, trading hours, settlement practices, and regulatory oversight in the Netherlands differ from those in the United States and may affect the Fund's ability to obtain exposure, maintain exposure, or rebalance exposure efficiently or at expected prices. In addition, European Union or Dutch authorities may intervene in financial markets through regulatory actions, monetary or fiscal policy measures, trading restrictions, or market closures, which could adversely affect liquidity, valuation, or the value of the Underlying Security.
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.
Gap Risk.
Because the Underlying Security trades on a foreign exchange during hours when the Fund's shares do not trade, significant price changes may occur between market sessions. Such overnight, weekend, or holiday price movements may cause the Fund to experience substantial gains or losses at the next market open. Due to the Fund's daily leveraged investment objective, these movements may result in amplified volatility and losses in the Fund's NAV and market price.
Global Equity Market Risk.
The Fund is exposed to global equity market risk through its exposure to the Underlying Security. Equity securities may decline in value due to issuer-specific factors or broad market and economic conditions. Global equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, earnings trends, political events, trade disputes, pandemics, natural disasters, and other factors. Because the Fund provides leveraged exposure, declines in global equity markets may result in proportionally larger declines in the Fund's net asset value.
Currency Risk.
Because the Underlying Security is denominated in a foreign currency, the Fund is indirectly exposed to currency risk. Changes in currency exchange rates may reduce returns or increase losses. Even if the Underlying Security gains value in their local currencies, the Fund's return may be reduced if the U.S. dollar strengthens relative to those currencies. The Fund does not expect to systematically hedge foreign currency exposure.
Semiconductor Equipment Demand Cycle Risk.
The issuer derives a substantial portion of its revenue from sales of semiconductor assembly and packaging equipment. Demand for such equipment is highly cyclical and depends largely on capital expenditures by semiconductor manufacturers. These expenditures are influenced by semiconductor supply-demand conditions, chip pricing trends, technological transitions, and global economic conditions. During industry downturns or periods of reduced capital spending, semiconductor manufacturers may delay, reduce, or cancel equipment purchases, which could materially adversely affect the issuer's revenues, profitability, and financial condition and may cause the value of the Underlying Security to decline. Because the Fund seeks daily leveraged investment results, adverse developments affecting semiconductor equipment demand may result in amplified losses and increased volatility in the Fund's net asset value and market price.
Semiconductor Industry Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks affecting the global semiconductor industry. The semiconductor industry is highly cyclical and subject to rapid technological change, pricing volatility, geopolitical trade dynamics, supply chain constraints, and fluctuations in end-market demand across sectors such as consumer electronics, automotive, cloud computing, and artificial intelligence. Periods of industry oversupply, inventory corrections, pricing pressure, or reduced demand for semiconductors may materially adversely affect the financial performance of companies operating in the industry, including customers of the issuer of the Underlying Security, and may cause the value of the Underlying Security to decline. Because the Fund seeks leveraged exposure, such adverse developments may result in proportionally larger declines in the Fund's net asset value.
Advanced Packaging Adoption Risk.
The issuer's growth depends in part on industry adoption of advanced semiconductor packaging technologies, including hybrid bonding and next-generation interconnect solutions. If semiconductor manufacturers adopt alternative technologies, delay transitions, reduce capital spending, or select competing equipment suppliers, demand for the issuer's products could decline, which could adversely affect revenues, margins, and market share and negatively impact the value of the Underlying Security. Because the Fund provides leveraged exposure, such developments may result in amplified losses and increased volatility in the Fund's net asset value and market price.
Capital Intensity Risk.
The issuer operates in a capital-intensive industry requiring ongoing investment in precision manufacturing equipment, advanced packaging technologies, engineering capabilities, and research and development. Significant capital expenditures may be necessary to develop new packaging platforms, expand production capacity, and maintain technological competitiveness. If anticipated demand or returns on these investments are not realized, financial flexibility may be reduced and operating results may be adversely affected, which could negatively impact the value of the Underlying Security.
Customer Concentration Risk.
The issuer derives a substantial portion of its revenue from a limited number of semiconductor manufacturers, foundries, and outsourced assembly and test providers. The loss of, or reduction in orders from, one or more key customers, or changes in their capital spending or production plans, could materially adversely affect revenues, margins, and operating results and negatively affect the value of the Underlying Security.
Technology Transition Risk.
The issuer's competitiveness depends on its ability to successfully develop, manufacture, and commercialize advanced semiconductor assembly and packaging equipment technologies. Transitions to new packaging architectures, advanced interconnect solutions, or next-generation manufacturing platforms are complex, capital-intensive, and subject to significant execution risk, including engineering challenges, equipment performance limitations, supply constraints, design defects, or delays in product development. Difficulties or delays in successfully introducing new technologies or equipment platforms could reduce order volumes, increase costs, impair margins, or cause the issuer to lose market share to competitors. These developments could materially adversely affect the issuer's financial condition and the value of the Underlying Security. Because the Fund seeks daily leveraged investment results, such adverse developments may result in amplified losses and increased volatility in the Fund's net asset value and market price.
Information & Corporate Action Risk.
Information regarding the Underlying Security may be less timely, less complete, or subject to different accounting and reporting standards than information for U.S. issuers. Corporate actions, including dividends, stock splits, mergers, regulatory interventions, or trading suspensions, may occur with limited advance notice and may affect the Fund's ability to maintain its targeted exposure.
Trading Hours Risk.
The Underlying Security trades during hours when U.S. markets are closed. As a result, the Fund's NAV may be based on prices that are stale or reflect information that differs from the information available during U.S. trading hours. This may increase the likelihood that the Fund's shares trade at a premium or discount to NAV.
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.
Performance
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com
Management
Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.
Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser; each of whom has served as a portfolio manager of the Fund since 2026.
Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com
.
Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.
Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.
FUND SUMMARY - Corgi TEL 2x Daily ETF
Investment Objective
The
Corgi TEL 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the
p
ublicly-traded common stock of Tokyo Electron Limited (TYO: 8035) ("TEL" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Tokyo Electron Limited, the Underlying Security, or any of their respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.50%

(1)
Under the unitary fee arrangement, Corgi
Strategies
, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
Based on estimated amounts for the current fiscal year.
Expense Example
This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$51	$160

Portfolio Turnover
When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Principal Investment Strategies
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Tokyo Electron Limited ("TEL"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. For purposes of the Fund's 2x Daily Objective, the referenced daily return is measured on a U.S. dollar-translated basis and therefore reflects both (i) movements in the Underlying Security's local-market price and (ii) changes in the U.S. dollar/foreign currency exchange rate. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Tokyo Electron Limited. As of the date of this Prospectus, Tokyo Electron Limited is assigned to the semiconductor industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Tokyo Electron Limited
(TYO: 8035) ("TEL")
is a Japan-based semiconductor equipment manufacturer that develops, produces, and markets advanced semiconductor production equipment used in wafer fabrication processes. Its products are used by semiconductor manufacturers worldwide in applications including logic, memory, foundry, and advanced packaging production. TEL operates globally and is headquartered in Tokyo, Japan.
Information regarding TEL may be obtained from publicly available sources, including, but not limited to, the company's investor relations website (https://www.tel.com), regulatory filings, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Tokyo Stock Exchange ("TSE") and is not listed on a U.S. national securities exchange. Securities traded on foreign exchanges may be subject to different reporting standards, regulatory oversight, settlement practices, and investor protections than securities traded in the United States.
The Tokyo Stock Exchange operates during trading hours that differ from U.S. market hours. As a result, the market price of the Underlying Security may change at times when U.S. markets are closed and the Fund's shares are not trading. This may increase the risk that the Fund's shares trade at a premium or discount to the Fund's net asset value.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the Tokyo Electron Limited.
Information about the Tokyo Electron Limited
included in this Prospectus is based on the date of this Prospectus.
Tokyo Electron Limited is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.
Principal Risks of Investing in the Fund
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the
Underlying
Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short term instruments, and adversely affect equity market valuations.
Foreign Securities Risk.
The Underlying Security is issued by a non-U.S. company and is traded on a foreign securities exchange. Foreign securities involve risks not typically associated with U.S. securities. These may include differences in accounting, auditing, financial reporting, disclosure standards, and regulatory oversight; less liquid and more volatile markets; and political, economic, or social instability. Foreign markets may impose trading restrictions, capital controls, or other limitations that could affect the Fund's ability to obtain exposure or close positions. Legal remedies available to investors may be more limited in foreign jurisdictions, and enforcement of judgments may be difficult. Settlement, custody, and clearance practices may differ from those in U.S. markets and may be less developed, which could increase operational or counterparty risks. Government authorities may intervene in financial markets through regulation, trading suspensions, market closures, or other actions that could adversely affect the value or liquidity of the Underlying Security.
Foreign Issuer Governance and Shareholder Rights Risk.
Corporate governance standards, shareholder protections, disclosure requirements, and regulatory oversight applicable to foreign issuers may differ from those in the United States. Foreign issuers may have controlling shareholders, concentrated ownership structures, or different fiduciary standards that could affect minority shareholders. Legal remedies available to investors may be more limited, and it may be difficult to obtain or enforce judgments against foreign issuers. These factors could adversely affect the value of the Underlying Security and, because the Fund provides leveraged exposure, may result in amplified declines in the Fund's net asset value and market price.
Japan Market Risk.
The Underlying Security is listed on the Tokyo Stock Exchange ("TSE"). The Japanese securities market may be more volatile and less liquid than U.S. markets and may be affected by changes in government policy, trade conditions, currency fluctuations, regional economic developments, and global market conditions. Japan's economy is heavily dependent on international trade and exports, which may make it particularly sensitive to changes in global demand, supply chain disruptions, commodity price fluctuations, and economic conditions in major trading partners. Market structure, trading hours, settlement practices, and regulatory oversight in Japan differ from those in the United States and may affect the Fund's ability to obtain exposure, maintain exposure, or rebalance exposure efficiently or at expected prices. In addition, Japanese authorities may intervene in financial markets, including through monetary policy actions, currency market intervention, regulatory measures, trading restrictions, or market closures, which could adversely affect liquidity, valuation, or the value of the Underlying Security.
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.
Gap Risk.
Because the Underlying Security trades on a foreign exchange during hours when the Fund's shares do not trade, significant price changes may occur between market sessions. Such overnight, weekend, or holiday price movements may cause the Fund to experience substantial gains or losses at the next market open. Due to the Fund's daily leveraged investment objective, these movements may result in amplified volatility and losses in the Fund's NAV and market price.
Global Equity Market Risk.
The Fund is exposed to global equity market risk through its exposure to the Underlying Security. Equity securities may decline in value due to issuer-specific factors or broad market and economic conditions. Global equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, earnings trends, political events, trade disputes, pandemics, natural disasters, and other factors. Because the Fund provides leveraged exposure, declines in global equity markets may result in proportionally larger declines in the Fund's net asset value.
Currency Risk.
Because the Underlying Security is denominated in a foreign currency, the Fund is indirectly exposed to currency risk. Changes in currency exchange rates may reduce returns or increase losses. Even if the Underlying Security gains value in their local currencies, the Fund's return may be reduced if the U.S. dollar strengthens relative to those currencies. The Fund does not expect to systematically hedge foreign currency exposure.
Semiconductor Equipment Demand Cycle Risk.
The issuer derives a substantial portion of its revenue from sales of semiconductor manufacturing equipment. Demand for such equipment is highly cyclical and depends largely on capital expenditures by semiconductor manufacturers, which are influenced by semiconductor supply-demand conditions, chip pricing trends, technology transition cycles, and global economic conditions. During industry downturns or periods of reduced capital spending, semiconductor manufacturers may delay, reduce, or cancel equipment purchases, which could materially adversely affect the issuer's revenues, profitability, and financial condition and may cause the value of the Underlying Security to decline. Because the Fund seeks daily leveraged investment results, adverse developments affecting semiconductor equipment demand may result in amplified losses and increased volatility in the Fund's net asset value and market price.
Semiconductor Industry Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks affecting the global semiconductor industry. The semiconductor industry is highly cyclical and subject to rapid technological change, pricing volatility, geopolitical trade dynamics, supply chain constraints, and fluctuations in end-market demand across sectors such as consumer electronics, automotive, cloud computing, and artificial intelligence. Periods of industry oversupply, inventory corrections, pricing pressure, or reduced semiconductor demand may materially adversely affect the financial performance of semiconductor manufacturers, which could reduce capital expenditures on equipment and negatively affect demand for the issuer's products and the value of the Underlying Security. Because the Fund seeks leveraged exposure, such adverse developments may result in proportionally larger declines in the Fund's net asset value.
Technology Adoption and Transition Risk.
The issuer's growth depends on semiconductor manufacturers adopting new process technologies, device architectures, advanced packaging solutions, and next-generation manufacturing platforms, as well as on the issuer's ability to successfully develop, manufacture, and commercialize equipment supporting such transitions. Technology migrations are complex, capital-intensive, and subject to significant execution risk, including engineering challenges, equipment performance limitations, supply constraints, design defects, or delays in product development. If semiconductor manufacturers delay technology transitions, reduce capital expenditures, adopt alternative technologies, or select competing equipment suppliers, demand for the issuer's products could decline, which could adversely affect revenues, margins, market share, and the value of the Underlying Security. Because the Fund seeks daily leveraged investment results, such adverse developments may result in amplified losses and increased volatility in the Fund's net asset value and market price.
Export Control and Trade Restriction Risk.
The issuer's business is sensitive to international trade policies, export controls, and geopolitical developments affecting semiconductor supply chains. Restrictions on sales of semiconductor manufacturing equipment to certain countries, customers, or end uses, or changes in licensing requirements, sanctions regimes, or trade regulations, could limit the issuer's ability to sell products, reduce revenues, or disrupt operations. Such developments could materially adversely affect the issuer's financial condition and the value of the Underlying Security. Because the Fund seeks daily leveraged investment results, such developments may result in amplified losses and increased volatility in the Fund's net asset value and market price.
Capital Intensity Risk.
The issuer operates in a highly capital-intensive industry requiring substantial ongoing investment in advanced manufacturing equipment development, engineering infrastructure, and research and development. Significant expenditures are required to support innovation, meet customer technology requirements, and maintain competitive positioning. Large capital requirements may reduce financial flexibility and increase sensitivity to downturns in semiconductor demand, capital spending cycles, or pricing conditions, which could materially adversely affect the issuer's financial condition and the value of the Underlying Security.
Customer Concentration Risk.
The issuer derives a substantial portion of its revenue from a limited number of semiconductor manufacturers and foundries. The loss of, or reduction in purchases by, one or more major customers, delays in fab construction, or changes in capital expenditure plans could materially adversely affect revenues, margins, and operating results and negatively impact the value of the Underlying Security.
Information & Corporate Action Risk.
Information regarding the Underlying Security may be less timely, less complete, or subject to different accounting and reporting standards than information for U.S. issuers. Corporate actions, including dividends, stock splits, mergers, regulatory interventions, or trading suspensions, may occur with limited advance notice and may affect the Fund's ability to maintain its targeted exposure.
Trading Hours Risk.
The Underlying Security trades during hours when U.S. markets are closed. As a result, the Fund's NAV may be based on prices that are stale or reflect information that differs from the information available during U.S. trading hours. This may increase the likelihood that the Fund's shares trade at a premium or discount to NAV.
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.
Performance
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com
Management
Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.
Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser; each of whom has served as a portfolio manager of the Fund since 2026.
Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com
.
Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.
Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.
FUND SUMMARY - Corgi Advantest 2x Daily ETF
Investment Objective
The
Corgi Advantest 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Advantest Corporation (TYO: 6857) ("Advantest" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The F
u
nd, the Trust, and the Adviser are not affiliated with Advantest Corporation, the Underlying Security, or any of their respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.50%

(1)
Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
Based on estimated amounts for the current fiscal year.
Expense Example
This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$51	$160

Portfolio Turnover
When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Principal Investment Strategies
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Advantest Corporation ("Advantest"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. For purposes of the Fund's 2x Daily Objective, the referenced daily return is measured on a U.S. dollar-translated basis and therefore reflects both (i) movements in the Underlying Security's local-market price and (ii) changes in the U.S. dollar/foreign currency exchange rate. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Advantest Corporation. As of the date of this Prospectus, Advantest Corporation is assigned to the semiconductor industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Advantest Corporation (TYO: 6857) ("Advantest")
is a Japan-based semiconductor equipment manufacturer that develops, produces, and markets automatic test equipment and related solutions used in semiconductor testing and measurement processes. Its products are used by semiconductor manufacturers and device designers worldwide in applications including logic, memory, system-on-chip, and advanced semiconductor devices. Advantest operates globally and is headquartered in Tokyo, Japan.
Information regarding Advantest may be obtained from publicly available sources, including, but not limited to, the company's investor relations website (https://www.advantest.com), regulatory filings, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Tokyo Stock Exchange ("TSE") and is not listed on a U.S. national securities exchange. Securities traded on foreign exchanges may be subject to different reporting standards, regulatory oversight, settlement practices, and investor protections than securities traded in the United States.
The Tokyo Stock Exchange operates during trading hours that differ from U.S. market hours. As a result, the market price of the Underlying Security may change at times when U.S. markets are closed and the Fund's shares are not trading. This may increase the risk that the Fund's shares trade at a premium or discount to the Fund's net asset value.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the Advantest Corporation.
Information about the Advantest Corporation
included in this Prospectus is based on the date of this Prospectus.
Advantest Corporation is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.
Principal Risks of Investing in the Fund
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short term instruments, and adversely affect equity market valuations.
Foreign Securities Risk.
The Underlying Security is issued by a non-U.S. company and is traded on a foreign securities exchange. Foreign securities involve risks not typically associated with U.S. securities. These may include differences in accounting, auditing, financial reporting, disclosure standards, and regulatory oversight; less liquid and more volatile markets; and political, economic, or social instability. Foreign markets may impose trading restrictions, capital controls, or other limitations that could affect the Fund's ability to obtain exposure or close positions. Legal remedies available to investors may be more limited in foreign jurisdictions, and enforcement of judgments may be difficult. Settlement, custody, and clearance practices may differ from those in U.S. markets and may be less developed, which could increase operational or counterparty risks. Government authorities may intervene in financial markets through regulation, trading suspensions, market closures, or other actions that could adversely affect the value or liquidity of the Underlying Security.
Foreign Issuer Governance and Shareholder Rights Risk.
Corporate governance standards, shareholder protections, disclosure requirements, and regulatory oversight applicable to foreign issuers may differ from those in the United States. Foreign issuers may have controlling shareholders, concentrated ownership structures, or different fiduciary standards that could affect minority shareholders. Legal remedies available to investors may be more limited, and it may be difficult to obtain or enforce judgments against foreign issuers. These factors could adversely affect the value of the Underlying Security and, because the Fund provides leveraged exposure, may result in amplified declines in the Fund's net asset value and market price.
Japan Market Risk.
The Underlying Security is listed on the Tokyo Stock Exchange ("TSE"). The Japanese securities market may be more volatile and less liquid than U.S. markets and may be affected by changes in government policy, trade conditions, currency fluctuations, regional economic developments, and global market conditions. Japan's economy is heavily dependent on international trade and exports, which may make it particularly sensitive to changes in global demand, supply chain disruptions, commodity price fluctuations, and economic conditions in major trading partners. Market structure, trading hours, settlement practices, and regulatory oversight in Japan differ from those in the United States and may affect the Fund's ability to obtain exposure, maintain exposure, or rebalance exposure efficiently or at expected prices. In addition, Japanese authorities may intervene in financial markets, including through monetary policy actions, currency market intervention, regulatory measures, trading restrictions, or market closures, which could adversely affect liquidity, valuation, or the value of the Underlying Security.
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.
Gap Risk.
Because the Underlying Security trades on a foreign exchange during hours when the Fund's shares do not trade, significant price changes may occur between market sessions. Such overnight, weekend, or holiday price movements may cause the Fund to experience substantial gains or losses at the next market open. Due to the Fund's daily leveraged investment objective, these movements may result in amplified volatility and losses in the Fund's NAV and market price.
Global Equity Market Risk.
The Fund is exposed to global equity market risk through its exposure to the Underlying Security. Equity securities may decline in value due to issuer-specific factors or broad market and economic conditions. Global equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, earnings trends, political events, trade disputes, pandemics, natural disasters, and other factors. Because the Fund provides leveraged exposure, declines in global equity markets may result in proportionally larger declines in the Fund's net asset value.
Currency Risk
. Because the Underlying Security is denominated in a foreign currency, the Fund is indirectly exposed to currency risk. Changes in currency exchange rates may reduce returns or increase losses. Even if the Underlying Security gains value in their local currencies, the Fund's return may be reduced if the U.S. dollar strengthens relative to those currencies. The Fund does not expect to systematically hedge foreign currency exposure.
Semiconductor Test Equipment Demand Cycle Risk.
The issuer derives a substantial portion of its revenue from sales of semiconductor test equipment. Demand for such equipment is highly cyclical and depends largely on capital expenditures and production volumes of semiconductor manufacturers. These expenditures are influenced by semiconductor supply-demand conditions, device pricing trends, technology transitions, and global economic conditions. During industry downturns or periods of reduced capital spending, semiconductor manufacturers may delay, reduce, or cancel equipment purchases, which could materially adversely affect the issuer's revenues, profitability, and financial condition and may cause the value of the Underlying Security to decline. Because the Fund seeks daily leveraged investment results, adverse developments affecting semiconductor test equipment demand may result in amplified losses and increased volatility in the Fund's net asset value and market price.
Semiconductor Industry Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks affecting the global semiconductor industry. The semiconductor industry is highly cyclical and subject to rapid technological change, pricing volatility, supply chain constraints, geopolitical trade dynamics, and fluctuations in end-market demand across sectors such as artificial intelligence, cloud computing, consumer electronics, and automotive. Periods of industry oversupply, inventory corrections, pricing pressure, or reduced semiconductor demand may materially adversely affect semiconductor manufacturers and reduce demand for semiconductor test equipment, which could negatively affect the issuer's financial performance and the value of the Underlying Security. Because the Fund seeks leveraged exposure, such adverse developments may result in proportionally larger declines in the Fund's net asset value.
Technology Adoption and Device Complexity Risk.
The issuer's growth depends in part on semiconductor manufacturers' adoption of increasingly complex chip architectures, advanced process nodes, and next-generation device designs, which require sophisticated testing solutions. If transitions to new semiconductor technologies are delayed, scaled back, or replaced by alternative approaches, or if demand for advanced devices weakens, demand for the issuer's testing systems could decline. In addition, difficulties in developing or commercializing new testing platforms capable of supporting emerging chip designs could impair the issuer's competitiveness, reduce revenues, or cause loss of market share, which could negatively affect the value of the Underlying Security. Because the Fund provides leveraged exposure, such developments may result in amplified losses and increased volatility in the Fund's net asset value and market price.
AI and High-Performance Computing Demand Risk.
Demand for the issuer's semiconductor test systems is significantly influenced by end markets such as artificial intelligence, high-performance computing, data centers, and advanced logic devices. If growth in these markets slows, becomes more volatile, or shifts to alternative technologies or architectures, demand for the issuer's products may decline. These markets may also experience rapid demand swings, capital spending cycles, and technology transitions that cause semiconductor manufacturers to delay or reduce equipment purchases. Such developments could materially adversely affect the issuer's revenues, margins, and operating results and negatively affect the value of the Underlying Security. Because the Fund seeks daily leveraged investment results, these developments may result in amplified losses and increased volatility in the Fund's net asset value and market price.
Export Control and Trade Restriction Risk.
The issuer's business is sensitive to international trade policies, export controls, and geopolitical developments affecting semiconductor supply chains. Restrictions on sales of semiconductor manufacturing equipment to certain countries, customers, or end uses, or changes in licensing requirements, sanctions regimes, or trade regulations, could limit the issuer's ability to sell products, reduce revenues, or disrupt operations. Such developments could materially adversely affect the issuer's financial condition and the value of the Underlying Security. Because the Fund seeks daily leveraged investment results, such developments may result in amplified losses and increased volatility in the Fund's net asset value and market price.
Capital Intensity Risk.
The issuer operates in a technology-intensive industry requiring substantial ongoing investment in research and development, precision engineering, test platform design, manufacturing capabilities, and software development. Significant expenditures are necessary to develop next-generation testing systems and maintain technological competitiveness. If anticipated returns on such investments are not achieved, or if semiconductor demand declines, the issuer's financial flexibility, operating results, and financial condition could be materially adversely affected, which could negatively impact the value of the Underlying Security.
Customer Concentration Risk.
The issuer derives a substantial portion of its revenue from a limited number of semiconductor manufacturers. The loss of, or reduction in orders from, one or more key customers, delays in production ramps, or shifts in testing strategies could materially adversely affect revenues, margins, and operating results and negatively affect the value of the Underlying Security.
Information & Corporate Action Risk.
Information regarding the Underlying Security may be less timely, less complete, or subject to different accounting and reporting standards than information for U.S. issuers. Corporate actions, including dividends, stock splits, mergers, regulatory interventions, or trading suspensions, may occur with limited advance notice and may affect the Fund's ability to maintain its targeted exposure.
Trading Hours Risk.
The Underlying Security trades during hours when U.S. markets are closed. As a result, the Fund's NAV may be based on prices that are stale or reflect information that differs from the information available during U.S. trading hours. This may increase the likelihood that the Fund's shares trade at a premium or discount to NAV.
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.
Performance
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com
Management
Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.
Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser; each of whom has served as a portfolio manager of the Fund since 2026.
Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com
.
Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.
Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.
FUND SUMMARY - Corgi ASM 2x Daily ETF
Investment Objective
The
Corgi ASM 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of ASM International N.V. (Euronext Amsterdam: ASM) ("ASM" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the T
r
ust, and the Adviser are not affiliated with ASM International N.V., the Underlying Security, or any of their respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.50%

(1)
Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a
Rule
12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
Based on estimated amounts for the current fiscal year.
Expense Example
This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$51	$160

Portfolio Turnover
When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Principal Investment Strategies
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of ASM International N.V. ("ASM"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. For purposes of the Fund's 2x Daily Objective, the referenced daily return is measured on a U.S. dollar-translated basis and therefore reflects both (i) movements in the Underlying Security's local-market price and (ii) changes in the U.S. dollar/foreign currency exchange rate. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to ASM International N.V. As of the date of this Prospectus, ASM International N.V. is assigned to the semiconductor industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
ASM International N.V. (Euronext Amsterdam: ASM) ("ASM")
is a Netherlands-based semiconductor equipment manufacturer that develops, produces, markets, and services advanced wafer processing equipment used in semiconductor fabrication. The company's products are used by semiconductor manufacturers worldwide in applications including logic, memory, foundry, and advanced semiconductor device production. ASM operates globally and is headquartered in Almere, the Netherlands.
Information regarding ASM may be obtained from publicly available sources, including, but not limited to, the company's investor relations website (https://www.asm.com), regulatory filings, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on Euronext Amsterdam and is not listed on a U.S. national securities exchange. Securities traded on foreign exchanges may be subject to different reporting standards, regulatory oversight, settlement practices, and investor protections than securities traded in the United States.
Euronext Amsterdam operates during trading hours that differ from U.S. market hours. As a result, the market price of the Underlying Security may change at times when U.S. markets are closed and the Fund's shares are not trading. This may increase the risk that the Fund's shares trade at a premium or discount to the Fund's net asset value.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of
ASM International N.V. Information about ASM International N.V. included in this Prospectus is based on the date of this Prospectus.
ASM International N.V. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.
Principal Risks of Investing in the Fund
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short term instruments, and adversely affect equity market valuations.
Foreign Securities Risk.
The Underlying Security is issued by a non-U.S. company and is traded on a foreign securities exchange. Foreign securities involve risks not typically associated with U.S. securities. These may include differences in accounting, auditing, financial reporting, disclosure standards, and regulatory oversight; less liquid and more volatile markets; and political, economic, or social instability. Foreign markets may impose trading restrictions, capital controls, or other limitations that could affect the Fund's ability to obtain exposure or close positions. Legal remedies available to investors may be more limited in foreign jurisdictions, and enforcement of judgments may be difficult. Settlement, custody, and clearance practices may differ from those in U.S. markets and may be less developed, which could increase operational or counterparty risks. Government authorities may intervene in financial markets through regulation, trading suspensions, market closures, or other actions that could adversely affect the value or liquidity of the Underlying Security.
Foreign Issuer Governance and Shareholder Rights Risk.
Corporate governance standards, shareholder protections, disclosure requirements, and regulatory oversight applicable to foreign issuers may differ from those in the United States. Foreign issuers may have controlling shareholders, concentrated ownership structures, or different fiduciary standards that could affect minority shareholders. Legal remedies available to investors may be more limited, and it may be difficult to obtain or enforce judgments against foreign issuers. These factors could adversely affect the value of the Underlying Security and, because the Fund provides leveraged exposure, may result in amplified declines in the Fund's net asset value and market price.
Netherlands Market Risk.
The Underlying Security is listed on Euronext Amsterdam. Securities markets in the Netherlands may be more volatile and less liquid than U.S. markets and may be affected by changes in government policy, trade conditions, currency fluctuations, regional economic developments, and global market conditions. The Dutch economy is highly dependent on international trade, financial services, and cross-border commerce, which may make it particularly sensitive to changes in global demand, supply chain disruptions, commodity price fluctuations, interest rate movements, and economic conditions in major trading partners. Market structure, trading hours, settlement practices, and regulatory oversight in the Netherlands differ from those in the United States and may affect the Fund's ability to obtain exposure, maintain exposure, or rebalance exposure efficiently or at expected prices. In addition, European Union or Dutch authorities may intervene in financial markets through regulatory actions, monetary or fiscal policy measures, trading restrictions, or market closures, which could adversely affect liquidity, valuation, or the value of the Underlying Security.
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.
Gap Risk.
Because the Underlying Security trades on a foreign exchange during hours when the Fund's shares do not trade, significant price changes may occur between market sessions. Such overnight, weekend, or holiday price movements may cause the Fund to experience substantial gains or losses at the next market open. Due to the Fund's daily leveraged investment objective, these movements may result in amplified volatility and losses in the Fund's NAV and market price.
Global Equity Market Risk.
The Fund is exposed to global equity market risk through its exposure to the Underlying Security. Equity securities may decline in value due to issuer-specific factors or broad market and economic conditions. Global equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, earnings trends, political events, trade disputes, pandemics, natural disasters, and other factors. Because the Fund provides leveraged exposure, declines in global equity markets may result in proportionally larger declines in the Fund's net asset value.
Currency Risk
. Because the Underlying Security is denominated in a foreign currency, the Fund is indirectly exposed to currency risk. Changes in currency exchange rates may reduce returns or increase losses. Even if the Underlying Security gains value in their local currencies, the Fund's return may be reduced if the U.S. dollar strengthens relative to those currencies. The Fund does not expect to systematically hedge foreign currency exposure.
Semiconductor Equipment Demand Cycle Risk.
The issuer derives a substantial portion of its revenue from sales of semiconductor wafer fabrication equipment, particularly deposition systems used in advanced logic and memory manufacturing. Demand for such equipment is highly cyclical and depends largely on capital expenditures by semiconductor manufacturers, which are influenced by semiconductor supply-demand conditions, device pricing trends, technology node transitions, and global economic conditions. During industry downturns or periods of reduced capital spending, semiconductor manufacturers may delay, reduce, or cancel equipment purchases, which could materially adversely affect the issuer's revenues, profitability, and financial condition and may cause the value of the Underlying Security to decline. Because the Fund seeks daily leveraged investment results, adverse developments affecting semiconductor equipment demand may result in amplified losses and increased volatility in the Fund's net asset value and market price.
Semiconductor Industry Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks affecting the global semiconductor industry. The semiconductor industry is highly cyclical and subject to rapid technological change, pricing volatility, geopolitical trade dynamics, supply chain constraints, and fluctuations in end-market demand across sectors such as consumer electronics, automotive, cloud computing, and artificial intelligence. Periods of industry oversupply, inventory corrections, pricing pressure, or reduced demand for semiconductors may materially adversely affect the financial performance of semiconductor manufacturers, which could reduce capital expenditures on fabrication equipment and negatively affect demand for the issuer's products and the value of the Underlying Security. Because the Fund seeks leveraged exposure, such adverse developments may result in proportionally larger declines in the Fund's net asset value.
Advanced Process Node Adoption Risk.
The issuer's growth depends in part on semiconductor manufacturers' adoption of advanced process technologies, including next-generation logic and memory nodes that require increasingly sophisticated deposition solutions such as atomic layer deposition and epitaxy. If semiconductor manufacturers delay node migrations, scale back capital expenditures, adopt alternative manufacturing approaches, or select competing equipment suppliers, demand for the issuer's products could decline, which could adversely affect revenues, margins, and market share and negatively impact the value of the Underlying Security. Because the Fund provides leveraged exposure, such developments may result in amplified losses and increased volatility in the Fund's net asset value and market price.
Capital Intensity Risk.
The issuer operates in a highly capital-intensive industry requiring substantial ongoing investment in advanced semiconductor equipment development, engineering infrastructure, precision manufacturing capabilities, and research and development. Significant expenditures may be necessary to support innovation, maintain technological leadership, and meet customer process requirements. Large capital requirements may reduce financial flexibility and increase sensitivity to downturns in semiconductor capital spending cycles or industry demand.
Customer Concentration Risk.
The issuer derives a substantial portion of its revenue from a limited number of semiconductor manufacturers and foundries. The loss of, or reduction in orders from, one or more key customers, delays in fabrication facility investments, or changes in customer capital expenditure plans could materially adversely affect revenues, margins, and operating results, which could negatively affect the value of the Underlying Security.
Technology Transition and Process Innovation Risk.
The issuer's competitiveness depends on its ability to successfully develop, manufacture, and commercialize advanced semiconductor fabrication technologies. Transitions to new process architectures, materials, and manufacturing techniques are complex, capital-intensive, and subject to significant execution risk, including engineering challenges, equipment performance limitations, supply constraints, design defects, or delays in product development. Difficulties or delays in successfully introducing new equipment platforms could reduce order volumes, increase costs, impair margins, or cause the issuer to lose market share to competitors. These developments could materially adversely affect the issuer's financial condition and the value of the Underlying Security. Because the Fund seeks daily leveraged investment results, such adverse developments may result in amplified losses and increased volatility in the Fund's net asset value and market price.
Export Control and Trade Restriction Risk.
The issuer's business is sensitive to international trade policies, export controls, and geopolitical developments affecting semiconductor supply chains. Restrictions on sales of semiconductor manufacturing equipment to certain countries, customers, or end uses, or changes in licensing requirements, sanctions regimes, or trade regulations, could limit the issuer's ability to sell products, reduce revenues, or disrupt operations. Such developments could materially adversely affect the issuer's financial condition and the value of the Underlying Security. Because the Fund seeks daily leveraged investment results, these developments may result in amplified losses and increased volatility in the Fund's net asset value and market price.
Information & Corporate Action Risk.
Information regarding the Underlying Security may be less timely, less complete, or subject to different accounting and reporting standards than information for U.S. issuers. Corporate actions, including dividends, stock splits, mergers, regulatory interventions, or trading suspensions, may occur with limited advance notice and may affect the Fund's ability to maintain its targeted exposure.
Trading Hours Risk.
The Underlying Security trades during hours when U.S. markets are closed. As a result, the Fund's NAV may be based on prices that are stale or reflect information that differs from the information available during U.S. trading hours. This may increase the likelihood that the Fund's shares trade at a premium or discount to NAV.
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.
Performance
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com
Management
Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.
Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser; each of whom has served as a portfolio manager of the Fund since 2026.
Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com
.
Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.
Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.
FUND SUMMARY - Corgi MediaTek 2x Daily ETF
Investment Objective
The
Corgi MediaTek 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of
MediaTek Inc.
(TWSE: 2454) ("MediaTek" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the A dv
iser are not affiliated with
MediaTek Inc.
, the Underlying Security, or any of their respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.50%

(1)
Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees;
interest
on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
Based on estimated amounts for the current fiscal year.
Expense Example
This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$51	$160

Portfolio Turnover
When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Principal Investment Strategies
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of
MediaTek Inc.
("MediaTek"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. For purposes of the Fund's 2x Daily Objective, the referenced daily return is measured on a U.S. dollar-translated basis and therefore reflects both (i) movements in the Underlying Security's local-market price and (ii) changes in the U.S. dollar/foreign currency exchange rate. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to MediaTek Inc. As of the date of this Prospectus, MediaTek Inc. is assigned to the semiconductor industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
MediaTek Inc. (TWSE: 2454) ("MediaTek")
is a Taiwan-based fabless semiconductor company that develops, designs, and markets system-on-chip solutions and other semiconductor products used in mobile devices, home entertainment, connectivity, networking, and Internet-of-Things applications. The company's products are used by consumer electronics and technology manufacturers worldwide across applications including smartphones, tablets, smart TVs, broadband devices, automotive systems, and artificial intelligence-enabled devices. MediaTek operates globally and is headquartered in Hsinchu, Taiwan.
Information regarding MediaTek may be obtained from publicly available sources, including, but not limited to, the company's investor relations website (https://www.mediatek.com), regulatory filings, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Taiwan Stock Exchange ("TWSE") and is not listed on a U.S. national securities exchange. Securities traded on foreign exchanges may be subject to different reporting standards, regulatory oversight, settlement practices, and investor protections than securities traded in the United States.
The Taiwan Stock Exchange operates during trading hours that differ from U.S. market hours. As a result, the market price of the Underlying Security may change at times when U.S. markets are closed and the Fund's shares are not trading. This may increase the risk that the Fund's shares trade at a premium or discount to the Fund's net asset value.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of MediaTek Inc. Information about MediaTek Inc. included in this Prospectus is based on the date of this Prospectus.
MediaTek Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.
Principal Risks of Investing in the Fund
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short term instruments, and adversely affect equity market valuations.
Foreign Securities Risk.
The Underlying Security is issued by a non-U.S. company and is traded on a foreign securities exchange. Foreign securities involve risks not typically associated with U.S. securities. These may include differences in accounting, auditing, financial reporting, disclosure standards, and regulatory oversight; less liquid and more volatile markets; and political, economic, or social instability. Foreign markets may impose trading restrictions, capital controls, or other limitations that could affect the Fund's ability to obtain exposure or close positions. Legal remedies available to investors may be more limited in foreign jurisdictions, and enforcement of judgments may be difficult. Settlement, custody, and clearance practices may differ from those in U.S. markets and may be less developed, which could increase operational or counterparty risks. Government authorities may intervene in financial markets through regulation, trading suspensions, market closures, or other actions that could adversely affect the value or liquidity of the Underlying Security.
Foreign Issuer Governance and Shareholder Rights Risk.
Corporate governance standards, shareholder protections, disclosure requirements, and regulatory oversight applicable to foreign issuers may differ from those in the United States. Foreign issuers may have controlling shareholders, concentrated ownership structures, or different fiduciary standards that could affect minority shareholders. Legal remedies available to investors may be more limited, and it may be difficult to obtain or enforce judgments against foreign issuers. These factors could adversely affect the value of the Underlying Security and, because the Fund provides leveraged exposure, may result in amplified declines in the Fund's net asset value and market price.
Taiwan Market Risk.
The Underlying Security is listed on the Taiwan Stock Exchange. Securities markets in Taiwan may be more volatile and less liquid than U.S. markets and may be affected by changes in government policy, trade conditions, currency fluctuations, regional economic developments, and global market conditions. Taiwan's economy is highly dependent on international trade, technology exports, and cross-border supply chains, which may make it particularly sensitive to changes in global demand, semiconductor industry cycles, geopolitical developments, supply chain disruptions, commodity price fluctuations, interest rate movements, and economic conditions in major trading partners, including the United States and China. Market structure, trading hours, settlement practices, and regulatory oversight in Taiwan differ from those in the United States and may affect the Fund's ability to obtain exposure, maintain exposure, or rebalance exposure efficiently or at expected prices. In addition, Taiwanese authorities may intervene in financial markets through regulatory actions, currency controls, trading restrictions, capital controls, market stabilization measures, or market closures, which could adversely affect liquidity, valuation, or the value of the Underlying Security.
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.
Gap Risk.
Because the Underlying Security trades on a foreign exchange during hours when the Fund's shares do not trade, significant price changes may occur between market sessions. Such overnight, weekend, or holiday price movements may cause the Fund to experience substantial gains or losses at the next market open. Due to the Fund's daily leveraged investment objective, these movements may result in amplified volatility and losses in the Fund's NAV and market price.
Global Equity Market Risk.
The Fund is exposed to global equity market risk through its exposure to the Underlying Security. Equity securities may decline in value due to issuer-specific factors or broad market and economic conditions. Global equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, earnings trends, political events, trade disputes, pandemics, natural disasters, and other factors. Because the Fund provides leveraged exposure, declines in global equity markets may result in proportionally larger declines in the Fund's net asset value.
Currency Risk.
Because the Underlying Security is denominated in a foreign currency, the Fund is indirectly exposed to currency risk. Changes in currency exchange rates may reduce returns or increase losses. Even if the Underlying Security gains value in their local currencies, the Fund's return may be reduced if the U.S. dollar strengthens relative to those currencies. The Fund does not expect to systematically hedge foreign currency exposure.
Fabless Semiconductor Model Risk.
The issuer operates as a fabless semiconductor company and relies on third-party foundries, primarily advanced-node manufacturers, to fabricate its chips. Its ability to meet customer demand depends on the capacity, performance, pricing, and yield of these external manufacturing partners. Constraints in foundry capacity, production disruptions, allocation changes, or pricing increases could limit supply of the issuer's products, increase costs, delay deliveries, or reduce margins, which could materially adversely affect the issuer's financial condition and the value of the Underlying Security. Because the Fund seeks daily leveraged investment results, such adverse developments may result in amplified losses and increased volatility in the Fund's net asset value and market price.
Smartphone and Consumer Electronics Demand Exposure Risk.
A substantial portion of the issuer's revenue is derived from chipsets used in smartphones and consumer electronic devices. Demand in these end markets is cyclical and influenced by consumer spending trends, device replacement cycles, macroeconomic conditions, and competitive product launches. Weakness in global smartphone demand, inventory corrections among device manufacturers, or shifts toward alternative chipset suppliers could materially reduce sales volumes and margins and negatively affect the value of the Underlying Security. Because the Fund provides leveraged exposure, such developments may result in proportionally larger declines in the Fund's net asset value.
Advanced Node Dependency Risk.
Many of the issuer's high-performance products rely on leading-edge semiconductor manufacturing nodes. Advanced nodes involve complex engineering, higher wafer costs, yield challenges, and limited supplier availability. Difficulties or delays in migrating products to smaller process nodes, or increases in advanced node fabrication costs, could reduce margins, delay product launches, or limit competitiveness, which could materially adversely affect revenues and the value of the Underlying Security. Because the Fund seeks daily leveraged investment results, such developments may result in amplified losses and increased volatility in the Fund's net asset value and market price.
Capital Intensity Risk.
The issuer operates in a technology-intensive industry requiring substantial ongoing investment in semiconductor design, software development, intellectual property, and research and development. Significant expenditures are necessary to develop next-generation system-on-chip platforms, maintain competitive performance, and support evolving industry standards. These investment requirements may reduce financial flexibility and increase sensitivity to downturns in semiconductor demand, pricing cycles, or end-market conditions.
Customer Concentration Risk.
The issuer derives a substantial portion of its revenue from a limited number of device manufacturers and original equipment manufacturers. The loss of, or reduction in purchases by, one or more key customers, changes in product design cycles, or shifts to competing chipset suppliers could materially adversely affect revenues, margins, and operating results, which could negatively affect the value of the Underlying Security.
Technology Transition and Process Cycle Risk.
The issuer's competitiveness depends on its ability to design and commercialize advanced system-on-chip solutions supporting next-generation wireless standards, AI processing, graphics performance, and power efficiency. Product cycles in semiconductor design are rapid and require substantial research and development investment. Delays in launching new chip platforms, engineering defects, software integration issues, or failure to meet performance or efficiency targets could reduce demand for the issuer's products, impair margins, or cause loss of market share to competitors. These developments could materially adversely affect the issuer's financial condition and the value of the Underlying Security. Because the Fund seeks daily leveraged investment results, such developments may result in amplified losses and increased volatility in the Fund's net asset value and market price.
Export Control and Trade Restriction Risk.
The issuer's business is sensitive to international trade policies, export controls, sanctions regimes, and geopolitical developments affecting the semiconductor industry. Restrictions on the export, sale, or licensing of semiconductors, semiconductor technologies, or products incorporating such technologies to certain countries, customers, or end uses, or changes in applicable trade regulations or licensing requirements, could limit the issuer's ability to sell products, restrict access to key markets, disrupt supply chains, or increase compliance costs. Such developments could materially adversely affect the issuer's revenues, operating results, and financial condition and negatively impact the value of the Underlying Security. Because the Fund seeks daily leveraged investment results, these developments may result in amplified losses and increased volatility in the Fund's net asset value and market price.
Information & Corporate Action Risk.
Information regarding the Underlying Security may be less timely, less complete, or subject to different accounting and reporting standards than information for U.S. issuers. Corporate actions, including dividends, stock splits, mergers, regulatory interventions, or trading suspensions, may occur with limited advance notice and may affect the Fund's ability to maintain its targeted exposure.
Trading Hours Risk.
The Underlying Security trades during hours when U.S. markets are closed. As a result, the Fund's NAV may be based on prices that are stale or reflect information that differs from the information available during U.S. trading hours. This may increase the likelihood that the Fund's shares trade at a premium or discount to NAV.
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.
Performance
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com
Management
Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.
Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser; each of whom has served as a portfolio manager of the Fund since 2026.
Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com
.
Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.
Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.
FUND SUMMARY - Corgi Delta Electronics 2x Daily ETF
Investment Objective
The
Corgi Delta Electronics 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded com mo
n stock of Delta Electronics,
Inc.
(TWSE: 2308) ("Delta Electronics" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with
Delta Electronics, Inc.
, the Underlying Security, or any of their respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.50%

(1)
Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
Based on estimated amounts for the current fiscal year.
Expense Example
This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$51	$160

Portfolio Turnover
When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Principal Investment Strategies
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of
Delta Electronics, Inc
("Delta Electronics"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. For purposes of the Fund's 2x Daily Objective, the referenced daily return is measured on a U.S. dollar-translated basis and therefore reflects both (i) movements in the Underlying Security's local-market price and (ii) changes in the U.S. dollar/foreign currency exchange rate. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Delta Electronics, Inc. As of the date of this Prospectus, Delta Electronics, Inc. is assigned to the power electronics and industrial automation industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Delta Electronics, Inc. (TWSE: 2308) ("Delta Electronics")
is a Taiwan-based provider of power and thermal management solutions that develops, manufactures, and markets products used in industrial automation, data centers, telecommunications, electric vehicles, renewable energy systems, and consumer electronics applications. The company's offerings include power supplies, power management components, cooling systems, industrial automation equipment, and energy infrastructure solutions used by technology, industrial, and electronics manufacturers worldwide. Delta Electronics operates globally and is headquartered in Taipei, Taiwan.
Information regarding Delta Electronics may be obtained from publicly available sources, including, but not limited to, the company's investor relations website (https://www.deltaww.com), regulatory filings, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Taiwan Stock Exchange ("TWSE") and is not listed on a U.S. national securities exchange. Securities traded on foreign exchanges may be subject to different reporting standards, regulatory oversight, settlement practices, and investor protections than securities traded in the United States.
The Taiwan Stock Exchange operates during trading hours that differ from U.S. market hours. As a result, the market price of the Underlying Security may change at times when U.S. markets are closed and the Fund's shares are not trading. This may increase the risk that the Fund's shares trade at a premium or discount to the Fund's net asset value.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Delta Electronics, Inc. Information about Delta Electronics, Inc. included in this Prospectus is based on the date of this Prospectus.
Delta Electronics, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.
Principal Risks of Investing in the Fund
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short term instruments, and adversely affect equity market valuations.
Foreign Securities Risk.
The Underlying Security is issued by a non-U.S. company and is traded on a foreign securities exchange. Foreign securities involve risks not typically associated with U.S. securities. These may include differences in accounting, auditing, financial reporting, disclosure standards, and regulatory oversight; less liquid and more volatile markets; and political, economic, or social instability. Foreign markets may impose trading restrictions, capital controls, or other limitations that could affect the Fund's ability to obtain exposure or close positions. Legal remedies available to investors may be more limited in foreign jurisdictions, and enforcement of judgments may be difficult. Settlement, custody, and clearance practices may differ from those in U.S. markets and may be less developed, which could increase operational or counterparty risks. Government authorities may intervene in financial markets through regulation, trading suspensions, market closures, or other actions that could adversely affect the value or liquidity of the Underlying Security.
Foreign Issuer Governance and Shareholder Rights Risk.
Corporate governance standards, shareholder protections, disclosure requirements, and regulatory oversight applicable to foreign issuers may differ from those in the United States. Foreign issuers may have controlling shareholders, concentrated ownership structures, or different fiduciary standards that could affect minority shareholders. Legal remedies available to investors may be more limited, and it may be difficult to obtain or enforce judgments against foreign issuers. These factors could adversely affect the value of the Underlying Security and, because the Fund provides leveraged exposure, may result in amplified declines in the Fund's net asset value and market price.
Taiwan Market Risk.
The Underlying Security is listed on the Taiwan Stock Exchange. Securities markets in Taiwan may be more volatile and less liquid than U.S. markets and may be affected by changes in government policy, trade conditions, currency fluctuations, regional economic developments, and global market conditions. Taiwan's economy is highly dependent on international trade, technology exports, and cross-border supply chains, which may make it particularly sensitive to changes in global demand, semiconductor industry cycles, geopolitical developments, supply chain disruptions, commodity price fluctuations, interest rate movements, and economic conditions in major trading partners, including the United States and China. Market structure, trading hours, settlement practices, and regulatory oversight in Taiwan differ from those in the United States and may affect the Fund's ability to obtain exposure, maintain exposure, or rebalance exposure efficiently or at expected prices. In addition, Taiwanese authorities may intervene in financial markets through regulatory actions, currency controls, trading restrictions, capital controls, market stabilization measures, or market closures, which could adversely affect liquidity, valuation, or the value of the Underlying Security.
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.
Gap Risk.
Because the Underlying Security trades on a foreign exchange during hours when the Fund's shares do not trade, significant price changes may occur between market sessions. Such overnight, weekend, or holiday price movements may cause the Fund to experience substantial gains or losses at the next market open. Due to the Fund's daily leveraged investment objective, these movements may result in amplified volatility and losses in the Fund's NAV and market price.
Global Equity Market Risk.
The Fund is exposed to global equity market risk through its exposure to the Underlying Security. Equity securities may decline in value due to issuer-specific factors or broad market and economic conditions. Global equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, earnings trends, political events, trade disputes, pandemics, natural disasters, and other factors. Because the Fund provides leveraged exposure, declines in global equity markets may result in proportionally larger declines in the Fund's net asset value.
Currency Risk.
Because the Underlying Security is denominated in a foreign currency, the Fund is indirectly exposed to currency risk. Changes in currency exchange rates may reduce returns or increase losses. Even if the Underlying Security gains value in their local currencies, the Fund's return may be reduced if the U.S. dollar strengthens relative to those currencies. The Fund does not expect to systematically hedge foreign currency exposure.
Power Electronics Demand Cycle Risk.
The issuer derives a substantial portion of its revenue from power electronics, energy infrastructure, and electronic component solutions used across industrial, data center, automotive, and consumer applications. Demand for such products is cyclical and depends on capital expenditures, infrastructure investment, electrification trends, and global economic conditions. During industry downturns or periods of reduced capital spending, customers may delay, reduce, or cancel equipment purchases, which could materially adversely affect the issuer's revenues, profitability, and financial condition and may cause the value of the Underlying Security to decline. Because the Fund seeks daily leveraged investment results, adverse developments affecting demand for power and energy infrastructure equipment may result in amplified losses and increased volatility in the Fund's net asset value and market price.
Industrial and Infrastructure Exposure Risk.
The issuer supplies products used in industrial automation, renewable energy, electric vehicle systems, telecommunications infrastructure, and data centers. Demand in these end markets is influenced by macroeconomic conditions, government policy, interest rates, and capital investment cycles. Weakness in global industrial production, reduced infrastructure spending, or delays in large-scale projects could reduce demand for the issuer's products and adversely affect revenues, margins, and operating results, which could negatively impact the value of the Underlying Security. Because the Fund provides leveraged exposure, such developments may result in proportionally larger declines in the Fund's net asset value.
Energy Transition and Policy Risk.
Demand for many of the issuer's products is influenced by global energy transition initiatives, electrification trends, environmental regulations, and government incentives supporting renewable energy, electric vehicles, and energy-efficient infrastructure. Changes in policy, subsidy reductions, regulatory shifts, or slower-than-expected adoption of electrification technologies could reduce demand for the issuer's products and adversely affect its financial performance and the value of the Underlying Security. Because the Fund seeks leveraged exposure, such developments may result in proportionally larger declines in the Fund's net asset value.
Capital Intensity Risk.
The issuer operates in a manufacturing-intensive industry requiring substantial ongoing investment in production facilities, automation systems, engineering capabilities, and research and development. Significant capital expenditures may be required to expand manufacturing capacity, develop new power and thermal management technologies, and maintain operational efficiency. Large capital requirements may reduce financial flexibility and increase sensitivity to downturns in global industrial demand or infrastructure spending cycles.
Customer Concentration Risk.
The issuer derives a substantial portion of its revenue from a limited number of large customers in the technology, industrial, and automotive sectors. The loss of, or reduction in orders from, one or more key customers, changes in procurement strategies, or delays in customer product launches could materially adversely affect revenues, margins, and operating results, which could negatively affect the value of the Underlying Security.
Technology Transition and Process Cycle Risk.
The issuer's competitiveness depends on its ability to successfully develop, manufacture, and commercialize advanced power management, energy efficiency, and automation technologies. Rapid technological change, evolving customer requirements, and increasing performance expectations require continuous investment in research and development. Delays or difficulties in launching new products, engineering challenges, component shortages, or failure to meet performance or cost targets could reduce demand for the issuer's offerings, impair margins, or result in loss of market share to competitors. These developments could materially adversely affect the issuer's financial condition and the value of the Underlying Security. Because the Fund seeks daily leveraged investment results, such adverse developments may result in amplified losses and increased volatility in the Fund's net asset value and market price.
Export Control and Trade Restriction Risk.
The issuer's business is sensitive to international trade policies, export controls, tariffs, and geopolitical developments affecting global technology and industrial supply chains. Restrictions on the export, sale, or licensing of electronic components, power systems, or related technologies to certain countries, customers, or end uses, or changes in applicable trade regulations or sanctions regimes, could limit the issuer's ability to sell products, restrict access to key markets, disrupt supply chains, or increase compliance costs. Such developments could materially adversely affect the issuer's revenues, operating results, and financial condition and negatively impact the value of the Underlying Security. Because the Fund seeks daily leveraged investment results, these developments may result in amplified losses and increased volatility in the Fund's net asset value and market price.
Information & Corporate Action Risk.
Information regarding the Underlying Security may be less timely, less complete, or subject to different accounting and reporting standards than information for U.S. issuers. Corporate actions, including dividends, stock splits, mergers, regulatory interventions, or trading suspensions, may occur with limited advance notice and may affect the Fund's ability to maintain its targeted exposure.
Trading Hours Risk.
The Underlying Security trades during hours when U.S. markets are closed. As a result, the Fund's NAV may be based on prices that are stale or reflect information that differs from the information available during U.S. trading hours. This may increase the likelihood that the Fund's shares trade at a premium or discount to NAV.
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.
Performance
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com
Management
Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.
Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser; each of whom has served as a portfolio manager of the Fund since 2026.
Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com
.
Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.
Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.
FUND SUMMARY - Corgi Hyundai 2x Daily ETF
Investment Objective
The
Corgi Hyundai 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Hyundai Motor Company (KRX: 005380) ("Hyundai" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Hyundai Motor Company, the Underlying Security, or any of their respective affiliates
.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.50%

(1)
Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
Based on estimated amounts for the current fiscal year.
Expense Example
This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$51	$160

Portfolio Turnover
When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Principal Investment Strategies
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Hyundai Motor Company ("Hyundai"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. For purposes of the Fund's 2x Daily Objective, the referenced daily return is measured on a U.S. dollar-translated basis and therefore reflects both (i) movements in the Underlying Security's local-market price and (ii) changes in the U.S. dollar/foreign currency exchange rate. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Hyundai Motor Company. As of the date of this Prospectus, Hyundai Motor Company is assigned to the automotive industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Hyundai Motor Company (KRX: 005380)
("Hyundai")
is a South Korea-based automotive manufacturer that designs, manufactures, and sells passenger vehicles, commercial vehicles, and mobility solutions. The company's products include internal combustion engine vehicles, hybrid and electric vehicles, hydrogen fuel cell vehicles, and related automotive technologies used by consumers and commercial customers worldwide. Hyundai operates globally and is headquartered in Seoul, South Korea.
Information regarding Hyundai may be obtained from publicly available sources, including, but not limited to, the company's investor relations website (https://www.hyundai.com), regulatory filings, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Korea Exchange ("KRX") and is not listed on a U.S. national securities exchange. Securities traded on foreign exchanges may be subject to different reporting standards, regulatory oversight, settlement practices, and investor protections than securities traded in the United States.
The Korea Exchange operates during trading hours that differ from U.S. market hours. As a result, the market price of the Underlying Security may change at times when U.S. markets are closed and the Fund's shares are not trading. This may increase the risk that the Fund's shares trade at a premium or discount to the Fund's net asset value.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Hyundai Motor Company. Information about Hyundai Motor Company included in this Prospectus is based on the date of this Prospectus.
Hyundai Motor Company is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.
Principal Risks of Investing in the Fund
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short term instruments, and adversely affect equity market valuations.
Foreign Securities Risk.
The Underlying Security is issued by a non-U.S. company and is traded on a foreign securities exchange. Foreign securities involve risks not typically associated with U.S. securities. These may include differences in accounting, auditing, financial reporting, disclosure standards, and regulatory oversight; less liquid and more volatile markets; and political, economic, or social instability. Foreign markets may impose trading restrictions, capital controls, or other limitations that could affect the Fund's ability to obtain exposure or close positions. Legal remedies available to investors may be more limited in foreign jurisdictions, and enforcement of judgments may be difficult. Settlement, custody, and clearance practices may differ from those in U.S. markets and may be less developed, which could increase operational or counterparty risks. Government authorities may intervene in financial markets through regulation, trading suspensions, market closures, or other actions that could adversely affect the value or liquidity of the Underlying Security.
Foreign Issuer Governance and Shareholder Rights Risk.
Corporate governance standards, shareholder protections, disclosure requirements, and regulatory oversight applicable to foreign issuers may differ from those in the United States. Foreign issuers may have controlling shareholders, concentrated ownership structures, or different fiduciary standards that could affect minority shareholders. Legal remedies available to investors may be more limited, and it may be difficult to obtain or enforce judgments against foreign issuers. These factors could adversely affect the value of the Underlying Security and, because the Fund provides leveraged exposure, may result in amplified declines in the Fund's net asset value and market price.
South Korea Market Risk.
The Underlying Security is listed on the Korea Exchange ("KRX"). The South Korean securities market may be significantly more volatile and less liquid than U.S. markets and may be affected by changes in government policy, geopolitical tensions on the Korean peninsula, trade disputes, currency fluctuations, regional economic conditions, and global market developments. South Korea's economy is highly dependent on exports and international trade, which may make it particularly sensitive to changes in global demand, supply chain disruptions, and foreign economic conditions. Market structure, trading hours, settlement practices, and regulatory oversight in South Korea differ from those in the United States and may affect the Fund's ability to obtain exposure, maintain, or rebalance exposure efficiently or at expected prices. In addition, government authorities may intervene in financial markets through regulatory actions, trading restrictions, or market closures, which could adversely affect liquidity, valuation, or the value of the Underlying Security.
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.
Gap Risk.
Because the Underlying Security trades on a foreign exchange during hours when the Fund's shares do not trade, significant price changes may occur between market sessions. Such overnight, weekend, or holiday price movements may cause the Fund to experience substantial gains or losses at the next market open. Due to the Fund's daily leveraged investment objective, these movements may result in amplified volatility and losses in the Fund's NAV and market price.
Global Equity Market Risk.
The Fund is exposed to global equity market risk through its exposure to the Underlying Security. Equity securities may decline in value due to issuer-specific factors or broad market and economic conditions. Global equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, earnings trends, political events, trade disputes, pandemics, natural disasters, and other factors. Because the Fund provides leveraged exposure, declines in global equity markets may result in proportionally larger declines in the Fund's net asset value.
Currency Risk.
Because the Underlying Security is denominated in a foreign currency, the Fund is indirectly exposed to currency risk. Changes in currency exchange rates may reduce returns or increase losses. Even if the Underlying Security gains value in their local currencies, the Fund's return may be reduced if the U.S. dollar strengthens relative to those currencies. The Fund does not expect to systematically hedge foreign currency exposure.
Automotive Demand Cycle Risk.
The issuer derives a substantial portion of its revenue from the global sale of passenger vehicles, commercial vehicles, and related mobility solutions. Demand for automobiles is highly cyclical and depends on macroeconomic conditions, consumer confidence, interest rates, fuel prices, employment levels, and credit availability. During economic downturns or periods of reduced consumer spending, vehicle purchases may decline or be deferred, which could materially adversely affect the issuer's revenues, margins, and operating results and negatively impact the value of the Underlying Security. Because the Fund seeks daily leveraged investment results, such adverse developments may result in amplified losses and increased volatility in the Fund's net asset value and market price.
Electric Vehicle Transition Risk.
The issuer's long-term growth strategy depends in part on the global transition toward electric vehicles ("EVs") and electrified mobility. This transition requires significant investment in battery technology, platform development, supply chains, and manufacturing capacity. If adoption of EVs occurs more slowly than anticipated, if charging infrastructure deployment lags, or if competing manufacturers introduce superior or lower-cost technologies, demand for the issuer's electrified vehicle offerings could decline, which could adversely affect revenues, margins, and market share.
Commodity and Input Cost Volatility Risk.
The issuer's manufacturing costs are influenced by prices of raw materials such as steel, aluminum, lithium, nickel, copper, and plastics. Volatility in commodity prices or supply constraints may increase production costs and reduce margins if the issuer is unable to pass such costs on to customers through pricing adjustments.
Capital Intensity Risk.
The issuer operates in a highly capital-intensive industry requiring substantial ongoing investment in manufacturing facilities, vehicle platforms, tooling, electrification initiatives, research and development, and supply chain infrastructure. Significant capital expenditures are required to develop new vehicle models, expand production capacity, transition to electric vehicle technologies, and comply with evolving regulatory and environmental standards. Large capital requirements may reduce financial flexibility and increase sensitivity to downturns in global automotive demand, pricing pressure, or shifts in consumer preferences, which could materially adversely affect the issuer's financial condition and the value of the Underlying Security.
Customer Financing and Credit Risk.
Demand for vehicles often depends on the availability of consumer financing. Tightening credit conditions, rising interest rates, or deterioration in consumer credit quality could reduce vehicle sales volumes. In addition, the issuer's financing operations may be exposed to credit losses if borrowers default.
Technology and Innovation Risk.
The issuer's competitiveness depends on its ability to design, develop, manufacture, and commercialize technologically advanced vehicles, including autonomous driving features, software platforms, connectivity solutions, and electrified powertrains. Delays in product development, software failures, safety issues, cybersecurity vulnerabilities, or failure to meet performance or regulatory standards could reduce demand for the issuer's products and harm its reputation and financial performance.
Export Control, Trade Policy, and Tariff Risk.
The issuer's business is sensitive to international trade policies, tariffs, export controls, sanctions regimes, and geopolitical developments affecting the global automotive and manufacturing supply chains. Changes in trade agreements, tariffs on vehicles or automotive components, localization requirements, or restrictions on exports to certain countries or customers could limit the issuer's ability to sell vehicles, increase production costs, disrupt supply chains, or restrict access to key markets. Such developments could materially adversely affect the issuer's revenues, operating results, and financial condition and negatively impact the value of the Underlying Security. Because the Fund seeks daily leveraged investment results, these developments may result in amplified losses and increased volatility in the Fund's net asset value and market price.
Information & Corporate Action Risk.
Information regarding the Underlying Security may be less timely, less complete, or subject to different accounting and reporting standards than information for U.S. issuers. Corporate actions, including dividends, stock splits, mergers, regulatory interventions, or trading suspensions, may occur with limited advance notice and may affect the Fund's ability to maintain its targeted exposure.
Trading Hours Risk.
The Underlying Security trades during hours when U.S. markets are closed. As a result, the Fund's NAV may be based on prices that are stale or reflect information that differs from the information available during U.S. trading hours. This may increase the likelihood that the Fund's shares trade at a premium or discount to NAV.
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.
Performance
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com
Management
Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.
Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser; each of whom has served as a portfolio manager of the Fund since 2026.
Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com
.
Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.
Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.
FUND SUMMARY - Corgi DISCO 2x Daily ETF
Investment Objective
The
Corgi DISCO 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-tr ade
d common stock of DISCO Corporation (TYO: 6146) ("DISCO" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with
DISCO Corporation
, the Underlying Security, or any of their respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.50%

(1)
Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
Based on estimated amounts for the current fiscal year.
Expense Example
This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$51	$160

Portfolio Turnover
When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Principal Investment Strategies
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of DISCO Corporation ("DISCO"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. For purposes of the Fund's 2x Daily Objective, the referenced daily return is measured on a U.S. dollar-translated basis and therefore reflects both (i) movements in the Underlying Security's local-market price and (ii) changes in the U.S. dollar/foreign currency exchange rate. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to DISCO Corporation. As of the date of this Prospectus, DISCO Corporation is assigned to the semiconductor industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
DISCO Corporation (TYO: 6146)
("DISCO")
is a Japan-based semiconductor equipment manufacturer that develops, produces, and markets precision cutting, grinding, polishing, and dicing equipment used in semiconductor wafer and device fabrication processes. The company's products are used by semiconductor manufacturers and electronic component producers worldwide in applications including logic, memory, power devices, and advanced semiconductor packaging. DISCO operates globally and is headquartered in Tokyo, Japan.
Information regarding DISCO may be obtained from publicly available sources, including, but not limited to, the company's investor relations website (https://www.disco.co.jp), regulatory filings, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Tokyo Stock Exchange ("TSE") and is not listed on a U.S. national securities exchange. Securities traded on foreign exchanges may be subject to different reporting standards, regulatory oversight, settlement practices, and investor protections than securities traded in the United States.
The Tokyo Stock Exchange operates during trading hours that differ from U.S. market hours. As a result, the market price of the Underlying Security may change at times when U.S. markets are closed and the Fund's shares are not trading. This may increase the risk that the Fund's shares trade at a premium or discount to the Fund's net asset value.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of DISCO Corporation. Information about DISCO Corporation included in this Prospectus is based on the date of this Prospectus.
DISCO Corporation is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.
Principal Risks of Investing in the Fund
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short term instruments, and adversely affect equity market valuations.
Foreign Securities Risk.
The Underlying Security is issued by a non-U.S. company and is traded on a foreign securities exchange. Foreign securities involve risks not typically associated with U.S. securities. These may include differences in accounting, auditing, financial reporting, disclosure standards, and regulatory oversight; less liquid and more volatile markets; and political, economic, or social instability. Foreign markets may impose trading restrictions, capital controls, or other limitations that could affect the Fund's ability to obtain exposure or close positions. Legal remedies available to investors may be more limited in foreign jurisdictions, and enforcement of judgments may be difficult. Settlement, custody, and clearance practices may differ from those in U.S. markets and may be less developed, which could increase operational or counterparty risks. Government authorities may intervene in financial markets through regulation, trading suspensions, market closures, or other actions that could adversely affect the value or liquidity of the Underlying Security.
Foreign Issuer Governance and Shareholder Rights Risk.
Corporate governance standards, shareholder protections, disclosure requirements, and regulatory oversight applicable to foreign issuers may differ from those in the United States. Foreign issuers may have controlling shareholders, concentrated ownership structures, or different fiduciary standards that could affect minority shareholders. Legal remedies available to investors may be more limited, and it may be difficult to obtain or enforce judgments against foreign issuers. These factors could adversely affect the value of the Underlying Security and, because the Fund provides leveraged exposure, may result in amplified declines in the Fund's net asset value and market price.
Japan Market Risk.
The Underlying Security is listed on the Tokyo Stock Exchange ("TSE"). The Japanese securities market may be more volatile and less liquid than U.S. markets and may be affected by changes in government policy, trade conditions, currency fluctuations, regional economic developments, and global market conditions. Japan's economy is heavily dependent on international trade and exports, which may make it particularly sensitive to changes in global demand, supply chain disruptions, commodity price fluctuations, and economic conditions in major trading partners. Market structure, trading hours, settlement practices, and regulatory oversight in Japan differ from those in the United States and may affect the Fund's ability to obtain exposure, maintain exposure, or rebalance exposure efficiently or at expected prices. In addition, Japanese authorities may intervene in financial markets, including through monetary policy actions, currency market intervention, regulatory measures, trading restrictions, or market closures, which could adversely affect liquidity, valuation, or the value of the Underlying Security.
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.
Gap Risk.
Because the Underlying Security trades on a foreign exchange during hours when the Fund's shares do not trade, significant price changes may occur between market sessions. Such overnight, weekend, or holiday price movements may cause the Fund to experience substantial gains or losses at the next market open. Due to the Fund's daily leveraged investment objective, these movements may result in amplified volatility and losses in the Fund's NAV and market price.
Global Equity Market Risk.
The Fund is exposed to global equity market risk through its exposure to the Underlying Security. Equity securities may decline in value due to issuer-specific factors or broad market and economic conditions. Global equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, earnings trends, political events, trade disputes, pandemics, natural disasters, and other factors. Because the Fund provides leveraged exposure, declines in global equity markets may result in proportionally larger declines in the Fund's net asset value.
Currency Risk.
Because the Underlying Security is denominated in a foreign currency, the Fund is indirectly exposed to currency risk. Changes in currency exchange rates may reduce returns or increase losses. Even if the Underlying Security gains value in their local currencies, the Fund's return may be reduced if the U.S. dollar strengthens relative to those currencies. The Fund does not expect to systematically hedge foreign currency exposure.
Semiconductor Equipment Demand Cycle Risk.
The issuer derives a substantial portion of its revenue from sales of semiconductor manufacturing equipment, precision processing systems, and related consumables used in wafer dicing, grinding, and polishing. Demand for such products is highly cyclical and depends largely on capital expenditures by semiconductor manufacturers. These expenditures are influenced by semiconductor supply-demand conditions, device pricing trends, inventory levels, technology node transitions, and global economic conditions. During industry downturns or periods of reduced capital spending, semiconductor manufacturers may delay, reduce, or cancel equipment purchases, which could materially adversely affect the issuer's revenues, profitability, and financial condition and negatively impact the value of the Underlying Security. Because the Fund seeks daily leveraged investment results, such adverse developments may result in amplified losses and increased volatility in the Fund's net asset value and market price.
Semiconductor Industry Concentration Risk.
A significant portion of the issuer's business is dependent on the global semiconductor industry. The semiconductor industry is highly cyclical and subject to rapid technological change, pricing volatility, geopolitical trade dynamics, supply chain constraints, and fluctuations in end-market demand across sectors such as consumer electronics, automotive, artificial intelligence, and data centers. Periods of industry oversupply, inventory corrections, pricing pressure, or reduced semiconductor demand may materially adversely affect the financial performance of semiconductor manufacturers, which could reduce capital expenditures on fabrication and back-end processing equipment and negatively affect demand for the issuer's products and the value of the Underlying Security. Because the Fund seeks leveraged exposure, such adverse developments may result in proportionally larger declines in the Fund's net asset value.
Advanced Node and Device Miniaturization Risk.
The issuer's growth depends in part on semiconductor manufacturers' adoption of increasingly advanced device architectures, thinner wafers, heterogeneous integration, and next-generation packaging technologies that require highly precise processing equipment. Transitions to smaller nodes and advanced packaging methods are complex, capital-intensive, and subject to execution risk, including engineering challenges, yield issues, performance limitations, or delays in technology adoption. If semiconductor manufacturers delay node transitions, reduce capital expenditures, adopt alternative process technologies, or select competing equipment suppliers, demand for the issuer's products could decline, which could adversely affect revenues, margins, and market share and negatively impact the value of the Underlying Security. Because the Fund seeks daily leveraged investment results, such developments may result in amplified losses and increased volatility in the Fund's net asset value and market price.
Consumables and Recurring Revenue Dependence Risk.
A portion of the issuer's revenue is derived from sales of precision blades, grinding wheels, polishing films, and other consumable materials used in semiconductor processing. Demand for these consumables depends on semiconductor production volumes and equipment utilization rates. Reductions in wafer production, fab utilization, or device output may decrease demand for consumables, which could materially adversely affect recurring revenue streams and operating results and negatively impact the value of the Underlying Security.
Capital Intensity and Manufacturing Investment Risk.
The issuer operates in a highly capital-intensive industry requiring ongoing investment in manufacturing facilities, precision tooling, materials engineering, and process technologies. Significant capital expenditures may be required to expand production capacity, maintain technological leadership, or meet customer demand. Large capital requirements may reduce financial flexibility and increase sensitivity to downturns in semiconductor demand or pricing cycles, which could materially adversely affect the issuer's financial condition and the value of the Underlying Security.
Technology Execution and Product Development Risk.
The issuer's competitiveness depends on its ability to successfully develop, manufacture, and commercialize next-generation precision processing equipment and materials. Rapid technological change, evolving customer requirements, and increasing performance demands require continuous investment in research and development. Delays or difficulties in developing new products, engineering defects, performance limitations, supply constraints, or failure to meet technical specifications could reduce demand for the issuer's offerings, impair margins, or result in loss of market share to competitors. Such developments could materially adversely affect the issuer's financial condition and the value of the Underlying Security. Because the Fund seeks daily leveraged investment results, these developments may result in amplified losses and increased volatility in the Fund's net asset value and market price.
Export Control and Trade Restriction Risk.
The issuer's business is sensitive to international trade policies, export controls, sanctions regimes, and geopolitical developments affecting semiconductor supply chains. Restrictions on the export, sale, or licensing of semiconductor equipment or related technologies to certain countries, customers, or end uses, or changes in licensing requirements or trade regulations, could limit the issuer's ability to sell products, restrict access to key markets, disrupt supply chains, or increase compliance costs. Such developments could materially adversely affect the issuer's revenues, operating results, and financial condition and negatively impact the value of the Underlying Security. Because the Fund seeks daily leveraged investment results, these developments may result in amplified losses and increased volatility in the Fund's net asset value and market price.
Information & Corporate Action Risk.
Information regarding the Underlying Security may be less timely, less complete, or subject to different accounting and reporting standards than information for U.S. issuers. Corporate actions, including dividends, stock splits, mergers, regulatory interventions, or trading suspensions, may occur with limited advance notice and may affect the Fund's ability to maintain its targeted exposure.
Trading Hours Risk.
The Underlying Security trades during hours when U.S. markets are closed. As a result, the Fund's NAV may be based on prices that are stale or reflect information that differs from the information available during U.S. trading hours. This may increase the likelihood that the Fund's shares trade at a premium or discount to NAV.
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.
Performance
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com
Management
Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.
Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser; each of whom has served as a portfolio manager of the Fund since 2026.
Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com
.
Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.
Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.
FUND SUMMARY - Corgi Lasertec 2x Daily ETF
Investment Objective
The
Corgi Lasertec 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common st oc
k of Lasertec Corporation (TYO: 6920) ("Lasertec" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with
Lasertec Corporation
, the Underlying Security, or any of their respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.50%

(1)
Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
Based on estimated amounts for the current fiscal year.
Expense Example
This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$51	$160

Portfolio Turnover
When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Principal Investment Strategies
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Lasertec Corporation ("Lasertec"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. For purposes of the Fund's 2x Daily Objective, the referenced daily return is measured on a U.S. dollar-translated basis and therefore reflects both (i) movements in the Underlying Security's local-market price and (ii) changes in the U.S. dollar/foreign currency exchange rate. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Lasertec Corporation. As of the date of this Prospectus, Lasertec Corporation is assigned to the semiconductor industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Lasertec Corporation (TYO: 6920)
("Lasertec")
is a Japan-based semiconductor equipment manufacturer that develops, produces, and markets advanced inspection, metrology, and measurement systems used in semiconductor wafer fabrication and photomask manufacturing processes. The company's products are used by semiconductor manufacturers, mask shops, and electronic component producers worldwide in applications including advanced logic, memory, EUV lithography mask inspection, and next-generation semiconductor device production. Lasertec operates globally and is headquartered in Yokohama, Japan.
Information regarding Lasertec may be obtained from publicly available sources, including, but not limited to, the company's investor relations website (
https://www.lasertec.co.jp
), regulatory filings, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Tokyo Stock Exchange ("TSE") and is not listed on a U.S. national securities exchange. Securities traded on foreign exchanges may be subject to different reporting standards, regulatory oversight, settlement practices, and investor protections than securities traded in the United States.
The Tokyo Stock Exchange operates during trading hours that differ from U.S. market hours. As a result, the market price of the Underlying Security may change at times when U.S. markets are closed and the Fund's shares are not trading. This may increase the risk that the Fund's shares trade at a premium or discount to the Fund's net asset value.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Lasertec Corporation. Information about Lasertec Corporation included in this Prospectus is based on the date of this Prospectus.
Lasertec Corporation is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.
Principal Risks of Investing in the Fund
The principal risks are presented below in order of importance as determined by the Adviser, with the most
significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short term instruments, and adversely affect equity market valuations.
Foreign Securities Risk.
The Underlying Security is issued by a non-U.S. company and is traded on a foreign securities exchange. Foreign securities involve risks not typically associated with U.S. securities. These may include differences in accounting, auditing, financial reporting, disclosure standards, and regulatory oversight; less liquid and more volatile markets; and political, economic, or social instability. Foreign markets may impose trading restrictions, capital controls, or other limitations that could affect the Fund's ability to obtain exposure or close positions. Legal remedies available to investors may be more limited in foreign jurisdictions, and enforcement of judgments may be difficult. Settlement, custody, and clearance practices may differ from those in U.S. markets and may be less developed, which could increase operational or counterparty risks. Government authorities may intervene in financial markets through regulation, trading suspensions, market closures, or other actions that could adversely affect the value or liquidity of the Underlying Security.
Foreign Issuer Governance and Shareholder Rights Risk.
Corporate governance standards, shareholder protections, disclosure requirements, and regulatory oversight applicable to foreign issuers may differ from those in the United States. Foreign issuers may have controlling shareholders, concentrated ownership structures, or different fiduciary standards that could affect minority shareholders. Legal remedies available to investors may be more limited, and it may be difficult to obtain or enforce judgments against foreign issuers. These factors could adversely affect the value of the Underlying Security and, because the Fund provides leveraged exposure, may result in amplified declines in the Fund's net asset value and market price.
Japan Market Risk.
The Underlying Security is listed on the Tokyo Stock Exchange ("TSE"). The Japanese securities market may be more volatile and less liquid than U.S. markets and may be affected by changes in government policy, trade conditions, currency fluctuations, regional economic developments, and global market conditions. Japan's economy is heavily dependent on international trade and exports, which may make it particularly sensitive to changes in global demand, supply chain disruptions, commodity price fluctuations, and economic conditions in major trading partners. Market structure, trading hours, settlement practices, and regulatory oversight in Japan differ from those in the United States and may affect the Fund's ability to obtain exposure, maintain exposure, or rebalance exposure efficiently or at expected prices. In addition, Japanese authorities may intervene in financial markets, including through monetary policy actions, currency market intervention, regulatory measures, trading restrictions, or market closures, which could adversely affect liquidity, valuation, or the value of the Underlying Security.
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.
Gap Risk.
Because the Underlying Security trades on a foreign exchange during hours when the Fund's shares do not trade, significant price changes may occur between market sessions. Such overnight, weekend, or holiday price movements may cause the Fund to experience substantial gains or losses at the next market open. Due to the Fund's daily leveraged investment objective, these movements may result in amplified volatility and losses in the Fund's NAV and market price.
Global Equity Market Risk.
The Fund is exposed to global equity market risk through its exposure to the Underlying Security. Equity securities may decline in value due to issuer-specific factors or broad market and economic conditions. Global equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, earnings trends, political events, trade disputes, pandemics, natural disasters, and other factors. Because the Fund provides leveraged exposure, declines in global equity markets may result in proportionally larger declines in the Fund's net asset value.
Currency Risk.
Because the Underlying Security is denominated in a foreign currency, the Fund is indirectly exposed to currency risk. Changes in currency exchange rates may reduce returns or increase losses. Even if the Underlying Security gains value in their local currencies, the Fund's return may be reduced if the U.S. dollar strengthens relative to those currencies. The Fund does not expect to systematically hedge foreign currency exposure.
Semiconductor Inspection Equipment Demand Cycle Risk.
The issuer derives a substantial portion of its revenue from the sale of semiconductor inspection, metrology
, and analysis equipment used in advanced wafer fabrication and packaging processes. Demand for such equipment is highly cyclical and depends largely on capital expenditures by semiconductor manufacturers. These expenditures are influenced by semiconductor supply-demand conditions, device pricing trends, technology node transitions, and global economic conditions. During industry downturns or periods of reduced capital spending, semiconductor manufacturers may delay, reduce, or cancel equipment purchases, which could materially adversely affect the issuer's revenues, profitability, and financial condition and negatively impact the value of the Underlying Security. Because the Fund seeks daily leveraged investment results, such adverse developments may result in amplified losses and increased volatility in the Fund's net asset value and market price.
Advanced Lithography and EUV Ecosystem Dependence Risk.
A significant portion of the issuer's growth is tied to demand for advanced semiconductor manufacturing technologies, including extreme ultraviolet ("EUV") lithography and next-generation device architectures. Adoption rates of such technologies depend on semiconductor manufacturers' technology roadmaps, capital budgets, and yield performance. Delays in advanced node adoption, reduced investment in leading-edge fabrication, or shifts toward alternative manufacturing approaches could reduce demand for the issuer's inspection systems and adversely affect revenues, margins, and market share. Such developments could materially adversely affect the issuer's financial condition and the value of the Underlying Security. Because the Fund seeks daily leveraged investment results, these developments may result in amplified losses and increased volatility in the Fund's net asset value and market price.
Semiconductor Industry Concentration Risk.
The issuer's business is highly dependent on the global semiconductor industry and a limited number of large semiconductor manufacturers. The semiconductor industry is cyclical and subject to rapid technological change, pricing volatility, geopolitical trade dynamics, supply chain constraints, and fluctuations in end-market demand. Periods of semiconductor oversupply, inventory corrections, pricing pressure, or reduced demand for semiconductors may materially adversely affect the financial performance of semiconductor manufacturers, which could reduce capital expenditures on inspection equipment and negatively affect demand for the issuer's products and the value of the Underlying Security. Because the Fund provides leveraged exposure, such adverse developments may result in proportionally larger declines in the Fund's net asset value.
Capital Intensity and Manufacturing Investment Risk.
The issuer operates in a highly capital-intensive industry requiring ongoing investment in manufacturing facilities, precision engineering capabilities, advanced materials, and process technologies. Significant capital expenditures may be required to expand production capacity, maintain technological leadership, or meet customer demand. Large capital requirements may reduce financial flexibility and increase sensitivity to downturns in semiconductor demand or pricing cycles, which could materially adversely affect the issuer's financial condition and the value of the Underlying Security.
Technology Execution and Product Development Risk.
The issuer's competitiveness depends on its ability to successfully develop, manufacture, and commercialize next-generation inspection and metrology systems capable of meeting increasingly stringent semiconductor manufacturing requirements. Rapid technological change, evolving customer specifications, and increasing performance demands require continuous investment in research and development. Delays or difficulties in developing new products, engineering defects, performance limitations, component shortages, or failure to meet technical specifications could reduce demand for the issuer's offerings, impair margins, or result in loss of market share to competitors. Such developments could materially adversely affect the issuer's financial condition and the value of the Underlying Security. Because the Fund seeks daily leveraged investment results, these developments may result in amplified losses and increased volatility in the Fund's net asset value and market price.
Export Control and Trade Restriction Risk.
The issuer's business is sensitive to international trade policies, export controls, sanctions regimes, and geopolitical developments affecting semiconductor supply chains. Restrictions on the export, sale, or licensing of semiconductor equipment or related technologies to certain countries, customers, or end uses, or changes in applicable trade regulations or licensing requirements, could limit the issuer's ability to sell products, restrict access to key markets, disrupt supply chains, or increase compliance costs. Such developments could materially adversely affect the issuer's revenues, operating results, and financial condition and negatively impact the value of the Underlying Security. Because the Fund seeks daily leveraged investment results, these developments may result in amplified losses and increased volatility in the Fund's net asset value and market price.
Customer Concentration Risk.
The issuer derives a substantial portion of its revenue from a limited number of large semiconductor manufacturers. The loss of, or reduction in purchases by, one or more key customers, delays in customer fabrication projects, or changes in customer procurement strategies could materially adversely affect revenues, margins, and operating results, which could negatively affect the value of the Underlying Security.
Information & Corporate Action Risk.
Information regarding the Underlying Security may be less timely, less complete, or subject to different accounting and reporting standards than information for U.S. issuers. Corporate actions, including dividends, stock splits, mergers, regulatory interventions, or trading suspensions, may occur with limited advance notice and may affect the Fund's ability to maintain its targeted exposure.
Trading Hours Risk.
The Underlying Security trades during hours when U.S. markets are closed. As a result, the Fund's NAV may be based on prices that are stale or reflect information that differs from the information available during U.S. trading hours. This may increase the likelihood that the Fund's shares trade at a premium or discount to NAV.
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.
Performance
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com
Management
Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.
Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser; each of whom has served as a portfolio manager of the Fund since 2026.
Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com
.
Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.
Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.
ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
Corgi SK hynix 2x Daily ETF
The
Corgi SK hynix 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of SK hynix Inc. (KRX: 000660) ("SK hynix" or the "Underlying Security").
The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.
An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.
Corgi Samsung 2x Daily ETF
The
Corgi Samsung 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Samsung Electronics Co., Ltd. (KRX: 005930) ("Samsung" or the "Underlying Security").
The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.
An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.
Corgi Kioxia 2x Daily ETF
The
Corgi Kioxia 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Kioxia Holdings Corporation (TYO: 285A) ("Kioxia" or the "Underlying Security").
The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.
An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.
Corgi Besi 2x Daily ETF
The
Corgi Besi 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of BE Semiconductor Industries N.V. (Euronext Amsterdam: BESI) ("Besi" or the "Underlying Security").
The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.
An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.
Corgi TEL 2x Daily ETF
The
Corgi TEL 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Tokyo Electron Limited (TYO: 8035) ("TEL" or the "Underlying Security").
The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.
An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.
Corgi Advantest 2x Daily ETF
The
Corgi Advantest 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Advantest Corporation (TYO: 6857) ("Advantest" or the "Underlying Security").
The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.
An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.
Corgi ASM 2x Daily ETF
The
Corgi ASM 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of ASM International N.V. (Euronext Amsterdam: ASM) ("ASM" or the "Underlying Security").
The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.
An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.
Corgi MediaTek 2x Daily ETF
The
Corgi MediaTek 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of
MediaTek Inc.
(TWSE: 2454) ("MediaTek" or the "Underlying Security").
The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.
An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.
Corgi Delta Electronics 2x Daily ETF
The
Corgi Delta Electronics 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Delta Electronics,
Inc.
(TWSE: 2308) ("Delta Electronics" or the "Underlying Security").
The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.
An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.
Corgi Hyundai 2x Daily ETF
The
Corgi Hyundai 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Hyundai Motor Company (KRX: 005380) ("Hyundai" or the "Underlying Security").
The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.
An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.
Corgi DISCO 2x Daily ETF
The
Corgi DISCO 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of DISCO Corporation (TYO: 6146) ("DISCO" or the "Underlying Security").
The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.
An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.
Corgi Lasertec 2x Daily ETF
The
Corgi Lasertec 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Lasertec Corporation (TYO: 6920) ("Lasertec" or the "Underlying Security").
The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.
An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.
Fund
Corgi SK hynix 2x Daily ETF
Corgi Samsung 2x Daily ETF
Corgi Kioxia 2x Daily ETF
Corgi Besi 2x Daily ETF
Corgi TEL 2x Daily ETF
Corgi Advantest 2x Daily ETF
Corgi ASM 2x Daily ETF
Corgi MediaTek 2x Daily ETF
Corgi Delta Electronics 2x Daily ETF
Corgi Hyundai 2x Daily ETF
Corgi DISCO 2x Daily ETF
Corgi Lasertec 2x Daily ETF
(each a "Fund", Collectively the "Funds")
Principal Investment Strategies for the Funds
The Funds are actively managed exchange-traded funds that seek daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of each Fund's respective underlying security (each, an "Underlying Security"). Each Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the applicable Underlying Security for the same period. Each Fund does not seek to achieve its stated investment objective for any period other than a single day.
Under normal circumstances, each Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in financial instruments that, in combination, provide leveraged exposure to its Underlying Security equal to approximately two times (2x) its daily performance. Each Fund expects to obtain this leveraged exposure primarily through the use of derivatives, such as swap agreements and futures contracts, and may use other instruments that the Adviser believes provide economic exposure similar to the applicable Underlying Security. Each Fund may also hold shares of its Underlying Security on a limited, incidental basis, and may hold cash and cash equivalents, U.S. government securities, money market instruments, repurchase agreements, and other short-term, investment grade debt securities for collateral, liquidity and portfolio management purposes, including to meet margin requirements and to manage collateral for derivatives. For purposes of each Fund's 80% policy, the Adviser considers an investment to be "tied to" or "provide exposure to" the applicable Underlying Security if the Adviser reasonably expects that, in combination, the Fund's positions will produce daily returns that are economically similar to approximately two times (2x) the daily performance of such Underlying Security, before fees and expenses. Each Fund's 80% investment policy is a non-fundamental policy and may be changed upon 60 days' prior written notice to shareholders.
Because each Fund expects to obtain exposure primarily through derivatives and only incidentally through direct holdings of its Underlying Security, none of the Funds is intended to operate as a "fund of funds." Each Fund expects to hold a significant portion of its assets in cash and short-term instruments to serve as collateral for its derivatives positions and to meet margin requirements. Each Fund is classified as a non-diversified investment company under the Investment Company Act of 1940, as amended. "Non-diversified" means that, relative to a diversified investment company, the Fund may invest a greater portion of its assets in the securities of a single issuer or a smaller number of issuers, which may make the Fund more susceptible to adverse developments affecting those issuers. Non-diversification is distinct from concentration: concentration relates to the Fund's exposure to a particular industry or group of industries, whereas non-diversification relates to the number of issuers in which the Fund may invest and the size of the Fund's positions in those issuers.
Each Fund is intended for investors who understand the risks associated with the use of leverage, derivatives and daily rebalancing and who plan to actively monitor and manage their investments; the Funds are not suitable for all investors and should be used only by those who fully understand the consequences of seeking daily leveraged investment results.
Daily Reset / Compounding / Monitoring Disclosure
Each Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of its respective Underlying Security. Each Fund does not seek to achieve two times (2x) the performance of its Underlying Security for any period other than a single day, measured from one NAV calculation to the next. Because each Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from two times (2x) the performance of the applicable Underlying Security over the same period.
An investment in any Fund is not appropriate for all investors. Each Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2x) investment results, including the impact of compounding on Fund performance. Investors should actively manage and monitor their investments, as frequently as daily.
Each Fund expects to use derivatives (such as swap agreements and futures) and other instruments to obtain leveraged exposure and may hold cash and/or cash equivalents for liquidity, collateral, and portfolio management purposes.
80% Policy and Daily 2x Exposure.
Under normal circumstances, each Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in financial instruments that, in combination, provide leveraged exposure to its respective Underlying Security equal to approximately two times (2x) the Underlying Security's daily performance, as described under "Principal Investment Strategies" above. Each Fund has adopted this 80% investment policy in accordance with Rule 35d-1 under the Investment Company Act of 1940 (the "Names Rule"). For purposes of this policy, each Fund measures compliance using the notional value of its derivatives (adjusted as required) and other instruments that provide leveraged exposure to its Underlying Security. If a Fund departs from this policy due to market movements, rebalancing activity, or other factors, the Fund will make future investments in a manner consistent with the policy and will seek to restore compliance as soon as reasonably practicable and, in any event, within 90 days after the Fund identifies that it is out of compliance; provided that, in extraordinary or other-than-normal circumstances, the Fund may temporarily depart from this policy and will seek to restore compliance as soon as reasonably practicable and, in any event, within 90 days measured from the time of the initial departure. Each Fund will provide shareholders with at least 60 days' prior written notice of any change to its 80% investment policy.
Daily 2x Objective and Compounding.
Each Fund seeks to provide two times (2x) the daily performance of its Underlying Security, before fees and expenses. No Fund seeks to, and no Fund should be expected to, provide two times (2x) the cumulative performance of its Underlying Security for periods longer than a single day. Because each Fund rebalances its portfolio on a daily basis to maintain approximately two times (2x) exposure to its Underlying Security, the Fund's performance for periods longer than one trading day will be the result of its return for each day compounded over the period. The impact of compounding can cause a Fund's performance over periods longer than a single day to differ significantly from two times (2x) the cumulative performance of the Fund's Underlying Security for the same period, particularly when the Underlying Security experiences significant volatility or when its daily returns fluctuate between positive and negative.
Use of Derivatives and Leverage.
Each Fund obtains leveraged exposure primarily through derivatives, including total return swap agreements and futures contracts referencing its Underlying Security or other instruments that the Adviser believes provide economic exposure similar to the applicable Underlying Security. The notional amounts of these instruments are adjusted on a daily basis to maintain approximately two times (2x) the Fund's net assets in exposure to the Underlying Security. Each Fund may also use options or other derivative instruments for hedging, rebalancing, or efficient portfolio management purposes. The use of derivatives allows a Fund to gain leveraged exposure without investing directly in the Underlying Security and requires the Fund to hold a substantial portion of its assets in cash and short-term instruments to meet margin and collateral requirements.
Portfolio Construction and Investment Instruments.
Each Fund primarily invests in derivatives and related instruments that provide leveraged exposure to its Underlying Security and, to a lesser extent, holds cash and short-term instruments to support its derivatives positions. Each Fund may use centrally cleared and exchange-traded derivatives, as well as over-the-counter instruments, subject to applicable regulatory requirements and counterparty risk management. Each Fund may hold U.S. government securities, money market instruments, repurchase agreements, and other short-term investments as collateral for derivatives and to manage liquidity. Each Fund is non-diversified, meaning it may invest a relatively high percentage of its assets in a smaller number of counterparties, reference instruments, or positions than a diversified fund.
Concentration Policy.
Each Fund will concentrate its investments in the industry assigned to the issuer of its respective Underlying Security. The specific industry for each Fund is disclosed in the applicable fund summary.
Derivatives and Securities Lending.
Each Fund expects to, and under normal circumstances will, invest significantly in derivatives as part of its principal investment strategy. Derivatives will be used to obtain leveraged exposure to the applicable Underlying Security and the markets reflected in that Underlying Security, manage portfolio exposures, and facilitate daily rebalancing. The Funds do not expect to engage in securities lending as part of their principal investment strategy.
The Funds, the Trust, and the Adviser are not affiliated with the issuer of the Underlying Security or any of its respective affiliates. The issuer of the Underlying Security does not sponsor, endorse, sell, or promote any Fund and has no obligation or responsibility with respect to the issuance, administration, marketing, or trading of any Fund.
Understanding the Funds' Daily Objective and Compounding
What the Funds seek to do.
Each Fund seeks daily investment results, before fees and expenses, that correspond to 2x the daily performance of its respective Underlying Security. No Fund seeks to, and no Fund should be expected to, provide 2x the return of its Underlying Security for periods longer than a single trading day.
What this means for holding periods longer than one day.
Each Fund resets its exposure each trading day to target approximately two times the daily move of its Underlying Security. Over periods longer than one day, a Fund's return is the result of compounding its daily returns and will usually differ in amount, and may differ in direction, from 2x the return of the Fund's Underlying Security for the same multi-day period.
Why multi-day results differ from 2x.
Several factors contribute to this difference:
•

Compounding and daily rebalancing.
Gains or losses on one day change the base to which the next day's 2x move is applied. This mathematical effect causes outcomes over time that diverge from simply taking 2x of a multi-day Underlying Security return. Each Fund has a single-day investment objective, and each Fund's performance for any other period is the result of its return for each day compounded over the period. The performance of a Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from 2x the performance of its Underlying Security for the same period, before accounting for fees and expenses.
•

Underlying Security volatility.
Higher day-to-day variability in an Underlying Security generally increases the dispersion between a Fund's multi-day return and 2x the Underlying Security's multi-day return. The effect tends to be more pronounced as volatility rises.
•

Underlying Security trend.
When an Underlying Security trends steadily in one direction with low volatility, a Fund's multi-day return may be closer to, or may exceed, 2x the Underlying Security's multi-day return. In choppy or range-bound markets, a Fund's multi-day return will often be less than 2x.
•

Financing costs and expenses.
The cost of maintaining derivatives or other forms of leveraged exposure, together with Fund expenses, reduces returns relative to 2x the Underlying Security's performance.
•

Dividends and corporate actions.
Differences between how dividends and corporate events affect an Underlying Security versus a Fund's instruments and positions may also impact results.
Important holding period note.
The Funds are intended for investors who plan to monitor and manage their positions, potentially as frequently as daily. It is possible to lose the entire amount invested in a single day.
Illustration of daily compounding.
The table below shows a simple 5-day path. Each Fund achieves exactly 2x of each day's applicable Underlying Security move before fees and expenses. Even so, the 5-day total return of a Fund does not equal 2x the 5-day total return of its Underlying Security. This example is hypothetical and for illustration only. It assumes no dividends, no financing costs, and no Fund expenses. If those were included, a Fund's performance would be lower than shown.
Period	Underlying Security Level	Underlying Security Daily %	Fund Daily %	Fund NAV
Start	100.00	-	-	100.00
Day 1	102.00	2.0%	4.0%	104.00
Day 2	100.78	-1.2%	-2.4%	101.50
Day 3	104.30	3.5%	7.0%	108.61
Day 4	101.38	-2.8%	-5.6%	102.53
Day 5	103.00	1.6%	3.2%	105.81
Across five days, the applicable Underlying Security gained approximately 3.0%, while the Fund gained approximately 5.8%, which differs from 2 x 3.0% (about 6.0%).
Additional simulations.
The Funds may present other hypothetical paths to show how volatility and trend can affect results. Unless otherwise noted, any such illustrations assume: (a) no dividends; (b) no Fund expenses; and (c) zero percent borrowing or lending rates. If these factors were reflected, results would differ.
Key takeaways for investors.
•

Each Fund seeks 2x the daily performance of its Underlying Security for a single trading day, not for any other period.

•

Over time, daily compounding, Underlying Security volatility, financing costs, and expenses will cause a Fund's returns to deviate from 2x the Underlying Security's multi-day return.

•

If an Underlying Security is flat over a period, a Fund will likely lose value due to daily rebalancing effects, financing costs, and expenses.

•

Investors should actively monitor positions and consider whether frequent rebalancing is appropriate in light of their goals, risk tolerance, and tax considerations.
See the Statement of Additional Information (SAI) for further discussion of leveraged exposure, derivatives usage, and related risks. The SAI is incorporated by reference into this Prospectus.
Principal Risks of Investing in the Funds
The principal risks of investing in the Funds are listed below. Each risk summarized below is regarded as a "principal risk" of investing in at least one Fund, regardless of the order in which it appears. Investing involves risk, including the possible loss of principal. Any of the risks described can adversely affect a Fund's NAV, market price, income, or total return. Some or all of these risks may adversely affect a Fund's NAV per share price, yield, total return, and/or a Fund's ability to achieve its objective.
The risks below could negatively affect the value of your investment in the Funds. Because each Fund seeks to deliver 2x the daily performance of its respective Underlying Security before fees and expenses, the Funds are subject to additional risks associated with leverage, daily rebalancing, compounding, derivatives, and financing costs.
Leverage Risk (Applicable to all Funds).
By design, each Fund uses leverage to target 2x the daily performance of its Underlying Security. Leverage magnifies both gains and losses. As a result, small changes in an Underlying Security may produce larger changes in a Fund's NAV, and losses may be substantial. Leverage also increases the sensitivity of each Fund to financing costs, market volatility, and liquidity conditions. In adverse market conditions, a Fund may be required to reduce exposure rapidly or may be unable to maintain its targeted leverage.
Compounding and Daily Rebalancing Risk (Applicable to all Funds).
Each Fund has a single day investment objective, and each Fund's performance for any other period is the result of its return for each day compounded over the period. Each Fund resets its exposure each trading day to target approximately 2x the daily move of its Underlying Security. As a result, the performance of a Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from two times (2x) the return of the Fund's Underlying Security for the same period, before accounting for fees and expenses. In general, when Underlying Security volatility is higher, the impact of compounding and daily rebalancing will be more pronounced and a Fund's multi-day results will tend to be less than 2x the Underlying Security's return for the same period; when volatility is lower, multi-day results may be closer to or greater than 2x. If an Underlying Security is flat over time, the applicable Fund will likely lose value due to the effects of daily resetting, compounding, financing costs, and expenses. An investor could lose the full principal value of an investment in a Fund within a single day. Deviations can occur over periods as short as one day when measured intraday rather than NAV to NAV.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%
Correlation Risk (Applicable to all Funds).
Each Fund seeks approximately 2x the daily performance of its Underlying Security, before fees and expenses, but may not achieve its 2x Daily Objective. Fees and expenses; transaction and financing costs; the use, pricing, and liquidity of derivatives; market volatility or disruptions (including trading halts); corporate actions or changes affecting an Underlying Security; and limits on, or timing differences in, rebalancing may cause a Fund's performance to deviate from 2x the Underlying Security's daily return.
Derivatives Risk (Applicable to all Funds).
Each Fund may use derivatives such as total return swaps, futures contracts, options, and similar instruments to pursue its 2x daily objective. Derivatives can be volatile and may involve risks different from, and sometimes greater than, investing directly in the securities comprising an Underlying Security. Such risks include leverage, imperfect correlation with the Underlying Security, pricing and liquidity constraints, valuation complexity, and the potential that the cost to maintain a position exceeds its return. Limited initial margin may magnify losses, potentially beyond the amounts initially invested in the instrument.
Counterparty Risk (Applicable to all Funds).
Each Fund expects to obtain exposure to its Underlying Security primarily through derivatives, including swaps and futures. Each Fund is exposed to the risk that a derivatives counterparty or a clearinghouse or futures commission merchant will be unwilling or unable to honor its obligations. A Fund could lose margin or collateral it has posted, experience delays in recovery, or recover less than the full amount owed. Concentration of clearing services among a small number of firms and clearinghouses may increase this risk. Contractual provisions or resolution regimes could delay, limit, or eliminate a Fund's ability to exercise remedies.
Indirect Investment Risk (Applicable to all Funds).
Each Unaffiliated Underlying Security is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider any Fund in taking any corporate actions that might affect the value of Shares. Investors in Shares will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to shares of an Underlying Security. The Funds have no control over the Underlying Securities and rely solely on publicly available information about the Underlying Securities.
Foreign Securities and Currency Risk (Applicable to all Funds).
The Underlying Security is issued by a non-U.S. company and is traded on a foreign securities exchange. Foreign securities may be subject to risks not typically associated with U.S. securities, including different accounting, auditing, financial reporting, and disclosure standards; less stringent regulatory and investor protection requirements; potential market manipulation; limitations on legal remedies; and political, economic, or social instability. Foreign markets may have different clearance and settlement procedures, which may increase the risk of delayed settlements or operational disruptions. Because the Underlying Security may be denominated in foreign currencies, each Fund is indirectly exposed to currency risk. Changes in exchange rates may reduce returns or increase losses. Even if the Underlying Security appreciates in its local currency, a Fund's return may decline if the U.S. dollar strengthens relative to that currency. Currency exchange rates may fluctuate significantly over short periods and may be affected by interest rate changes, government intervention, capital controls, monetary policy, trade balances, and geopolitical developments. Foreign governments may impose restrictions on currency convertibility, repatriation of capital, or cross-border payments, which could adversely affect the value or liquidity of the Underlying Security or the Fund's ability to obtain or maintain exposure. Foreign markets and issuers may also be more susceptible to government actions such as trading suspensions, sanctions, nationalization, expropriation, or other regulatory interventions that could negatively affect the Underlying Security. Information available about foreign issuers may be less timely, less complete, or less reliable than information available about U.S. issuers. Because each Fund seeks leveraged exposure, adverse developments affecting foreign markets, currencies, or issuers may result in proportionally larger declines in the Fund's net asset value and market price. The Funds do not expect to systematically hedge foreign currency exposure.
Foreign Issuer Governance and Shareholder Rights Risk (Applicable to all Funds).
Corporate governance standards, shareholder protections, disclosure requirements, and regulatory oversight applicable to foreign issuers may differ from those in the United States. Foreign issuers may have controlling shareholders, concentrated ownership structures, or different fiduciary standards that could affect minority shareholders. Legal remedies available to investors may be more limited, and it may be difficult to obtain or enforce judgments against foreign issuers. These factors could adversely affect the value of the Underlying Security and, because the Fund provides leveraged exposure, may result in amplified declines in the Fund's net asset value and market price.
South Korea Market Risk (Applicable to Corgi SK hynix 2x Daily ETF, Corgi Samsung 2x Daily ETF, and Corgi Hyundai 2x Daily ETF).
The Underlying Security is listed on the Korea Exchange ("KRX"). The South Korean securities market may be significantly more volatile and less liquid than U.S. markets and may be affected by changes in government policy, geopolitical tensions on the Korean peninsula, trade disputes, currency fluctuations, regional economic conditions, and global market developments. South Korea's economy is highly dependent on exports and international trade, which may make it particularly sensitive to changes in global demand, supply chain disruptions, commodity price movements, and economic conditions in major trading partners. Market structure, trading hours, settlement practices, clearing systems, and regulatory oversight in South Korea differ from those in the United States and may affect the Fund's ability to obtain exposure, maintain, or rebalance exposure efficiently or at expected prices. In addition, government authorities may intervene in financial markets through regulatory actions, trading restrictions, capital controls, or market closures, which could adversely affect liquidity, valuation, or the value of the Underlying Security. Relations between South Korea and North Korea remain tense, and military, political, or diplomatic developments on the Korean peninsula could have a significant adverse effect on South Korea's economy, financial markets, and the price of the Underlying Security.
Japan Market Risk (Applicable to Corgi Kioxia 2x Daily ETF, Corgi TEL 2x Daily ETF, Corgi Advantest 2x Daily ETF, Corgi DISCO 2x Daily ETF, and Corgi Lasertec 2x Daily ETF).
The Underlying Security is listed on the Tokyo Stock Exchange ("TSE"). The Japanese securities market may be more volatile and less liquid than U.S. markets and may be affected by changes in government policy, trade conditions, currency fluctuations, regional economic developments, and global market conditions. Japan's economy is heavily dependent on international trade and exports, which may make it particularly sensitive to changes in global demand, supply chain disruptions, commodity price fluctuations, and economic conditions in major trading partners. Market structure, trading hours, settlement practices, and regulatory oversight in Japan differ from those in the United States and may affect the Fund's ability to obtain exposure, maintain exposure, or rebalance exposure efficiently or at expected prices. In addition, Japanese authorities may intervene in financial markets, including through monetary policy actions, currency market intervention, regulatory measures, trading restrictions, or market closures, which could adversely affect liquidity, valuation, or the value of the Underlying Security.
Taiwan Market Risk (Applicable to Corgi MediaTek 2x Daily ETF and Corgi Delta Electronics 2x Daily ETF).
The Underlying Security is listed on the Taiwan Stock Exchange. Securities markets in Taiwan may be more volatile and less liquid than U.S. markets and may be affected by changes in government policy, trade conditions, currency fluctuations, regional economic developments, and global market conditions. Taiwan's economy is highly dependent on international trade, technology exports, and cross-border supply chains, which may make it particularly sensitive to changes in global demand, semiconductor industry cycles, geopolitical developments, supply chain disruptions, commodity price fluctuations, interest rate movements, and economic conditions in major trading partners, including the United States and China. Market structure, trading hours, settlement practices, and regulatory oversight in Taiwan differ from those in the United States and may affect the Fund's ability to obtain exposure, maintain exposure, or rebalance exposure efficiently or at expected prices. In addition, Taiwanese authorities may intervene in financial markets through regulatory actions, currency controls, trading restrictions, capital controls, market stabilization measures, or market closures, which could adversely affect liquidity, valuation, or the value of the Underlying Security.
Netherlands Market Risk (Applicable to Corgi Besi 2x Daily ETF and Corgi ASM 2x Daily ETF).
The Underlying Security is listed on Euronext Amsterdam. Securities markets in the Netherlands may be more volatile and less liquid than U.S. markets and may be affected by changes in government policy, trade conditions, currency fluctuations, regional economic developments, and global market conditions. The Dutch economy is highly dependent on international trade, financial services, and cross-border commerce, which may make it particularly sensitive to changes in global demand, supply chain disruptions, commodity price fluctuations, interest rate movements, and economic conditions in major trading partners. Market structure, trading hours, settlement practices, and regulatory oversight in the Netherlands differ from those in the United States and may affect the Fund's ability to obtain exposure, maintain exposure, or rebalance exposure efficiently or at expected prices. In addition, European Union or Dutch authorities may intervene in financial markets through regulatory actions, monetary or fiscal policy measures, trading restrictions, or market closures, which could adversely affect liquidity, valuation, or the value of the Underlying Security.
Financing, Margin, and Interest Rate Risk (Applicable to all Funds).
Each Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require a Fund to hold significant amounts of cash and short-term instruments. Increases in margin requirements or collateral demands from counterparties or clearinghouses may require a Fund to sell assets at unfavorable times or reduce leveraged exposure, which could adversely affect performance. Rising interest rates may increase a Fund's financing costs, reduce the return on cash and short-term instruments, and adversely affect equity market valuations.
Non-Diversified Fund Risk (Applicable to all Funds).
Each Fund is non-diversified, which means it may invest a larger percentage of its assets in the securities of a smaller number of issuers or obtain exposure through a smaller number of counterparties than a diversified fund. As a result, a Fund may be more susceptible to a single economic, market, political, or regulatory occurrence, or to a decline in the financial condition of an issuer or counterparty, and such an event may have a disproportionately negative impact on the Fund.
ETF Risks (Applicable to all Funds).
Each Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.
•

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk.
Each Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.
•

Costs of Buying or Selling Shares.
Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.
•

Shares May Trade at Prices Other Than NAV.
As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.
•

Trading.
Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.
Cash Transactions and Tax Efficiency Risk (Applicable to all Funds).
If a Fund uses cash creations or redemptions, it may need to buy or sell portfolio securities and derivatives, which can increase transaction costs, cause the Fund to realize taxable gains, and reduce tax efficiency relative to ETFs that rely more heavily on in-kind activity.
Brokerage Commissions and Bid-Ask Spread Risk (Applicable to all Funds).
Investors who buy or sell shares pay brokerage commissions and bear bid-ask spreads. These costs may increase when markets are volatile or when the Shares trade in lower volumes and can materially reduce returns for investors, especially for frequent traders or smaller transactions.
New Adviser Risk (Applicable to all Funds).
The Adviser is a newly registered investment adviser and has limited operating history. There can be no assurance that the Adviser will be successful in implementing a Fund's investment strategy or managing a Fund, including with respect to the Funds' use of derivatives and daily rebalancing.
Absence of Active Market Risk (Applicable to all Funds).
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.
New Fund Risk (Applicable to all Funds).
Each Fund is newly organized and has limited operating history. As a new fund, a Fund may not attract sufficient assets to achieve and maintain an economically viable size, and it may be more likely to liquidate than a fund with a longer operating history and larger asset base. Liquidation may occur at a time that is disadvantageous to shareholders.
Single-Stock Risk (Applicable to all Funds).
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.
Underlying Security Liquidity Risk (Applicable to all Funds).
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.
Trading Halt Risk (Applicable to all Funds).
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.
Trading Hours Risk (Applicable to all Funds).
The Fund is exposed to trading hours risk through its exposure to the Underlying Security. The Underlying Security trades during hours when U.S. markets are closed. As a result, the Fund's NAV may be based on prices that are stale or reflect information that differs from the information available during U.S. trading hours. This may increase the likelihood that the Fund's shares trade at a premium or discount to NAV.
Valuation and Fair Value Pricing Risk.
The Fund's investments may be valued using market quotations, pricing services, or--when market prices are not readily available or are deemed unreliable--fair valuation methodologies approved by the Trust. The Fund's Underlying Security trades primarily on a foreign market that may be closed when the Fund's shares trade on the Exchange. As a result, the Fund may use prices that are stale or otherwise not reflective of current market conditions, and the value of the Fund's derivatives may move materially while the foreign market is closed. Fair valuation determinations involve judgment, and the Fund's fair values may differ from values that would be realized upon sale, particularly during periods of market stress, trading halts, or local-market disruptions. These valuation effects can contribute to wider premiums or discounts to NAV and increased volatility of the Fund's market price.
Gap and Overnight Market Risk
(Applicable to all Funds).
The Fund is exposed to gap and overnight market risk through its exposure to the Underlying Security. The Underlying Security may trade on an exchange with trading hours that differ from those of the exchange on which the Fund's shares trade. As a result, the price of the Underlying Security may change significantly when the Fund's shares are not trading, including due to news or market events, causing the Underlying Security to open at prices that differ materially from prior closing prices. Because the Fund seeks daily leveraged exposure, such price gaps may result in significant losses, increased volatility, reduced liquidity, and a greater likelihood that shares trade at a premium or discount to NAV.
Global Equity Market Risk (Applicable to all Funds).
The Fund is exposed to global equity market risk through its exposure to the Underlying Security. Equity securities may decline in value due to issuer-specific factors or broad market and economic conditions. Global equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, earnings trends, political events, trade disputes, pandemics, natural disasters, and other factors. Because the Fund provides leveraged exposure, declines in global equity markets may result in proportionally larger declines in the Fund's net asset value.
Regulatory, Legal, and Tax Risk (Applicable to all Funds).
Through its exposure to the Underlying Security, the Fund is exposed to regulatory, legal, and tax risks. Changes in laws, regulations, or regulatory interpretations may affect issuers reflected in the Underlying Security and may affect the Fund's operations. Regulatory and legal risks may include increased compliance costs, limits on business practices, licensing requirements, enforcement actions, litigation, and changes in taxation. Regulatory outcomes may be uncertain and may differ across jurisdictions. Because the Fund provides leveraged exposure, adverse regulatory or legal developments affecting the Underlying Security may result in proportionally larger declines in the Fund's NAV and market price.
Supply Chain, Geopolitical, and Cross-Border Operations Risk (Applicable to all Funds).
The issuers of the Underlying Securities operate in industries that depend on complex global supply chains, international manufacturing networks, cross-border sourcing of components, and sales into multiple geographic markets. Their operations and financial performance may be affected by geopolitical developments, trade disputes, tariffs, sanctions, export controls, regulatory restrictions, or regional political or economic conditions affecting suppliers, customers, logistics providers, or manufacturing partners. Disruptions in the availability of raw materials, semiconductor components, precision equipment, energy, or transportation infrastructure may increase costs, delay production, reduce demand, or impair operational efficiency. In addition, changes in government policies, trade relations, or regional stability may affect market access, production locations, or customer purchasing decisions. Because each Fund provides leveraged exposure to a single issuer, adverse developments affecting an issuer's supply chain, production network, or global operating environment may result in amplified volatility and losses in the Fund's net asset value and market price.
Manufacturing and Operational Execution Risk (Applicable to all Funds).
Through its exposure to the Underlying Security, the Fund is exposed to supply chain, manufacturing, and operational execution risks. Issuers may face constraints from limited suppliers, long lead times, quality-control issues, labor availability, and capacity limitations. Execution challenges can lead to delays, cost overruns, warranty claims, recalls, or lost market share, and operational disruptions can reduce revenue and cash flow. Because the Fund provides leveraged exposure, adverse developments affecting the Underlying Security may result in proportionally larger declines in the Fund's NAV and market price.
Technology Development, Innovation, and Competitive Execution Risk (Applicable to all Funds).
Issuers in the semiconductor and technology industries operate in highly competitive markets characterized by rapid technological change, evolving industry standards, short product cycles, and significant research and development requirements. The success of an issuer may depend on its ability to develop, manufacture, and commercialize advanced technologies, introduce new products, improve manufacturing processes, maintain cost competitiveness, and respond to changing customer requirements and technological trends. Competitors may introduce superior technologies, achieve lower production costs, or obtain technological advantages that reduce the competitiveness of an issuer's products. Technology transitions, including migrations to new process nodes, device architectures, packaging platforms, manufacturing techniques, or system designs, are complex, capital-intensive, and subject to significant execution risk. Such risks may include engineering challenges, yield shortfalls, performance limitations, manufacturing defects, design flaws, supply constraints, software integration issues, delays in product development, or failures to achieve expected performance or cost targets. In addition, certain issuers may depend on semiconductor manufacturers' adoption of new technologies or capital investment cycles, and delays, reductions, or changes in such adoption or investment may reduce demand for those issuers' products. Rapid innovation cycles, increasing device complexity, evolving customer specifications, and the introduction of alternative technologies may shorten product life cycles or render existing technologies obsolete. Failure to anticipate technological trends, successfully commercialize new platforms, or compete effectively may reduce revenues, margins, or market share. These developments could materially adversely affect the market value of the Underlying Security and, because each Fund seeks leveraged exposure, may result in amplified losses and increased volatility in a Fund's net asset value and market price.
Global Demand Sensitivity Risk (Applicable to all Funds).
The financial performance of issuers may depend on global demand for their products and services across key end markets. Demand may be affected by macroeconomic conditions, consumer confidence, enterprise spending, supply chain conditions, and regional economic developments. Weakness in global demand or declines in key end markets such as mobile devices, personal computers, data centers, automotive electronics, or consumer electronics may adversely affect revenues and profitability. Because each Fund seeks leveraged exposure to a single issuer, declines in demand affecting that issuer's products or markets may result in amplified losses in the Fund.
Export Controls and Trade Policy Risk (Applicable to all Funds).
Through its exposure to the Underlying Security, the Fund is exposed to risks arising from international trade policies, export controls, sanctions regimes, tariffs, and geopolitical developments. Issuers may be affected by restrictions on the export, sale, or licensing of semiconductors, semiconductor manufacturing equipment, electronic components, or related technologies to certain countries, customers, or end uses, as well as changes in licensing requirements, sanctions programs, or trade regulations. Such measures could limit access to key markets, restrict customer relationships, disrupt supply chains, increase compliance costs, or reduce revenues. Geopolitical tensions or trade disputes may further increase market volatility, input costs, or operational uncertainty. Because the Fund seeks leveraged exposure to a single issuer, adverse developments affecting the Underlying Security may result in proportionally larger declines in the Fund's net asset value and market price.
Information & Corporate Action Risk (Applicable to all Funds).
Information regarding the Underlying Security may be less timely, less complete, or subject to different accounting and reporting standards than information for U.S. issuers. Corporate actions, including dividends, stock splits, mergers, regulatory interventions, or trading suspensions, may occur with limited advance notice and may affect the Fund's ability to maintain its targeted exposure.
Semiconductor Industry Cyclicality, Capital Spending, and Volatility Risk (Applicable to Corgi SK hynix 2x Daily ETF, Corgi Samsung 2x Daily ETF, Corgi Kioxia 2x Daily ETF, Corgi Besi 2x Daily ETF, Corgi TEL 2x Daily ETF, Corgi Advantest 2x Daily ETF, Corgi ASM 2x Daily ETF, Corgi DISCO 2x Daily ETF, and Corgi Lasertec 2x Daily ETF).
The semiconductor industry is highly cyclical and characterized by rapid technological change, short product life cycles, significant capital investment requirements, and frequent supply-demand imbalances. Certain issuers derive a substantial portion of their revenue from semiconductor manufacturers whose purchasing decisions depend on capital expenditure budgets, production volumes, technology transitions, and fabrication expansion plans. Capital spending by semiconductor manufacturers is highly cyclical and may fluctuate significantly in response to semiconductor pricing trends, device demand, inventory levels, technology roadmaps, financing conditions, and global economic developments. During industry downturns or periods of reduced capital investment, semiconductor manufacturers may delay, scale back, or cancel equipment purchases, testing system deployments, inspection tool orders, consumables usage, or fabrication projects, which could materially adversely affect revenues, margins, and operating results of such issuers. Periods of excess capacity, inventory corrections, pricing pressure, or reduced demand from end markets such as data centers, personal computers, mobile devices, and consumer electronics may cause significant fluctuations in the price of the Underlying Security. Because each Fund provides leveraged exposure to a single issuer, adverse developments affecting semiconductor manufacturer investment activity or industry cyclicality may result in amplified losses and increased volatility in the Fund's net asset value and market price.
Advanced Technology Adoption Risk (Applicable to Corgi Besi 2x Daily ETF, Corgi TEL 2x Daily ETF, Corgi Advantest 2x Daily ETF, Corgi ASM 2x Daily ETF, Corgi DISCO 2x Daily ETF, and Corgi Lasertec 2x Daily ETF).
Certain issuers in the semiconductor equipment industry depend on semiconductor manufacturers' adoption of new technologies, advanced process nodes, and next-generation manufacturing techniques. The success of such equipment suppliers may depend on the timing, pace, and scale of technology transitions by their customers, including migrations to smaller process nodes, advanced packaging platforms, new device architectures, or innovative manufacturing processes. If semiconductor manufacturers delay technology adoption, extend existing technology lifecycles, reduce capital spending on advanced tools, or select competing equipment suppliers, demand for such issuers' products may decline. Technology transitions may also be subject to technical challenges, yield issues, or slower-than-expected customer adoption, which could delay equipment purchases or reduce order volumes. Because each Fund seeks leveraged exposure to a single issuer, adverse developments affecting technology adoption cycles or equipment demand may result in amplified volatility and losses in the Fund's net asset value and market price.
End-Market Demand Sensitivity Risk (Applicable to Corgi MediaTek 2x Daily ETF, Corgi Delta Electronics 2x Daily ETF, Corgi Hyundai 2x Daily ETF, and Corgi Advantest 2x Daily ETF).
Certain issuers' revenues depend on demand in specific end markets such as smartphones, consumer electronics, infrastructure, automotive, or AI computing. Weakness in these markets may materially adversely affect financial performance.
Joint Venture Manufacturing Risk (Applicable to Corgi Kioxia 2x Daily ETF).
The issuer relies on strategic joint venture arrangements for a significant portion of its semiconductor manufacturing capacity. Disputes, operational disruptions, financial difficulties, or strategic disagreements with joint venture partners could impair production, delay technology transitions, increase costs, or reduce output, which could adversely affect the issuer's business and the value of the Underlying Security.
Fabless Semiconductor Model Risk (Applicable to Corgi MediaTek 2x Daily ETF).
The issuer operates as a fabless semiconductor company and relies on third-party foundries, primarily advanced-node manufacturers, to fabricate its chips. Its ability to meet customer demand depends on the capacity, performance, pricing, and yield of these external manufacturing partners. Constraints in foundry capacity, production disruptions, allocation changes, or pricing increases could limit supply of the issuer's products, increase costs, delay deliveries, or reduce margins, which could materially adversely affect the issuer's financial condition and the value of the Underlying Security. Because the Fund seeks daily leveraged investment results, such adverse developments may result in amplified losses and increased volatility in the Fund's net asset value and market price.
Consumables and Recurring Revenue Dependence Risk (Applicable to Corgi DISCO 2x Daily ETF).
A portion of the issuer's revenue is derived from sales of precision blades, grinding wheels, polishing films, and other consumable materials used in semiconductor processing. Demand for these consumables depends on semiconductor production volumes and equipment utilization rates. Reductions in wafer production, fab utilization, or device output may decrease demand for consumables, which could materially adversely affect recurring revenue streams and operating results and negatively impact the value of the Underlying Security.
Automotive Demand Cycle Risk (Applicable to Corgi Hyundai 2x Daily ETF).
The issuer derives a substantial portion of its revenue from the global sale of passenger vehicles, commercial vehicles, and related mobility solutions. Demand for automobiles is highly cyclical and depends on macroeconomic conditions, consumer confidence, interest rates, fuel prices, employment levels, and credit availability. During economic downturns or periods of reduced consumer spending, vehicle purchases may decline or be deferred, which could materially adversely affect the issuer's revenues, margins, and operating results and negatively impact the value of the Underlying Security. Because the Fund seeks daily leveraged investment results, such adverse developments may result in amplified losses and increased volatility in the Fund's net asset value and market price.
Electric Vehicle Transition Risk (Applicable to Corgi Hyundai 2x Daily ETF).
The issuer's long-term growth strategy depends in part on the global transition toward electric vehicles ("EVs") and electrified mobility. This transition requires significant investment in battery technology, platform development, supply chains, and manufacturing capacity. If adoption of EVs occurs more slowly than anticipated, if charging infrastructure deployment lags, or if competing manufacturers introduce superior or lower-cost technologies, demand for the issuer's electrified vehicle offerings could decline, which could adversely affect revenues, margins, and market share.
Commodity and Input Cost Volatility Risk (Applicable to Corgi Hyundai 2x Daily ETF).
The issuer's manufacturing costs are influenced by prices of raw materials such as steel, aluminum, lithium, nickel, copper, and plastics. Volatility in commodity prices or supply constraints may increase production costs and reduce margins if the issuer is unable to pass such costs on to customers through pricing adjustments.
Customer Financing and Credit Risk (Applicable to Corgi Hyundai 2x Daily ETF).
Demand for vehicles often depends on the availability of consumer financing. Tightening credit conditions, rising interest rates, or deterioration in consumer credit quality could reduce vehicle sales volumes. In addition, the issuer's financing operations may be exposed to credit losses if borrowers default.
Inspection and Metrology Equipment Demand Risk (Applicable to the Corgi Lasertec 2x Daily ETF and Corgi DISCO 2x Daily ETF).
Issuers that manufacture semiconductor inspection, metrology, or precision processing equipment depend significantly on capital expenditures by semiconductor manufacturers. Demand for such equipment is highly cyclical and is influenced by semiconductor supply-demand conditions, device pricing trends, technology node transitions, yield improvement initiatives, and global economic conditions. During periods of reduced semiconductor capital spending, fabrication delays, or inventory corrections, semiconductor manufacturers may postpone, reduce, or cancel equipment purchases, which could materially adversely affect the issuers' revenues, margins, and operating results. Because each Fund seeks leveraged exposure to a single issuer, adverse developments affecting demand for inspection or precision processing equipment may result in amplified declines in the Fund's net asset value and market price.
Advanced Semiconductor Node, Packaging, and Foundry Investment Dependency Risk (Applicable to the Corgi MediaTek 2x Daily ETF, Corgi ASM 2x Daily ETF, Corgi TEL 2x Daily ETF, and Corgi Advantest 2x Daily ETF).
Certain issuers depend directly or indirectly on semiconductor manufacturers' investments in advanced process nodes, next-generation device architectures, heterogeneous integration, advanced packaging technologies, and leading-edge fabrication capabilities. Demand for such issuers' products or services may be influenced by semiconductor manufacturers' capital expenditure levels, technology roadmaps, node migration cycles, packaging transitions, and adoption of new manufacturing processes. Transitions to smaller process nodes, advanced packaging architectures, or more complex semiconductor designs are technologically challenging, capital-intensive, and subject to engineering, yield, performance, cost, and timing risks. If semiconductor manufacturers delay or reduce investments in leading-edge fabrication, scale back technology transitions, adopt alternative manufacturing approaches, or select competing suppliers, demand for such issuers' offerings could decline, which could materially adversely affect revenues, margins, competitiveness, and market position. Because each Fund seeks leveraged exposure to a single issuer, adverse developments affecting foundry investment cycles, advanced node adoption, packaging transitions, or semiconductor technology roadmaps may result in amplified volatility and losses in the Fund's net asset value and market price.
Memory Semiconductor Pricing and Cycle Risk (Applicable to the Corgi SK hynix 2x Daily ETF, Corgi Samsung 2x Daily ETF, and Corgi Kioxia 2x Daily ETF).
Certain issuers derive a substantial portion of revenue and profitability from memory semiconductor products, including DRAM and NAND flash. Prices for memory products are highly cyclical and may fluctuate significantly due to changes in supply and demand, industry capacity expansion, inventory levels, technological transitions, and macroeconomic conditions. Periods of oversupply, declining memory prices, or reduced end-market demand may materially adversely affect revenues, margins, and earnings of such issuers. In addition, certain issuers may depend on capital expenditures by memory semiconductor manufacturers, which are also cyclical and may decline during industry downturns, pricing corrections, or periods of reduced fab utilization, reducing demand for such issuers' products. Because each Fund seeks leveraged exposure to a single issuer, adverse pricing cycles or downturns in memory semiconductor markets may result in amplified declines in the Fund's net asset value and market price.
Multi-Segment Business Risk (Applicable to the Corgi Samsung 2x Daily ETF).
The issuer of the Underlying Security operates across multiple business segments, including semiconductor solutions, mobile communications, consumer electronics, and display technologies. Financial performance may be affected by changes in demand, pricing pressure, technological developments, product launch cycles, or competitive dynamics within any of these segments. Weakness in one or more key segments may adversely affect overall revenues, profitability, and operating results. Because the Fund provides leveraged exposure to a single issuer, adverse developments affecting one or more segments may result in amplified volatility and losses in the Fund.
Capital Intensity, Investment Cycle and Return Risk (Applicable to all Funds).
The industries in which issuers operate are highly capital-intensive and require substantial ongoing investment in manufacturing facilities, engineering infrastructure, automation systems, advanced materials, precision tooling, process technologies, software development, intellectual property, and research and development. Issuers may incur significant capital expenditures to expand production capacity, develop new products or platforms, support technology transitions, maintain technological leadership, meet customer performance requirements, or comply with regulatory or environmental standards. These large capital requirements may reduce financial flexibility, increase reliance on external financing, and heighten sensitivity to interest rate changes, financing conditions, industry demand cycles, or shifts in customer investment patterns. In certain industries, demand for issuers' products may depend on capital spending by customers, and reductions, delays, or cancellations of such spending could materially reduce revenues and profitability. Significant investments may not generate expected returns, particularly if technological transitions are delayed, customer adoption is slower than anticipated, competitive technologies emerge, or industry demand weakens after capital investments are made. In such circumstances, issuers may experience underutilized capacity, impaired assets, reduced returns on invested capital, margin compression, or write-downs. Because each Fund seeks leveraged exposure to a single issuer, adverse developments relating to capital investment cycles, financing conditions, or returns on invested capital may result in amplified declines in the Fund's net asset value and market price.
Customer Concentration Risk (Applicable to the Corgi Kioxia 2x Daily ETF, Corgi Besi 2x Daily ETF, Corgi TEL 2x Daily ETF, Corgi Advantest 2x Daily ETF, Corgi ASM 2x Daily ETF, Corgi MediaTek 2x Daily ETF, Corgi Delta Electronics 2x Daily ETF, and Corgi Lasertec 2x Daily ETF).
Certain issuers derive a substantial portion of revenue from a limited number of customers, which may include semiconductor manufacturers, foundries, outsourced assembly and test providers, device manufacturers, cloud service providers, original equipment manufacturers, or large industrial and technology customers. As a result, these issuers may be highly dependent on the purchasing decisions, production plans, capital expenditure budgets, technology roadmaps, inventory strategies, or financial condition of a relatively small customer base. The loss of, or reduction in purchases by, one or more significant customers, delays in customer product launches or fabrication projects, changes in procurement strategies, shifts to competing suppliers, reductions in capital investment, or financial distress of major customers could materially adversely affect revenues, margins, operating results, and growth prospects. Customer concentration may also increase volatility in order patterns, backlog levels, and revenue recognition, particularly where a small number of customers account for a substantial percentage of sales. Because each Fund seeks leveraged exposure to a single issuer, adverse developments affecting key customer relationships or demand from major customers may result in amplified declines in the Fund's net asset value and market price.
Product Line Concentration Risk (Applicable to the Corgi Lasertec 2x Daily ETF, Corgi DISCO 2x Daily ETF, Corgi ASM 2x Daily ETF, Corgi Advantest 2x Daily ETF, and Corgi Besi 2x Daily ETF
). Certain issuers depend heavily on a limited number of products, technologies, or equipment platforms. Adverse developments affecting those offerings, including demand declines, pricing pressure, technological obsolescence, or competitive displacement, could materially adversely affect revenues, margins, and financial performance. Funds providing leveraged exposure to such issuers may experience magnified volatility and losses.
Power Electronics Demand and End-Market Exposure Risk (Applicable to Corgi Delta Electronics 2x Daily ETF).
The issuer derives a significant portion of its revenue from power electronics, energy infrastructure, and electronic components used in industrial, data center, automotive, telecommunications, and renewable energy applications. Demand for such products is cyclical and depends on capital expenditures, infrastructure investment, electrification trends, government policy, and global economic conditions. Reductions or delays in capital spending, infrastructure projects, or technology adoption may reduce demand for the issuer's products and adversely affect revenues, margins, and operating results. Because the Fund seeks daily leveraged investment results, such developments may result in amplified losses and increased volatility in the Fund's net asset value and market price.
PORTFOLIO HOLDINGS INFORMATION
The Fund's complete portfolio holdings will be made available on the Fund's website at www.corgifunds.com on each business day, consistent with applicable SEC requirements (including Rule 6c-11). A full description of the Fund's policies and procedures regarding disclosure of portfolio holdings is provided in the Fund's Statement of Additional Information (the "SAI").
MANAGEMENT
Investment Adviser

Corgi Strategies, LLC (the "Adviser"), located at 425 Bush St, Suite 500, San Francisco, CA 94104, is a Delaware limited liability company registered with the SEC as an investment adviser and serves as investment adviser to each Fund. The Adviser was founded in July 2025, and as of March 31, 2026, has $27,172,159 in assets under management.

The Adviser is responsible for overall portfolio management and administration of each Fund pursuant to an investment advisory agreement with Corgi ETF Trust I (the "Trust") (the "Advisory Agreement"). In addition to executing portfolio transactions, the Adviser may arrange for, and oversee, service providers performing transfer agency, custody, fund administration/accounting, distribution, and other services necessary for each Fund's operations.

For its services to each Fund, each Fund pays the Adviser a unitary management fee, calculated daily and paid monthly, from the Fund's average daily net assets. Under the Advisory Agreement, the Adviser pays substantially all of the Fund's expenses except for: the advisory fee itself; interest charges on borrowings; taxes; brokerage commissions and other expenses related to buying and selling portfolio investments; dividends and other expenses on securities sold short; acquired fund fees and expenses; any accrued deferred tax liability; distribution fees and expenses under any Rule 12b-1 plan; litigation and other extraordinary expenses; and any other expenses the Fund is responsible for under the Advisory Agreement (collectively, the "Excluded Expenses").
Additional information about portfolio transactions, brokerage selection, and research services is provided in the SAI under Brokerage Transactions.

Advisory Agreement

A discussion of the basis for the Board's approval of the Advisory Agreement and Sub-Advisory Agreement will appear in the Fund's Semi-Annual Report to shareholders for the period ended June 30, 2026, on Form N-CSR.

Portfolio Managers

The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since 2026.
Additional information regarding the portfolio manager's compensation, other accounts managed, and ownership of Shares is provided in the Fund's SAI.
HOW TO BUY AND SELL SHARES
The Fund issues and redeems shares of the Fund ("Shares") only in large blocks called "Creation Units," at a Fund's net asset value ("NAV") next determined after an order is accepted. Only authorized participants ("APs"), who must be members or participants of a registered clearing agency and must have an executed participant agreement with a Fund's distributor and transfer agent, may transact in Creation Units directly with the Fund. Once created, Shares may be bought and sold in the secondary market in amounts less than a Creation Unit.

Most investors buy and sell shares in secondary-market transactions through brokers. Shares are expected to be listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and can be bought and sold throughout the trading day at market prices. Investors may pay customary brokerage commissions and, because secondary-market transactions occur at market prices, investors may pay more than NAV when buying Shares and receive less than NAV when selling Shares.
Book Entry

Shares are held only in book-entry form. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares. Beneficial ownership of Shares is shown on the records of DTC or its participants (e.g., brokers, banks, and other financial institutions). As a beneficial owner, you will not receive physical certificates and must rely on DTC and its participants to exercise rights associated with owning Shares, consistent with standard "street name" procedures.
Frequent Purchases and Redemptions of Shares

The Funds do not impose restrictions on the frequency of purchases and redemptions of Shares. Purchases and redemptions by APs are integral to the ETF arbitrage mechanism and help keep market prices of Shares close to NAV. The Board has considered the potential for frequent purchases and redemptions, particularly for cash, to increase portfolio transaction costs, tracking difference, and realized capital gains, and has approved policies to mitigate these effects, including fair-value pricing and the imposition of transaction fees on Creation Unit purchases and redemptions designed to cover a Fund's costs. Each Fund and the Adviser reserve the right to reject any purchase order at any time.
Determination of Net Asset Value

The Fund's NAV is calculated as of the close of regular trading on Cboe BZX Exchange, Inc. (normally 4:00 p.m. Eastern Time) on each day the Exchange is open for business. NAV is computed by dividing the Fund's net assets by the number of Shares outstanding.

In determining NAV, portfolio securities and other assets are generally valued at market value using quotations, last sale prices, or values supplied by a pricing service or market makers. When such information is unavailable or is deemed unreliable, the affected investments are valued at fair value pursuant to the Fund's valuation procedures.
Fair Value Pricing

The Board has designated the Adviser as each Fund's "valuation designee" under Rule 2a-5 of the 1940 Act, subject to the Board's oversight. The Adviser has adopted valuation policies and procedures to determine, in good faith, the fair value of investments for which market quotations are not readily available or are considered unreliable (for example, following a trading halt or when a primary pricing source fails to provide data). In making fair-value determinations, the Adviser may consider all reasonably available information deemed relevant, including issuer-specific data, market conditions, recent trading activity, and the circumstances that triggered the need for fair value. Because fair value determinations involve judgments, the prices assigned may differ from values realized upon sale.
Investments by Other Registered Investment Companies in the Fund

Investments by registered investment companies in a Fund are subject to the limits of Section 12(d)(1) of the 1940 Act and related rules. Other registered investment companies may invest in the Fund beyond the Section 12(d)(1) limits in accordance with applicable SEC rules (e.g., Rule 12d1-4) and conditions, which may include entering into a fund-of-funds investment agreement with the Fund.
Delivery of Shareholder Documents - "Householding"

Certain intermediaries may offer "householding," a method of delivery under which a single copy of shareholder documents is sent to investors sharing an address, even if accounts are registered in different names. If you wish to enroll in, or to change your householding election, please contact your broker-dealer or other financial intermediary.
DIVIDENDS, DISTRIBUTIONS, AND TAXES
Dividends and Distributions

Each Fund intends to pay dividends and interest income, if any, annually, and to distribute any net realized capital gains to shareholders at least annually. Each Fund will declare and pay income and capital gain distributions, if any, in cash. Cash distributions may be reinvested in additional whole Shares only if the broker through whom you hold Shares offers that option. Your broker is responsible for delivering any income and capital gain distributions to you.

Taxes

The following discussion summarizes certain U.S. federal income tax considerations that generally apply to investments in a Fund. Your situation may differ. You should consult your tax adviser regarding the tax consequences of investing in Shares, including the application of foreign, state, and local tax laws.

The Fund intends to qualify each year as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). If a Fund satisfies minimum distribution requirements, a RIC is generally not subject to fund-level federal income tax on income and gains that are timely distributed to shareholders. If a Fund were to fail to qualify as a RIC or fail to meet the distribution requirements (and no relief were available), it could be subject to fund-level taxation, which would reduce income available for distribution.

Unless your Shares are held through a tax-exempt entity or tax-advantaged account (such as an IRA), you should consider potential tax consequences when a Fund makes distributions, when you sell Shares on the Exchange, and (for institutional investors only) when you purchase or redeem Creation Units.

This general discussion is based on the Code and applicable Treasury regulations in effect on the date of this Prospectus. New legislation, administrative guidance, or court decisions may materially change these conclusions and may apply retroactively.

Taxes on Distributions

For federal income tax purposes, distributions of the Fund's net investment income are generally taxable to shareholders as ordinary income or as qualified dividend income. Tax treatment of distributions of net capital gains (if any) depends on how long the Fund held the investments that generated such gains, not on how long you have held your Shares. Sales of assets held by the Fund for more than one year generally produce long-term capital gains or losses; sales of assets held for one year or less generally produce short-term capital gains or losses. Distributions that the Fund reports as capital gain dividends ("Capital Gain Dividends") are taxable to shareholders as long-term capital gains. Distributions of short-term capital gains are generally taxable to shareholders as ordinary income. Dividends and distributions are generally taxable to you whether received in cash or reinvested in additional Shares.

Distributions a Fund reports as "qualified dividend income" are generally taxed to non-corporate shareholders at the rates applicable to long-term capital gains, provided holding-period and other requirements are met. "Qualified dividend income" generally includes dividends from U.S. corporations and from certain qualified foreign corporations (including those incorporated in a U.S. possession, eligible for benefits under a comprehensive U.S. income tax treaty, or whose stock is readily tradable on an established U.S. market). Corporate shareholders may be eligible for a dividends-received deduction with respect to portions of dividends attributable to qualifying dividends the Fund receives from U.S. corporations, subject to applicable limitations.

Shortly after the close of each calendar year, you will receive information describing the character of distributions you received from the distributing Fund.

In addition to federal income tax, certain individuals, trusts, and estates are subject to a 3.8% Net Investment Income ("NII") tax. This tax is imposed on the lesser of: (i) net investment income (as reduced by properly allocable deductions) or (ii) the excess of modified adjusted gross income over specified thresholds ($250,000 for married filing jointly, $200,000 for single filers, and $125,000 for married filing separately). The Fund's distributions and any capital gains realized on a sale or redemption of Shares are generally included in net investment income for purposes of the NII tax.

In general, distributions are taxable to you in the year paid. However, certain distributions paid in January may be treated as paid on December 31 of the year prior. In general, distributions are taxable even if they are paid from income or gains earned by the Fund before you purchased Shares (and thus were reflected in the Shares' NAV at the time of purchase).

You may want to avoid purchasing Shares immediately before a dividend or other distribution, since the distribution will generally be taxable to you even if, in economic terms, it represents a return of part of your investment.

If you are neither a U.S. citizen nor a U.S. resident (or are a foreign entity), distributions (other than Capital Gain Dividends) will generally be subject to U.S. withholding tax at a 30% rate, unless a lower treaty rate applies. Under certain circumstances, a Fund may report all or a portion of a dividend as an "interest-related dividend" or a "short-term capital gain dividend," which would generally be exempt from this 30% withholding tax, provided other requirements are met.

The Foreign Account Tax Compliance Act ("FATCA") may require a Fund to withhold a 30% tax (generally not refundable) from distributions of net investment income made to: (A) certain foreign financial institutions that do not satisfy applicable FATCA reporting or due-diligence requirements (or that are not treated as compliant under an applicable intergovernmental agreement), and (B) certain non-financial foreign entities that do not provide required information regarding substantial U.S. owners. FATCA may also affect the Fund's returns on foreign investments or a shareholder's returns if Shares are held through a foreign intermediary. Consult your tax adviser regarding FATCA's application and any related certification, compliance, reporting, and withholding obligations.

Each Fund (or a financial intermediary, such as a broker, through which a shareholder holds Shares) is generally required to withhold and remit to the U.S. Treasury a portion of taxable distributions and sale or redemption proceeds if the shareholder fails to furnish a correct taxpayer identification number, has underreported certain interest or dividend income, or fails to certify that they are not subject to such withholding.

Taxes When Shares are Sold on the Exchange

Any capital gain or loss realized upon a sale of Shares generally is treated as long-term capital gain or loss if Shares have been held for more than one year, and as short-term capital gain or loss if Shares have been held for one year or less. However, a capital loss on Shares held six months or less is treated as long-term to the extent of Capital Gain Dividends received with respect to such Shares. Losses are disallowed to the extent you acquire (including through dividend reinvestment) substantially identical Shares within a 61-day period beginning 30 days before and ending 30 days after the sale.

Taxes on Purchases and Redemptions of Creation Units

An authorized participant ("AP") whose functional currency is the U.S. dollar and who exchanges securities for Creation Units generally recognizes gain or loss equal to the difference between (i) the value of the Creation Units at the time of the exchange and (ii) the AP's aggregate basis in the securities delivered plus any cash paid. An AP that exchanges Creation Units for securities will generally recognize gain or loss equal to the difference between (i) the AP's basis in the Creation Units and (ii) the aggregate U.S. dollar market value of the securities received plus any cash received. The IRS may assert that a loss realized upon an exchange of securities for Creation Units is not currently deductible (e.g., under the "wash sale" rules for an AP not marking to market, or on the theory that there was no significant change in economic position). APs should consult their own tax advisers about the application of wash sale rules and the timing of any loss deductions.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares comprising the Creation Units were held for more than one year, and as short-term capital gain or loss if held for one year or less.

A Fund may include a payment of cash in addition to, or in place of, delivering a basket of securities when redeeming Creation Units. To raise cash for such redemptions, the Fund may sell portfolio securities, potentially recognizing investment income and/or capital gains or losses it might not have recognized if the redemption had been satisfied entirely in kind. As a result, including cash in redemption proceeds can reduce the Fund's tax efficiency.

The foregoing discussion summarizes some possible consequences under current federal tax law of investing in a Fund. It is not a substitute for personal tax advice. You may also be subject to foreign, state, and local taxes on Fund distributions and on sales of Shares. Consult your tax adviser regarding the tax consequences of investing in Shares under all applicable laws. For additional information, see "Federal Income Taxes" in the SAI.
DISTRIBUTION
Paralel Distributors LLC (the "Distributor"), each Fund's distributor, is a broker-dealer registered with the SEC, serves as the Fund's distributor for Creation Units on an agency basis and does not make a secondary market in Shares. The Distributor does not set Fund policies or select the portfolio securities of the Fund. The Distributor's principal address is 1700 Broadway, Suite 2100, Denver, Colorado 80290.
The Board has adopted a Distribution (Rule 12b-1) Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, a Fund is authorized to pay up to 0.25% of its average daily net assets each year for distribution-related services in connection with the sale and distribution of its Shares.
The Funds do not currently pay Rule 12b-1 fees and there are no current plans to impose such fees. If Rule 12b-1 fees are charged in the future, because they are paid from Fund assets on an ongoing basis, these fees would increase the cost of your investment over time and may exceed certain other types of sales charges.
PREMIUM/DISCOUNT INFORMATION
When available, information about how often Shares traded on the Exchange at a price above (at a premium to) or below (at a discount to) the Fund's NAV will be provided on the Fund's website at www.corgifunds.com.
ADDITIONAL NOTICES
Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange is not responsible for, and has not participated in, the determination of the timing, prices, or quantities of Shares to be issued, nor in the determination or calculation of any equation by which to determine redeemability of Shares. The Exchange has no duty or liability to shareholders for the administration, marketing, or trading of the Shares.
Without limiting the foregoing, in no event shall the Exchange have any liability for lost profits or for indirect, punitive, special, or consequential damages, even if advised of the possibility of such damages.
The Adviser and the Funds make no representation or warranty, express or implied, to owners of Shares or to the public regarding the advisability of investing in securities generally or in the Funds specifically, or regarding the ability of any Fund to achieve its investment objective of providing two times (2x) the daily performance of its Underlying Security or the performance of its Underlying Security itself.
The issuers of the Underlying Securities are not affiliated with any Fund, the Trust, the Adviser, or any of their respective affiliates and have not participated in the preparation of this Prospectus. The issuers of the Underlying Securities do not sponsor, endorse, or promote any Fund and make no representation or warranty regarding the advisability of investing in any Fund.
This Prospectus relates solely to the Shares of the Funds and not to any Unaffiliated Underlying Security. All information regarding Unaffiliated Underlying Securities is derived from publicly available sources, and neither the Funds, the Trust, the Adviser, nor the Sub-Adviser has independently verified such information or participated in its preparation.
FINANCIAL HIGHLIGHTS
This section ordinarily presents Financial Highlights to help you understand each Fund's performance over its operating period. Because the Fund has not commenced operations as of the date of this Prospectus, no Financial Highlights are shown.
The Funds
Adviser
Corgi Strategies, LLC
425 Bush St, Suite 500
San Francisco, CA 94104
Distributor
Paralel Distributors LLC
1700 Broadway, Suite 2100
Denver, CO 80290
Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
50 South 16th Street, Suite 2900
Philadelphia, PA 19102
Administrator, Fund Accountant, and Transfer Agent
U.S. Bancorp Fund Services, LLC (d/b/a U.S. Bank Global Fund Services)
777 E. Wisconsin Ave.
Milwaukee, WI 53202
Attn: GFS Contracts
Custodian
U.S. Bank National Association
Lunken Operations Center
CN-OH-L2GL
5065 Wooster Rd
Cincinnati, OH 45226

Fund	Ticker	Principal U.S. Listing Exchange
Corgi SK hynix 2x Daily ETF	SK	Cboe BZX Exchange, Inc
Corgi Samsung 2x Daily ETF	SAMX	Cboe BZX Exchange, Inc
Corgi Kioxia 2x Daily ETF	KI	Cboe BZX Exchange, Inc
Corgi Besi 2x Daily ETF	BESX	Cboe BZX Exchange, Inc
Corgi TEL 2x Daily ETF	TELX	Cboe BZX Exchange, Inc
Corgi Advantest 2x Daily ETF	ADVX	Cboe BZX Exchange, Inc
Corgi ASM 2x Daily ETF	ASMX	Cboe BZX Exchange, Inc
Corgi MediaTek 2x Daily ETF	MDTX	Cboe BZX Exchange, Inc
Corgi Delta Electronics 2x Daily ETF	DELC	Cboe BZX Exchange, Inc
Corgi Hyundai 2x Daily ETF	HYUX	Cboe BZX Exchange, Inc
Corgi DISCO 2x Daily ETF	DISC	Cboe BZX Exchange, Inc
Corgi Lasertec 2x Daily ETF	LASX	Cboe BZX Exchange, Inc

STATEMENT OF ADDITIONAL INFORMATION
June 1, 2026
This Statement of Additional Information ("SAI") is not a prospectus and should be read together with the Prospectuses for the Funds, each a series of Corgi ETF Trust I (the "Trust"), dated June 1, 2026, as they may be supplemented from time to time (each, a "Prospectus"). Unless noted otherwise, capitalized terms used in this SAI have the same meanings as in the applicable Prospectus. A copy of a Prospectus may be obtained without charge by email to contact@corgifunds.com, visiting www.corgifunds.com, or writing to the Trust, c/o 425 Bush St, Suite 500, San Francisco, CA 94104.
The Funds' audited financial statements for the most recent fiscal year, when available, will be incorporated into this SAI by reference to the Funds' most recent annual report on Form N-CSR. You can obtain a copy of the Certified Shareholder Report free of charge by contacting the Fund at the mailing address or email listed above.
GENERAL INFORMATION ABOUT THE TRUST
The Trust is an open-end management investment company with multiple series, including the Funds. This SAI relates to the Funds. The Trust is a Delaware statutory trust formed on July 15, 2025. The Trust is registered with the U.S. Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (together with the rules and regulations thereunder, the "1940 Act"), as an open-end management investment company, and the offering of shares of beneficial interest ("Shares") is registered under the Securities Act of 1933, as amended (the "Securities Act"). The Trust is governed by its Board of Trustees (the "Board"). The Funds seek daily investment results, before fees and expenses, that correspond to 2x the daily performance of its Underlying Security. The Funds are leveraged ETFs that seek 2x the daily performance of its respective Underlying Security. Corgi Strategies, LLC (the "Adviser") will serve as investment adviser to the Funds.
The Funds seek daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of their Underlying Security. Each Fund resets its exposure each trading day to target approximately two times its Underlying Security's daily move and should not be expected to provide 2x the return of its Underlying Security for periods longer than a single day. Because of daily compounding, Underlying Security volatility, financing costs, and expenses, each Fund's results over periods longer than a day will usually differ in amount, and may differ in direction, from its Underlying Security's multi-day return. Each Fund expects to obtain leveraged exposure primarily through derivatives (for example, total return swaps and futures) and to rebalance exposure daily. It is possible to lose the full value of an investment in a Fund in a single day.
Each Fund offers and issues Shares at their net asset value ("NAV") only in aggregations of a specified number of Shares (each, a "Creation Unit"). A Fund generally issues and redeems Creation Units in exchange for a basket of securities ("Deposit Securities") together with a specified cash payment (the "Cash Component"). The Trust may permit or require the substitution of a cash amount ("Deposit Cash") in lieu of some or all Deposit Securities. Shares are expected to be listed on the Exchange and trade on the Exchange at market prices, which may differ from NAV. Shares are redeemable only in Creation Unit aggregations and, in general, in exchange for portfolio securities and a specified cash payment, or instead, entirely for cash. As a practical matter, mostly only institutions or large investors, known as "Authorized Participants" or "APs," purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not individually redeemable.
Because each Fund expects to achieve its objective primarily through derivatives, the Trust generally anticipates effecting creations and redemptions for each Fund in cash rather than in-kind. The Trust may impose transaction fees on cash creations and redemptions designed to cover the Fund's estimated costs, which may include costs of entering into, maintaining, or unwinding derivatives positions and related financing and hedging costs.
Shares may be issued in advance of receipt of some or all Deposit Securities, subject to conditions set forth in the participant agreement among the AP, the distributor, and the transfer agent (the "Participant Agreement"), including a requirement to maintain with the Trust cash at least equal to a specified percentage of the value of any missing Deposit Securities. The Trust may impose a transaction fee on each creation or redemption. In all cases, such fees will be limited in accordance with SEC requirements applicable to management investment companies offering redeemable securities. As with other publicly traded securities, brokers' commissions on secondary-market transactions are negotiated with your broker at customary rates.
Use of derivatives by each Fund is subject to Rule 18f-4 under the 1940 Act. The Trust has adopted a derivatives risk management program, appointed a Derivatives Risk Manager approved by the Board, and manages the Funds' derivatives exposure using value-at-risk (VaR) testing. Under Rule 18f-4, a Fund's VaR must not exceed 200% of the VaR of a designated reference portfolio (generally the Underlying Security) under the relative VaR test or, if a reference portfolio is not appropriate, 20% of the Fund's net assets under the absolute VaR test. Each Fund intends to use its Underlying Security as its designated reference portfolio for the relative VaR test under Rule 18f-4 and monitor compliance accordingly. The Derivatives Risk Manager provides regular reports to the Board regarding the program's implementation and each Fund's compliance.
ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES, AND RELATED RISKS
The Funds' investment objectives and principal investment strategies are described in the Prospectuses under "Investment Objective" and "Principal Investment Strategies," respectively. The information below supplements, and should be read together with, the Prospectuses. For a description of certain permitted investments, see "Description of Permitted Investments" in this SAI.
With respect to the Funds' investments, unless otherwise noted, if a percentage limitation is satisfied at the time of investment or contract, a subsequent increase or decrease due to market movements or redemptions will not, by itself, result in a violation of that limitation.
Non-Diversification
Each Fund is classified as non-diversified under the 1940 Act. As a result, a Fund is not limited by the 1940 Act with respect to the percentage of its assets that may be invested in the securities of a single issuer. A Fund therefore may invest a larger portion of its assets in the securities of a single issuer or a smaller number of issuers than a diversified fund. Those issuers may represent a greater portion of the Fund's portfolio, which can adversely affect performance or subject Shares to greater price volatility than more diversified investment companies. While each Fund is "non-diversified" under the 1940 Act, to qualify as a RIC the Fund must satisfy Subchapter M diversification tests. Accordingly, with respect to at least 50% of total assets, the Fund will not hold more than 10% of the outstanding voting securities of any one issuer or invest more than 5% of total assets in any one issuer.
Although each Fund is non-diversified for purposes of the 1940 Act, each intends to maintain the diversification required under the Code and otherwise operate so as to qualify as a regulated investment company ("RIC") for federal income tax purposes, thereby generally avoiding fund-level federal income tax on income and gains distributed to shareholders. Compliance with the Code's diversification and other requirements may limit investment flexibility and could make it less likely that a Fund will meet its investment objective. See "Federal Income Taxes" in this SAI for further discussion.
Special Considerations for the Funds
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Daily Objective and Compounding.
Each Fund seeks 2x the daily performance of its Underlying Security and resets exposure each trading day. Over periods longer than a day, a Fund's results reflect the compounding of daily returns and the path of daily Underlying Security moves and will usually differ from 2x the Underlying Security's return for the same period.
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Volatility Effect.
Generally, higher day-to-day volatility in an Underlying Security increases the divergence between a Fund's multi-day results and 2x the Underlying Security's multi-day return. In trending, lower-volatility markets, multi-day results may be closer to or greater than 2x; in choppy or range-bound markets, they are often less than 2x.
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Correlation and Rebalancing.
A Fund may not achieve perfect correlation to 2x the daily performance of its Underlying Security for reasons that include derivative pricing and liquidity, intraday Underlying Security movements (including near the close), timing and size of rebalancing, market closures or trading halts, financing costs, and Fund expenses.
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Financing and Cash Management.
A Fund's use of swaps, futures, and other instruments involves financing or implied financing charges that reduce returns. A Fund may hold cash and cash equivalents (for example, U.S. Treasury bills, money market instruments, or repurchase agreements) for margin and collateral, which can affect exposure and results.
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Counterparty and Clearinghouse Exposure.
A Fund is exposed to the credit of derivatives counterparties, futures commission merchants, and clearinghouses. Defaults or operational disruptions could cause losses, delays in recovery of collateral or margin, or both.
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Use of Instrument-Linked Swaps.
To the extent a Fund obtains exposure through swaps referencing instruments that track or are designed to replicate the performance of the Underlying Security, differences between those instruments and the Underlying Security may introduce additional correlation risk.
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Not a Buy-and-Hold Substitute.
Each Fund is intended for knowledgeable investors who intend to monitor positions frequently. It is possible to lose the entire investment in a single day.
General Risks
The value of a Fund's portfolio securities may fluctuate with changes in an issuer's or counterparty's financial condition, with issuer-specific or industry-specific developments, and with broader economic or political conditions. An investor in a Fund could lose money over short or long periods.
There is no assurance that a liquid market will exist for all securities held by a Fund. Market liquidity may depend on whether dealers are willing to make markets in particular securities. There can be no assurance that a market will be made or maintained, or that any such market will remain liquid. The price at which securities may be sold, and the value of Shares, can be adversely affected if trading markets for a Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.
Financial markets, domestic and foreign, have at times experienced unusually high volatility. Continuing events and market turbulence may adversely affect Fund performance.
Cyber Security Risk.
Investment companies and their service providers face operational and information-security risks from cyber incidents. Cyber events include, among other things, data theft or corruption, denial-of-service attacks, unauthorized release of confidential information, and other breaches. Cyber incidents affecting a Fund or the Adviser, custodian, transfer agent, intermediaries, or other third-party service providers may, among other effects, disrupt the processing of shareholder transactions, impair a Fund's ability to calculate its NAV, cause the release of private shareholder or issuer information, impede trading, result in regulatory fines or financial losses, and damage reputation. A Fund may also incur additional costs for cybersecurity risk management. Similar risks affect issuers in which a Fund invests and could have material adverse consequences for such issuers, potentially reducing the value of the Fund's investments.
DESCRIPTION OF PERMITTED INVESTMENTS
The following describes the investments and techniques each Fund may use, and the related risks. A Fund will employ any investment or practice below only if it is consistent with the Fund's investment objective and permitted by the Fund's stated policies. Some items discussed in this SAI are not principal strategies, as disclosed in the Prospectus; while a Fund is permitted to use them, it is not required to do so.
Borrowing
Although the Funds do not expect to borrow, each may do so to the extent allowed by the 1940 Act. Under the 1940 Act, a Fund may borrow up to one-third (1/3) of its total assets. Any borrowing is expected to be for short-term or emergency purposes, not for investment, and would be repaid promptly. Borrowing magnifies the effect on NAV of changes in the market value of the Fund's holdings. Amounts borrowed bear interest (which may or may not be offset by earnings on purchased securities), and maintaining a credit facility may involve minimum balances, commitment fees, or other costs that increase the effective cost of borrowing.
For each Fund, leverage is expected to come primarily from derivatives (for example, total return swaps and futures) rather than from cash borrowings. If a Fund borrows, the Fund will maintain asset coverage of at least 300% of all borrowings as required by Section 18 of the 1940 Act. Short-term borrowings, if any, may include custodial overdrafts or borrowings under a credit facility for settlement, liquidity, or other administrative purposes, and will be repaid promptly.
Equity Securities
Equity securities (for example, common stock) are subject to stock-market risk and may fluctuate significantly as market conditions, investor sentiment, or an issuer's financial position change. Declines in the value of equity holdings may cause a Fund's Shares to fall in value.
An investment in a Fund entails the risks inherent in equity ownership, including the risk that issuer fundamentals deteriorate or that broad market conditions weaken, either of which can reduce the value of portfolio securities and, in turn, the value of Shares. Equity prices can be volatile as investor expectations shift with respect to government, economic, monetary, and fiscal policies; inflation and interest rates; business cycles; and global or regional political, economic, or banking stresses. With respect to each Fund, equity exposure is typically obtained indirectly through derivatives that reference the applicable Underlying Security rather than through direct holdings.
Types of Equity Securities:
Common Stocks -
Common stock represents an ownership interest in an issuer, typically with voting rights and the potential to receive dividends. Unlike preferred stock, dividends on common stock are not fixed and are declared at the discretion of the issuer's board of directors.
Holders of common stock generally take on more risk than holders of preferred stock or debt because common shareholders stand behind creditors and preferred shareholders in the issuer's capital structure. Common stock has neither a stated principal amount nor a maturity date and remains subject to market fluctuations as long as it is outstanding.
Preferred Stocks -
Preferred stock represents an ownership interest that typically has priority over common stock for dividends and liquidation proceeds, but is junior to the issuer's liabilities. Preferred stock generally has no voting rights. Varieties include adjustable-rate, fixed-dividend, perpetual, and sinking-fund preferred stock.
In general, market values of fixed-rate, non-convertible preferred stock move inversely with interest rates and with changes in perceived credit quality.
Derivatives Used by the Funds
Each Fund seeks daily investment results, before fees and expenses, that correspond to 2x the daily performance of its Underlying Security. To pursue these objectives, each Fund expects to obtain leveraged exposure primarily through the derivatives set out below and to rebalance its exposure on each Business Day. Daily rebalancing and compounding can cause a Fund's return for periods longer than one day to differ, and potentially differ significantly, from 2x the return of its Underlying Security for the same period. Market volatility, holding period, and the path of returns will affect the degree of such divergence.
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Swap Agreements.
A Fund may enter into total return swaps and other swap contracts that reference its Underlying Security or an exchange-traded fund designed to track the Underlying Security (or a similar index or asset). Swaps typically require the Fund to exchange periodic payments based on the performance of the Underlying Security for financing and/or fee payments. Swaps may be traded bilaterally (subject to counterparty credit risk and collateral arrangements) or, in some cases, cleared through a central clearinghouse (introducing clearinghouse and futures commission merchant risk). Total return swaps are expected to be a primary tool for obtaining leveraged exposure. Under normal market conditions, a Fund expects the aggregate notional amount of its swap positions, together with other derivatives, to be approximately 200% of the Fund's net assets, before taking into account any cash or cash equivalents held for margin and collateral. Swaps are typically documented under an ISDA Master Agreement with a credit support annex that requires posting and collection of variation margin (and, where applicable, initial margin). Swap exposures may be reset or rebalanced daily to help the Fund maintain its target exposure.
Swap Counterparty Information.
Each Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to a Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to a Fund are not guaranteed by any publicly traded parent entity.
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Futures Contracts.
A Fund may use exchange-traded futures on equity indexes or exchange-traded funds that are correlated with its Underlying Security or with the markets in which the Underlying Security trades to manage liquidity, equitize cash, facilitate daily rebalancing, or otherwise assist in implementing its investment strategy. Futures are not expected to be a primary means of obtaining leveraged exposure to the Underlying Security. Futures require initial and variation margin and are marked to market daily. Positions are subject to exchange and clearinghouse margin requirements and may also be subject to exchange or regulatory position limits. The Fund may increase or reduce futures exposure intraday or at the close in connection with its daily rebalance.
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Options.
A Fund may use options on futures, indexes, or exchange-traded funds for exposure or to manage risk. Option values can be highly sensitive to changes in the price and volatility of the Underlying Security and to time decay. A Fund expects to use options opportunistically for exposure or risk management and does not expect options to be a primary source of the Fund's leverage.
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Money Market Instruments and Short-Term Investments.
A Fund may hold cash, U.S. government securities, repurchase agreements, and interests in money market funds to meet margin and collateral needs, to manage liquidity, or pending investment. To the extent a Fund invests in a money market fund, shareholders bear their proportionate share of the money market fund's fees in addition to the Fund's expenses. Cash and cash equivalents may serve as collateral for the Fund's derivatives and to meet margin calls. Holding cash or cash equivalents may reduce the Fund's ability to maintain its target level of leveraged exposure and may contribute to tracking differences.
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Securities Lending.
See Securities Lending below for a fuller discussion. If a Fund engages in lending, it will do so pursuant to Board-approved guidelines; lending involves counterparty, collateral investment, and operational risks.
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Daily Rebalancing and Compounding.
To seek 2x of its Underlying Security's daily return, a Fund will generally rebalance its derivatives exposure each Business Day. Because of compounding, the Fund's return over periods longer than one day is likely to differ from 2x the return of its Underlying Security for the same period. The degree of divergence can be positive or negative and depends on factors including volatility, fees and expenses, and the timing and magnitude of Underlying Security moves.
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Derivatives Risk Management and Rule 18f-4.
A Fund expects to rely on Rule 18f-4 under the 1940 Act for its derivatives and certain financing transactions. Among other things, the Fund will operate a derivatives risk management program administered by a designated derivatives risk manager, and the Fund will be subject to a value-at-risk (VaR) limit. Generally, the Fund will satisfy the limit if the VaR of its portfolio (including derivatives) does not exceed 200% of the VaR of a designated reference portfolio (the Relative VaR test) or, if that test is not appropriate, 20% of the Fund's net assets (the Absolute VaR test).
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Commodity Interests and CFTC Matters.
To the extent a Fund invests in commodity interests (for example, futures, options on futures, or swaps), the Adviser intends to claim an exclusion from the definition of "commodity pool operator" with respect to the Fund, such that the Adviser would not be required to register with the CFTC as a commodity pool operator for the Fund.
Rights and Warrants -
Rights give existing shareholders the privilege to subscribe to a new issue of common stock, usually for a short period (often two to four weeks) at a discount to the public offering price; rights are typically transferable. Warrants are long-dated options, often issued with debt or preferred stock, that allow the holder to purchase common shares at a specified price; warrants are usually transferable and may trade on exchanges.
Rights and warrants may involve greater risk than direct investment in the underlying securities. They typically do not convey voting rights, dividends, or ownership in the issuer's assets; their values may not track the underlying securities; and they can expire worthless if not exercised by their expiration dates. Using rights or warrants can increase potential gains and losses compared to investing the same amount directly in the underlying security.
When-Issued Securities -
A when-issued security has defined terms and an active market but has not yet been issued. In such transactions the Fund relies on the counterparty to deliver. If delivery does not occur, the Fund may miss an opportunity to acquire the security at an attractive price or yield.
Purchasing when-issued securities exposes the Fund to ownership-like risks prior to settlement, including price and yield changes. By settlement, the market value may be higher or lower than the agreed purchase price, and prevailing yields may differ from those available when the trade was executed. Because payment is deferred until delivery, these risks are in addition to the risks of the Fund's other investments.
SEC Rule 18f-4 under the 1940 Act (the "Derivatives Rule") permits investments on a when-issued, forward-settling, or non-standard settlement basis notwithstanding Section 18's senior-security restrictions, provided the Fund intends to physically settle and settlement will occur within 35 days of the trade date (the "Delayed-Settlement Securities" provision). Transactions that do not meet that provision are treated as derivatives under Rule 18f-4.
Short Sales
A Fund may engage in short sales of securities it does not own (and, in some cases, short sales against-the-box, i.e., short sales of stocks it does own). In a short sale, the Fund borrows the security, sells it, and later seeks to purchase the same security to return to the lender. Short sales involve the risk that the borrowed security increases in price before the position is closed, which would result in a loss. The Fund can also be required to close a short position earlier than desired (for example, if the lender recalls the security or borrowing costs rise), which may cause a loss. Because the price of the borrowed security may increase indefinitely, such losses are theoretically uncapped.
Short sales require the Fund to pledge liquid assets and to post margin with the broker. While the short position is open, the Fund generally will pay borrowing fees and any amounts equal to dividends or interest that accrue on the borrowed security. These amounts reduce the return on the position and can create a negative cost of carry. Any payments in lieu of dividends on short positions generally are not qualified dividend income.
For purposes of Rule 18f-4 under the 1940 Act, short sales are treated as derivatives transactions and are subject to the Fund's derivatives risk management program and value-at-risk limits. Short sales also involve counterparty, liquidity, and operational risks, including the risk of buy-in if the broker cannot continue to borrow the security.
Advanced Semiconductor Node, Packaging, and Foundry Investment Dependency Risk.
Certain issuers depend directly or indirectly on semiconductor manufacturers' investments in advanced process nodes, next-generation device architectures, heterogeneous integration, advanced packaging technologies, and leading-edge fabrication capabilities. Demand for such issuers' products or services may be influenced by semiconductor manufacturers' capital expenditure levels, technology roadmaps, node migration cycles, packaging transitions, and adoption of new manufacturing processes. Transitions to smaller process nodes, advanced packaging architectures, or more complex semiconductor designs are technologically challenging, capital-intensive, and subject to engineering, yield, performance, cost, and timing risks. If semiconductor manufacturers delay or reduce investments in leading-edge fabrication, scale back technology transitions, adopt alternative manufacturing approaches, or select competing suppliers, demand for such issuers' offerings could decline, which could materially adversely affect revenues, margins, competitiveness, and market position. Because each Fund seeks leveraged exposure to a single issuer, adverse developments affecting foundry investment cycles, advanced node adoption, packaging transitions, or semiconductor technology roadmaps may result in amplified volatility and losses in the Fund's net asset value and market price.
Advanced Technology Adoption Risk.
Certain issuers in the semiconductor equipment industry depend on semiconductor manufacturers' adoption of new technologies, advanced process nodes, and next-generation manufacturing techniques. The success of such equipment suppliers may depend on the timing, pace, and scale of technology transitions by their customers, including migrations to smaller process nodes, advanced packaging platforms, new device architectures, or innovative manufacturing processes. If semiconductor manufacturers delay technology adoption, extend existing technology lifecycles, reduce capital spending on advanced tools, or select competing equipment suppliers, demand for such issuers' products may decline. Technology transitions may also be subject to technical challenges, yield issues, or slower-than-expected customer adoption, which could delay equipment purchases or reduce order volumes. Because each Fund seeks leveraged exposure to a single issuer, adverse developments affecting technology adoption cycles or equipment demand may result in amplified volatility and losses in the Fund's net asset value and market price.
Automotive Demand Cycle Risk.
The issuer derives a substantial portion of its revenue from the global sale of passenger vehicles, commercial vehicles, and related mobility solutions. Demand for automobiles is highly cyclical and depends on macroeconomic conditions, consumer confidence, interest rates, fuel prices, employment levels, and credit availability. During economic downturns or periods of reduced consumer spending, vehicle purchases may decline or be deferred, which could materially adversely affect the issuer's revenues, margins, and operating results and negatively impact the value of the Underlying Security. Because the Fund seeks daily leveraged investment results, such adverse developments may result in amplified losses and increased volatility in the Fund's net asset value and market price.
Brokerage Commissions and Bid-Ask Spread Risk.
Investors who buy or sell shares pay brokerage commissions and bear bid-ask spreads. These costs may increase when markets are volatile or when the Shares trade in lower volumes and can materially reduce returns for investors, especially for frequent traders or smaller transactions.
Capital Intensity, Investment Cycle and Return Risk.
The industries in which issuers operate are highly capital-intensive and require substantial ongoing investment in manufacturing facilities, engineering infrastructure, automation systems, advanced materials, precision tooling, process technologies, software development, intellectual property, and research and development. Issuers may incur significant capital expenditures to expand production capacity, develop new products or platforms, support technology transitions, maintain technological leadership, meet customer performance requirements, or comply with regulatory or environmental standards. These large capital requirements may reduce financial flexibility, increase reliance on external financing, and heighten sensitivity to interest rate changes, financing conditions, industry demand cycles, or shifts in customer investment patterns. In certain industries, demand for issuers' products may depend on capital spending by customers, and reductions, delays, or cancellations of such spending could materially reduce revenues and profitability. Significant investments may not generate expected returns, particularly if technological transitions are delayed, customer adoption is slower than anticipated, competitive technologies emerge, or industry demand weakens after capital investments are made. In such circumstances, issuers may experience underutilized capacity, impaired assets, reduced returns on invested capital, margin compression, or write-downs. Because each Fund seeks leveraged exposure to a single issuer, adverse developments relating to capital investment cycles, financing conditions, or returns on invested capital may result in amplified declines in the Fund's net asset value and market price.
Cash Transactions and Tax Efficiency Risk.
If a Fund uses cash creations or redemptions, it may need to buy or sell portfolio securities and derivatives, which can increase transaction costs, cause the Fund to realize taxable gains, and reduce tax efficiency relative to ETFs that rely more heavily on in-kind activity.
Commodity and Input Cost Volatility Risk.
The issuer's manufacturing costs are influenced by prices of raw materials such as steel, aluminum, lithium, nickel, copper, and plastics. Volatility in commodity prices or supply constraints may increase production costs and reduce margins if the issuer is unable to pass such costs on to customers through pricing adjustments.
Compounding and Daily Rebalancing Risk.
Each Fund has a single day investment objective, and each Fund's performance for any other period is the result of its return for each day compounded over the period. Each Fund resets its exposure each trading day to target approximately 2x the daily move of its Underlying Security. As a result, the performance of a Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from two times (2x) the return of the Fund's Underlying Security for the same period, before accounting for fees and expenses. In general, when Underlying Security volatility is higher, the impact of compounding and daily rebalancing will be more pronounced and a Fund's multi-day results will tend to be less than 2x the Underlying Security's return for the same period; when volatility is lower, multi-day results may be closer to or greater than 2x. If an Underlying Security is flat over time, the applicable Fund will likely lose value due to the effects of daily resetting, compounding, financing costs, and expenses. An investor could lose the full principal value of an investment in a Fund within a single day. Deviations can occur over periods as short as one day when measured intraday rather than NAV to NAV.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%
Consumables and Recurring Revenue Dependence Risk.
A portion of the issuer's revenue is derived from sales of precision blades, grinding wheels, polishing films, and other consumable materials used in semiconductor processing. Demand for these consumables depends on semiconductor production volumes and equipment utilization rates. Reductions in wafer production, fab utilization, or device output may decrease demand for consumables, which could materially adversely affect recurring revenue streams and operating results and negatively impact the value of the Underlying Security.
Correlation Risk.
Each Fund seeks approximately 2x the daily performance of its Underlying Security, before fees and expenses, but may not achieve its 2x Daily Objective. Fees and expenses; transaction and financing costs; the use, pricing, and liquidity of derivatives; market volatility or disruptions (including trading halts); corporate actions or changes affecting an Underlying Security; and limits on, or timing differences in, rebalancing may cause a Fund's performance to deviate from 2x the Underlying Security's daily return.
Counterparty Risk.
Each Fund expects to obtain exposure to its Underlying Security primarily through derivatives, including swaps and futures. Each Fund is exposed to the risk that a derivatives counterparty or a clearinghouse or futures commission merchant will be unwilling or unable to honor its obligations. A Fund could lose margin or collateral it has posted, experience delays in recovery, or recover less than the full amount owed. Concentration of clearing services among a small number of firms and clearinghouses may increase this risk. Contractual provisions or resolution regimes could delay, limit, or eliminate a Fund's ability to exercise remedies.
Customer Concentration Risk.
Certain issuers derive a substantial portion of revenue from a limited number of customers, which may include semiconductor manufacturers, foundries, outsourced assembly and test providers, device manufacturers, cloud service providers, original equipment manufacturers, or large industrial and technology customers. As a result, these issuers may be highly dependent on the purchasing decisions, production plans, capital expenditure budgets, technology roadmaps, inventory strategies, or financial condition of a relatively small customer base. The loss of, or reduction in purchases by, one or more significant customers, delays in customer product launches or fabrication projects, changes in procurement strategies, shifts to competing suppliers, reductions in capital investment, or financial distress of major customers could materially adversely affect revenues, margins, operating results, and growth prospects. Customer concentration may also increase volatility in order patterns, backlog levels, and revenue recognition, particularly where a small number of customers account for a substantial percentage of sales. Because each Fund seeks leveraged exposure to a single issuer, adverse developments affecting key customer relationships or demand from major customers may result in amplified declines in the Fund's net asset value and market price.
Customer Financing and Credit Risk.
Demand for vehicles often depends on the availability of consumer financing. Tightening credit conditions, rising interest rates, or deterioration in consumer credit quality could reduce vehicle sales volumes. In addition, the issuer's financing operations may be exposed to credit losses if borrowers default.
Derivatives Risk.
Each Fund may use derivatives such as total return swaps, futures contracts, options, and similar instruments to pursue its 2x daily objective. Derivatives can be volatile and may involve risks different from, and sometimes greater than, investing directly in the securities comprising an Underlying Security. Such risks include leverage, imperfect correlation with the Underlying Security, pricing and liquidity constraints, valuation complexity, and the potential that the cost to maintain a position exceeds its return. Limited initial margin may magnify losses, potentially beyond the amounts initially invested in the instrument.
Electric Vehicle Transition Risk.
The issuer's long-term growth strategy depends in part on the global transition toward electric vehicles ("EVs") and electrified mobility. This transition requires significant investment in battery technology, platform development, supply chains, and manufacturing capacity. If adoption of EVs occurs more slowly than anticipated, if charging infrastructure deployment lags, or if competing manufacturers introduce superior or lower-cost technologies, demand for the issuer's electrified vehicle offerings could decline, which could adversely affect revenues, margins, and market share.
End-Market Demand Sensitivity Risk.
Certain issuers' revenues depend on demand in specific end markets such as smartphones, consumer electronics, infrastructure, automotive, or AI computing. Weakness in these markets may materially adversely affect financial performance.
ETF Risks.
Each Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.
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Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk.
Each Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.
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Costs of Buying or Selling Shares.
Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.
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Shares May Trade at Prices Other Than NAV.
As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.
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Trading.
Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.
Export Controls and Trade Policy Risk.
Through its exposure to the Underlying Security, the Fund is exposed to risks arising from international trade policies, export controls, sanctions regimes, tariffs, and geopolitical developments. Issuers may be affected by restrictions on the export, sale, or licensing of semiconductors, semiconductor manufacturing equipment, electronic components, or related technologies to certain countries, customers, or end uses, as well as changes in licensing requirements, sanctions programs, or trade regulations. Such measures could limit access to key markets, restrict customer relationships, disrupt supply chains, increase compliance costs, or reduce revenues. Geopolitical tensions or trade disputes may further increase market volatility, input costs, or operational uncertainty. Because the Fund seeks leveraged exposure to a single issuer, adverse developments affecting the Underlying Security may result in proportionally larger declines in the Fund's net asset value and market price.
Fabless Semiconductor Model Risk.
The issuer operates as a fabless semiconductor company and relies on third-party foundries, primarily advanced-node manufacturers, to fabricate its chips. Its ability to meet customer demand depends on the capacity, performance, pricing, and yield of these external manufacturing partners. Constraints in foundry capacity, production disruptions, allocation changes, or pricing increases could limit supply of the issuer's products, increase costs, delay deliveries, or reduce margins, which could materially adversely affect the issuer's financial condition and the value of the Underlying Security. Because the Fund seeks daily leveraged investment results, such adverse developments may result in amplified losses and increased volatility in the Fund's net asset value and market price.
Financing, Margin, and Interest Rate Risk.
Each Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require a Fund to hold significant amounts of cash and short-term instruments. Increases in margin requirements or collateral demands from counterparties or clearinghouses may require a Fund to sell assets at unfavorable times or reduce leveraged exposure, which could adversely affect performance. Rising interest rates may increase a Fund's financing costs, reduce the return on cash and short-term instruments, and adversely affect equity market valuations.
Foreign Issuer Governance and Shareholder Rights Risk.
Corporate governance standards, shareholder protections, disclosure requirements, and regulatory oversight applicable to foreign issuers may differ from those in the United States. Foreign issuers may have controlling shareholders, concentrated ownership structures, or different fiduciary standards that could affect minority shareholders. Legal remedies available to investors may be more limited, and it may be difficult to obtain or enforce judgments against foreign issuers. These factors could adversely affect the value of the Underlying Security and, because the Fund provides leveraged exposure, may result in amplified declines in the Fund's net asset value and market price.
Foreign Securities and Currency Risk.
The Underlying Security is issued by a non-U.S. company and is traded on a foreign securities exchange. Foreign securities involve risks not typically associated with U.S. securities, including differences in accounting, auditing, financial reporting, disclosure standards, and regulatory oversight; less liquid and more volatile markets; political, economic, or social instability; and foreign currency fluctuations. Foreign markets may impose trading restrictions, capital controls, or other limitations that could affect the Fund's ability to obtain exposure or close positions. Legal remedies available to investors may be more limited in foreign jurisdictions, and enforcement of judgments may be difficult. Settlement, custody, and clearance practices may differ from those in U.S. markets and may be less developed, which could increase operational or counterparty risks. Government authorities may intervene in financial markets through regulation, trading suspensions, market closures, or other actions that could adversely affect the value or liquidity of the Underlying Security. Because the Underlying Security may be denominated in foreign currencies, the Fund is indirectly exposed to currency risk. Changes in currency exchange rates may reduce returns or increase losses. Even if the underlying security gains value in its local currency, the Fund's return may be reduced if the U.S. dollar strengthens relative to that currency. The Fund does not expect to systematically hedge foreign currency exposure.
Gap and Overnight Market Risk.
The Fund is exposed to gap and overnight market risk through its exposure to the Underlying Security. The Underlying Security may trade on an exchange with trading hours that differ from those of the exchange on which the Fund's shares trade. As a result, the price of the Underlying Security may change significantly when the Fund's shares are not trading, including due to news or market events, causing the Underlying Security to open at prices that differ materially from prior closing prices. Because the Fund seeks daily leveraged exposure, such price gaps may result in significant losses, increased volatility, reduced liquidity, and a greater likelihood that shares trade at a premium or discount to NAV.
Global Demand Sensitivity Risk.
The financial performance of issuers may depend on global demand for their products and services across key end markets. Demand may be affected by macroeconomic conditions, consumer confidence, enterprise spending, supply chain conditions, and regional economic developments. Weakness in global demand or declines in key end markets such as mobile devices, personal computers, data centers, automotive electronics, or consumer electronics may adversely affect revenues and profitability. Because each Fund seeks leveraged exposure to a single issuer, declines in demand affecting that issuer's products or markets may result in amplified losses in the Fund.
Global Equity Market Risk.
The Fund is exposed to global equity market risk through its exposure to the Underlying Security. Equity securities may decline in value due to issuer-specific factors or broad market and economic conditions. Global equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, earnings trends, political events, trade disputes, pandemics, natural disasters, and other factors. Because the Fund provides leveraged exposure, declines in global equity markets may result in proportionally larger declines in the Fund's net asset value.
Indirect Investment Risk.
Each Unaffiliated Underlying Security is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider any Fund in taking any corporate actions that might affect the value of Shares. Investors in Shares will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to shares of an Underlying Security. The Funds have no control over the Underlying Securities and rely solely on publicly available information about the Underlying Securities.
Information & Corporate Action Risk.
Information regarding the Underlying Security may be less timely, less complete, or subject to different accounting and reporting standards than information for U.S. issuers. Corporate actions, including dividends, stock splits, mergers, regulatory interventions, or trading suspensions, may occur with limited advance notice and may affect the Fund's ability to maintain its targeted exposure.
Inspection and Metrology Equipment Demand Risk.
Issuers that manufacture semiconductor inspection, metrology, or precision processing equipment depend significantly on capital expenditures by semiconductor manufacturers. Demand for such equipment is highly cyclical and is influenced by semiconductor supply-demand conditions, device pricing trends, technology node transitions, yield improvement initiatives, and global economic conditions. During periods of reduced semiconductor capital spending, fabrication delays, or inventory corrections, semiconductor manufacturers may postpone, reduce, or cancel equipment purchases, which could materially adversely affect the issuers' revenues, margins, and operating results. Because each Fund seeks leveraged exposure to a single issuer, adverse developments affecting demand for inspection or precision processing equipment may result in amplified declines in the Fund's net asset value and market price.
Japan Market Risk.
The Underlying Security is listed on the Tokyo Stock Exchange ("TSE"). The Japanese securities market may be more volatile and less liquid than U.S. markets and may be affected by changes in government policy, trade conditions, currency fluctuations, regional economic developments, and global market conditions. Japan's economy is heavily dependent on international trade and exports, which may make it particularly sensitive to changes in global demand, supply chain disruptions, commodity price fluctuations, and economic conditions in major trading partners. Market structure, trading hours, settlement practices, and regulatory oversight in Japan differ from those in the United States and may affect the Fund's ability to obtain exposure, maintain exposure, or rebalance exposure efficiently or at expected prices. In addition, Japanese authorities may intervene in financial markets, including through monetary policy actions, currency market intervention, regulatory measures, trading restrictions, or market closures, which could adversely affect liquidity, valuation, or the value of the Underlying Security.
Joint Venture Manufacturing Risk
. The issuer relies on strategic joint venture arrangements for a significant portion of its semiconductor manufacturing capacity. Disputes, operational disruptions, financial difficulties, or strategic disagreements with joint venture partners could impair production, delay technology transitions, increase costs, or reduce output, which could adversely affect the issuer's business and the value of the Underlying Security.
Leverage Risk.
By design, each Fund uses leverage to target 2x the daily performance of its Underlying Security. Leverage magnifies both gains and losses. As a result, small changes in an Underlying Security may produce larger changes in a Fund's NAV, and losses may be substantial. Leverage also increases the sensitivity of each Fund to financing costs, market volatility, and liquidity conditions. In adverse market conditions, a Fund may be required to reduce exposure rapidly or may be unable to maintain its targeted leverage.
Manufacturing and Operational Execution Risk.
Through its exposure to the Underlying Security, the Fund is exposed to supply chain, manufacturing, and operational execution risks. Issuers may face constraints from limited suppliers, long lead times, quality-control issues, labor availability, and capacity limitations. Execution challenges can lead to delays, cost overruns, warranty claims, recalls, or lost market share, and operational disruptions can reduce revenue and cash flow. Because the Fund provides leveraged exposure, adverse developments affecting the Underlying Security may result in proportionally larger declines in the Fund's NAV and market price.
Memory Semiconductor Pricing and Cycle Risk.
Certain issuers derive a substantial portion of revenue and profitability from memory semiconductor products, including DRAM and NAND flash. Prices for memory products are highly cyclical and may fluctuate significantly due to changes in supply and demand, industry capacity expansion, inventory levels, technological transitions, and macroeconomic conditions. Periods of oversupply, declining memory prices, or reduced end-market demand may materially adversely affect revenues, margins, and earnings of such issuers. In addition, certain issuers may depend on capital expenditures by memory semiconductor manufacturers, which are also cyclical and may decline during industry downturns, pricing corrections, or periods of reduced fab utilization, reducing demand for such issuers' products. Because each Fund seeks leveraged exposure to a single issuer, adverse pricing cycles or downturns in memory semiconductor markets may result in amplified declines in the Fund's net asset value and market price.
Multi-Segment Business Risk.
The issuer of the Underlying Security operates across multiple business segments, including semiconductor solutions, mobile communications, consumer electronics, and display technologies. Financial performance may be affected by changes in demand, pricing pressure, technological developments, product launch cycles, or competitive dynamics within any of these segments. Weakness in one or more key segments may adversely affect overall revenues, profitability, and operating results. Because the Fund provides leveraged exposure to a single issuer, adverse developments affecting one or more segments may result in amplified volatility and losses in the Fund.
Netherlands Market Risk.
The Underlying Security is listed on Euronext Amsterdam. Securities markets in the Netherlands may be more volatile and less liquid than U.S. markets and may be affected by changes in government policy, trade conditions, currency fluctuations, regional economic developments, and global market conditions. The Dutch economy is highly dependent on international trade, financial services, and cross-border commerce, which may make it particularly sensitive to changes in global demand, supply chain disruptions, commodity price fluctuations, interest rate movements, and economic conditions in major trading partners. Market structure, trading hours, settlement practices, and regulatory oversight in the Netherlands differ from those in the United States and may affect the Fund's ability to obtain exposure, maintain exposure, or rebalance exposure efficiently or at expected prices. In addition, European Union or Dutch authorities may intervene in financial markets through regulatory actions, monetary or fiscal policy measures, trading restrictions, or market closures, which could adversely affect liquidity, valuation, or the value of the Underlying Security.
New Adviser Risk.
The Adviser is a newly registered investment adviser and has limited operating history. There can be no assurance that the Adviser will be successful in implementing a Fund's investment strategy or managing a Fund, including with respect to the Funds' use of derivatives and daily rebalancing.
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.
New Fund Risk.
Each Fund is newly organized and has limited operating history. As a new fund, a Fund may not attract sufficient assets to achieve and maintain an economically viable size, and it may be more likely to liquidate than a fund with a longer operating history and larger asset base. Liquidation may occur at a time that is disadvantageous to shareholders.
Non-Diversified Fund Risk.
Each Fund is non-diversified, which means it may invest a larger percentage of its assets in the securities of a smaller number of issuers or obtain exposure through a smaller number of counterparties than a diversified fund. As a result, a Fund may be more susceptible to a single economic, market, political, or regulatory occurrence, or to a decline in the financial condition of an issuer or counterparty, and such an event may have a disproportionately negative impact on the Fund.
Power Electronics Demand and End-Market Exposure Risk.
The issuer derives a significant portion of its revenue from power electronics, energy infrastructure, and electronic components used in industrial, data center, automotive, telecommunications, and renewable energy applications. Demand for such products is cyclical and depends on capital expenditures, infrastructure investment, electrification trends, government policy, and global economic conditions. Reductions or delays in capital spending, infrastructure projects, or technology adoption may reduce demand for the issuer's products and adversely affect revenues, margins, and operating results. Because the Fund seeks daily leveraged investment results, such developments may result in amplified losses and increased volatility in the Fund's net asset value and market price.
Product Line Concentration Risk.
Certain issuers depend heavily on a limited number of products, technologies, or equipment platforms. Adverse developments affecting those offerings, including demand declines, pricing pressure, technological obsolescence, or competitive displacement, could materially adversely affect revenues, margins, and financial performance. Funds providing leveraged exposure to such issuers may experience magnified volatility and losses.
Regulatory, Legal, and Tax Risk.
Through its exposure to the Underlying Security, the Fund is exposed to regulatory, legal, and tax risks. Changes in laws, regulations, or regulatory interpretations may affect issuers reflected in the Underlying Security and may affect the Fund's operations. Regulatory and legal risks may include increased compliance costs, limits on business practices, licensing requirements, enforcement actions, litigation, and changes in taxation. Regulatory outcomes may be uncertain and may differ across jurisdictions. Because the Fund provides leveraged exposure, adverse regulatory or legal developments affecting the Underlying Security may result in proportionally larger declines in the Fund's NAV and market price.
Semiconductor Industry Cyclicality, Capital Spending, and Volatility Risk.
The semiconductor industry is highly cyclical and characterized by rapid technological change, short product life cycles, significant capital investment requirements, and frequent supply-demand imbalances. Certain issuers derive a substantial portion of their revenue from semiconductor manufacturers whose purchasing decisions depend on capital expenditure budgets, production volumes, technology transitions, and fabrication expansion plans. Capital spending by semiconductor manufacturers is highly cyclical and may fluctuate significantly in response to semiconductor pricing trends, device demand, inventory levels, technology roadmaps, financing conditions, and global economic developments. During industry downturns or periods of reduced capital investment, semiconductor manufacturers may delay, scale back, or cancel equipment purchases, testing system deployments, inspection tool orders, consumables usage, or fabrication projects, which could materially adversely affect revenues, margins, and operating results of such issuers. Periods of excess capacity, inventory corrections, pricing pressure, or reduced demand from end markets such as data centers, personal computers, mobile devices, and consumer electronics may cause significant fluctuations in the price of the Underlying Security. Because each Fund provides leveraged exposure to a single issuer, adverse developments affecting semiconductor manufacturer investment activity or industry cyclicality may result in amplified losses and increased volatility in the Fund's net asset value and market price.
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.
South Korea Market Risk.
The Underlying Security is listed on the Korea Exchange ("KRX"). The South Korean securities market may be significantly more volatile and less liquid than U.S. markets and may be affected by changes in government policy, geopolitical tensions on the Korean peninsula, trade disputes, currency fluctuations, regional economic conditions, and global market developments. South Korea's economy is highly dependent on exports and international trade, which may make it particularly sensitive to changes in global demand, supply chain disruptions, commodity price movements, and economic conditions in major trading partners. Market structure, trading hours, settlement practices, clearing systems, and regulatory oversight in South Korea differ from those in the United States and may affect the Fund's ability to obtain exposure, maintain, or rebalance exposure efficiently or at expected prices. In addition, government authorities may intervene in financial markets through regulatory actions, trading restrictions, capital controls, or market closures, which could adversely affect liquidity, valuation, or the value of the Underlying Security. Relations between South Korea and North Korea remain tense, and military, political, or diplomatic developments on the Korean peninsula could have a significant adverse effect on South Korea's economy, financial markets, and the price of the Underlying Security.
Supply Chain, Geopolitical, and Cross-Border Operations Risk.
The issuers of the Underlying Securities operate in industries that depend on complex global supply chains, international manufacturing networks, cross-border sourcing of components, and sales into multiple geographic markets. Their operations and financial performance may be affected by geopolitical developments, trade disputes, tariffs, sanctions, export controls, regulatory restrictions, or regional political or economic conditions affecting suppliers, customers, logistics providers, or manufacturing partners. Disruptions in the availability of raw materials, semiconductor components, precision equipment, energy, or transportation infrastructure may increase costs, delay production, reduce demand, or impair operational efficiency. In addition, changes in government policies, trade relations, or regional stability may affect market access, production locations, or customer purchasing decisions. Because each Fund provides leveraged exposure to a single issuer, adverse developments affecting an issuer's supply chain, production network, or global operating environment may result in amplified volatility and losses in the Fund's net asset value and market price.
Taiwan Market Risk.
The Underlying Security is listed on the Taiwan Stock Exchange. Securities markets in Taiwan may be more volatile and less liquid than U.S. markets and may be affected by changes in government policy, trade conditions, currency fluctuations, regional economic developments, and global market conditions. Taiwan's economy is highly dependent on international trade, technology exports, and cross-border supply chains, which may make it particularly sensitive to changes in global demand, semiconductor industry cycles, geopolitical developments, supply chain disruptions, commodity price fluctuations, interest rate movements, and economic conditions in major trading partners, including the United States and China. Market structure, trading hours, settlement practices, and regulatory oversight in Taiwan differ from those in the United States and may affect the Fund's ability to obtain exposure, maintain exposure, or rebalance exposure efficiently or at expected prices. In addition, Taiwanese authorities may intervene in financial markets through regulatory actions, currency controls, trading restrictions, capital controls, market stabilization measures, or market closures, which could adversely affect liquidity, valuation, or the value of the Underlying Security.
Technology Development, Innovation, and Competitive Execution Risk.
Issuers in the semiconductor and technology industries operate in highly competitive markets characterized by rapid technological change, evolving industry standards, short product cycles, and significant research and development requirements. The success of an issuer may depend on its ability to develop, manufacture, and commercialize advanced technologies, introduce new products, improve manufacturing processes, maintain cost competitiveness, and respond to changing customer requirements and technological trends. Competitors may introduce superior technologies, achieve lower production costs, or obtain technological advantages that reduce the competitiveness of an issuer's products. Technology transitions, including migrations to new process nodes, device architectures, packaging platforms, manufacturing techniques, or system designs, are complex, capital-intensive, and subject to significant execution risk. Such risks may include engineering challenges, yield shortfalls, performance limitations, manufacturing defects, design flaws, supply constraints, software integration issues, delays in product development, or failures to achieve expected performance or cost targets. In addition, certain issuers may depend on semiconductor manufacturers' adoption of new technologies or capital investment cycles, and delays, reductions, or changes in such adoption or investment may reduce demand for those issuers' products. Rapid innovation cycles, increasing device complexity, evolving customer specifications, and the introduction of alternative technologies may shorten product life cycles or render existing technologies obsolete. Failure to anticipate technological trends, successfully commercialize new platforms, or compete effectively may reduce revenues, margins, or market share. These developments could materially adversely affect the market value of the Underlying Security and, because each Fund seeks leveraged exposure, may result in amplified losses and increased volatility in a Fund's net asset value and market price.
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.
Trading Hours Risk.
The Fund is exposed to trading hours risk through its exposure to the Underlying Security. The Underlying Security trades during hours when U.S. markets are closed. As a result, the Fund's NAV may be based on prices that are stale or reflect information that differs from the information available during U.S. trading hours. This may increase the likelihood that the Fund's shares trade at a premium or discount to NAV.
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.
Valuation and Fair Value Pricing Risk.
The Fund's investments may be valued using market quotations, pricing services, or--when market prices are not readily available or are deemed unreliable--fair valuation methodologies approved by the Trust. The Fund's Underlying Security trades primarily on a foreign market that may be closed when the Fund's shares trade on the Exchange. As a result, the Fund may use prices that are stale or otherwise not reflective of current market conditions, and the value of the Fund's derivatives may move materially while the foreign market is closed. Fair valuation determinations involve judgment, and the Fund's fair values may differ from values that would be realized upon sale, particularly during periods of market stress, trading halts, or local-market disruptions. These valuation effects can contribute to wider premiums or discounts to NAV and increased volatility of the Fund's market price.
Illiquid Investments and Restricted Securities
Under Rule 22e-4, the Fund may not acquire any illiquid investment if, immediately after purchase, more than 15% of its net assets would be invested in illiquid investments that are assets. An "illiquid investment" is one the Fund reasonably expects it cannot sell or dispose of, under current market conditions, within seven calendar days without materially affecting the investment's market value. The Fund maintains a liquidity risk management program and procedures to identify illiquid investments pursuant to Rule 22e-4. The 15% limit is observed on an ongoing basis. If the Fund's holdings of illiquid investments exceed 15% of net assets because of market activity, liquidity changes, or other factors, the Fund will report the occurrence to the Board and will make determinations and take steps, consistent with Rule 22e-4 and Board-approved procedures, to reduce illiquid investments to or below 15% of net assets within a reasonable period.
The Fund may purchase restricted securities that may be resold to institutional investors and that, under the Fund's liquidity program, may be determined not to be illiquid. Many such securities trade in the institutional market under Rule 144A of the Securities Act and are referred to as Rule 144A securities.
Illiquid investments generally involve more risk than comparable, readily marketable securities. They may trade at a discount, may be harder to sell at a fair price or in a timely manner, and may prevent the Fund from taking advantage of market opportunities. Risks are most acute when the Fund needs cash (for example, during periods of net redemptions), potentially necessitating borrowing or sales at unfavorable prices.
Illiquid investments are often privately placed and may not be listed or traded on established markets. They may not be freely transferable under applicable law or due to contractual resale restrictions. If privately placed securities can only be sold through private negotiations, the realized price may be below the Fund's purchase price or below fair value. Issuers that are not public may be subject to less stringent disclosure and investor-protection requirements. If registration is required before resale, the Fund may bear those costs. Private placements may involve smaller, less seasoned issuers with limited product lines, markets, financial resources, or management depth, and the Fund may receive material non-public information that can restrict trading.
Investment Company Securities
The Fund may invest in other investment companies, including money market funds and ETFs, subject to Section 12(d)(1) of the 1940 Act and related rules. Investing through another pooled vehicle exposes the Fund to that vehicle's risks. Fund shareholders will indirectly bear their proportionate share of the acquired fund's fees and expenses (including advisory fees), in addition to fees and expenses the Fund bears directly.
Under Section 12(d)(1), immediately after purchase the Fund may not: (1) own more than 3% of the acquired company's outstanding voting stock; (2) invest in the acquired company's securities with an aggregate value exceeding 5% of the Fund's total assets; or (3) invest in the securities of the acquired company and all other investment companies in excess of 10% of the Fund's total assets. To the extent permitted by law or regulation, the Fund may invest in money market funds beyond these limits.
Registered funds may invest in other investment companies beyond Section 12(d)(1) limits if certain conditions are met. The Fund may rely on Rule 12d1-4, which provides an exemption allowing investments in other registered funds, including ETFs, subject to conditions (for example, the Fund and its advisory group may not control, individually or in the aggregate, an acquired fund, generally meaning ownership of no more than 25% of the voting securities of a registered open-end fund).
The Fund may also rely on Section 12(d)(1)(F) and Rule 12d1-3, which provide an exemption permitting investment in other registered funds (including ETFs) if, among other conditions: (1) the Fund, together with its affiliates, acquires no more than 3% of the outstanding voting stock of any acquired fund; and (2) sales loads on Shares do not exceed FINRA Rule 2830 limits.
The Fund may invest in exchange-traded funds to obtain exposure to its Underlying Security or to securities or instruments correlated with the Underlying Security, including for cash equitization, to facilitate daily rebalancing, or during portfolio transitions. Such use may increase tracking error and costs relative to holding derivatives or the Underlying Security directly.
Money Market Funds
The Fund may invest in underlying money market funds that seek to maintain a stable $1 NAV ("stable NAV" funds) or whose share prices fluctuate ("variable NAV" funds). Investments in stable NAV funds can still lose value. Variable NAV funds can be worth more or less than the Fund paid when sold. Neither type is designed to provide capital appreciation. Money market funds may impose liquidity fees or temporarily suspend redemptions if liquidity falls below required thresholds. Shares of money market funds are not insured or guaranteed by the U.S. government or any government agency, and there is no assurance that a money market fund will maintain a stable price.
Other Short-Term Instruments
For liquidity or other purposes, the Fund may hold short-term instruments on an ongoing basis, including but not limited to: (1) shares of money market funds; (2) obligations of the U.S. government, its agencies, or instrumentalities (including government-sponsored enterprises); (3) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits, and other obligations of U.S. and non-U.S. banks (including foreign branches) and any similar institutions; (4) commercial paper rated Prime-1 by Moody's Investors Service or A-1 by S&P Global Ratings, or of comparable quality if unrated as determined by the Adviser; (5) non-convertible corporate debt with remaining maturities of 397 days or less that meets Rule 2a-7 rating criteria; and (6) short-term, U.S. dollar-denominated obligations of non-U.S. banks (including their U.S. branches) that, in the Adviser's opinion, are of comparable quality to eligible U.S. bank obligations. Such instruments may be purchased on a current or forward-settled basis. Time deposits are non-negotiable bank deposits for a stated period and rate. Bankers' acceptances are time drafts drawn on banks, typically in international trade.
Forward-settling short-term instruments that do not settle within 35 days, or that otherwise use a non-standard settlement cycle, may be treated as derivatives under Rule 18f-4.
Securities Lending
If approved by the Board, the Fund may lend portfolio securities to qualified borrowers. Borrowers must provide collateral at least equal to the current value of the loaned securities and maintain such collateral while the loan is outstanding. The Fund may recall a securities loan at any time and recall the securities. The Fund will receive the value of any interest or cash/non-cash distributions on loaned securities; substitute payments in lieu of dividends generally do not qualify as qualified dividend income.
For cash-collateralized loans, the borrower typically receives a fee based on the cash collateral; the Fund seeks to earn more on reinvested cash collateral than it pays to the borrower. For non-cash collateral, the borrower pays the Fund a fee based on the value of securities on loan. Cash collateral may be reinvested in short-term instruments, either directly or through joint accounts or money market funds, which may be managed by the Adviser.
The Fund may share a portion of lending income with borrowers as described above and with one or more lending agents approved by the Board. Lending agents administer the program under Board-approved guidelines, including delivering and recalling securities, obtaining and maintaining collateral, monitoring collateral and loan values daily, requesting collateral adjustments, and providing recordkeeping and accounting.
While securities are on loan, the Fund generally does not have the right to vote those securities. The Fund may recall securities on loan in order to vote if the Adviser determines that a particular vote is expected to have a material effect on the Fund and that recalling the securities is in the best interests of shareholders.
Securities lending involves risks, including operational risk (settlement or accounting issues), "gap" risk (a mismatch between returns on collateral reinvestment and fees owed to the borrower), and credit, legal, counterparty, and market risks. If a borrower fails to return securities, the Fund could incur a loss if collateral liquidation proceeds do not at least equal the value of the loaned securities plus costs to purchase replacements.
Tax Risks
You should consider the tax treatment of an investment in Shares. The tax information in the Prospectus and this SAI is general in nature. Consult your tax adviser about the federal, state, local, and non-U.S. tax consequences of investing in Shares.
Unless Shares are held through a tax-deferred or other tax-advantaged account (such as an individual retirement account), you should consider potential tax consequences when the Fund makes distributions or when you sell Shares.
Use of derivatives and short-term instruments may affect the timing, amount, and character of the Fund's income and gains. Certain derivatives may be subject to special tax rules (including, without limitation, the mark-to-market rules for section 1256 contracts, the straddle rules, and wash sale rules). These rules can cause income to be recognized without a corresponding receipt of cash, can accelerate or defer recognition of income or loss, and can convert long-term capital gains into short-term capital gains. The Fund intends to monitor its investments and to structure its activities to qualify each taxable year as a regulated investment company under Subchapter M of the Internal Revenue Code.
Temporary Defensive Strategies
Under normal market conditions, the Funds seek to remain fully invested in accordance with their principal strategies. In adverse market, economic, political, or other conditions, a Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, such as U.S. government obligations, investment-grade debt, and other money market instruments. Taking a defensive position may prevent the Fund from achieving its investment objective. During any such defensive period, a Fund will not seek to achieve a daily 2x return and may hold a substantial portion of its assets in cash or cash equivalents.
INVESTMENT RESTRICTIONS
The Trust has adopted the following investment restrictions as fundamental policies with respect to each Fund. These restrictions cannot be changed for a Fund without the approval of the holders of a majority of the Fund's outstanding voting securities. For purposes of the 1940 Act, a "majority of the outstanding voting securities" means the lesser of: (1) 67% or more of the voting securities present (if holders of more than 50% of the outstanding voting securities are present or represented by proxy); or (2) more than 50% of the outstanding voting securities of the Fund.
Except with the approval of a majority of the outstanding voting securities, a Fund may not:
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Borrow money or issue senior securities, as that term is defined in the 1940 Act, except to the extent permitted by the 1940 Act.
•

Make loans, except to the extent permitted under the 1940 Act.
•

Purchase or sell real estate, except when obtained through ownership of securities or other instruments and only to the extent allowed by the 1940 Act. This does not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts ("REITs"), or securities of companies engaged in the real estate business.
•

Purchase or sell commodities, except when exposure arises incidentally through other instruments and only as permitted by the 1940 Act. This does not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.
•

Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act.
•

Concentrate its investments (that is, invest more than 25% of total assets) in any one industry or group of related industries, except that each Fund shall concentrate its investments in the industry assigned to the issuer of its respective Underlying Security. For this test, U.S. government securities (and agencies/instrumentalities), repurchase agreements backed by U.S. government securities, investment companies, and municipal securities are not treated as belonging to any industry.
In determining compliance with its concentration policy, each Fund will treat exposure obtained through derivatives referencing its Underlying Security as exposure to the industry or industries of the issuer of that Underlying Security. The Fund does not intend to rely on "look-through" treatment to investment companies except to the limited extent it may invest in such instruments for collateral, liquidity, or cash management purposes.
For purposes of applying the concentration policy, the Fund may classify issuers by industry using any reasonable industry classification system, including SIC, NAICS, GICS, ICB, or a classification system developed by the Adviser. For derivatives referencing an Underlying Security, the Fund will generally assign industry exposure based on the classification of the issuer of the Underlying Security.
For each Fund, exposure obtained through derivatives referencing its respective Underlying Security will generally be treated as exposure to the industry or industries of the issuer of that Underlying Security, typically in proportion to the notional exposure of such derivatives.
If a percentage limitation is satisfied at the time of investment or contract, a subsequent increase or decrease resulting from any change in value or in total or net assets will not, by itself, result in a violation of such restriction, except that the percentage limits on borrowing and on illiquid investments are monitored on a continuous basis.
EXCHANGE LISTING AND TRADING
Shares are listed for trading and trade throughout the day on the Exchange.
The Exchange may halt trading in the Shares for reasons that, in the judgment of the Exchange, make trading inadvisable, including without limitation extraordinary market volatility; trading halts in securities, instruments, or financial indexes underlying the Fund's portfolio; or the unavailability of key information such as an intraday indicative value.
There can be no assurance that the Fund will continue to meet the Exchange's requirements necessary to maintain the listing of Shares. The Exchange may, but is not required to, remove Shares of the Fund from listing under any of the following circumstances: (1) the Exchange becomes aware that the Fund is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act; (2) the Fund no longer complies with the Exchange's requirements for Shares; or (3) such other event or condition exists that, in the opinion of the Exchange, makes continued listing imprudent. The Exchange will also delist the Shares upon the Fund's termination.
The Trust reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any such changes would be implemented via stock splits or reverse stock splits.
MANAGEMENT OF THE TRUST
Board Responsibilities.
The Board oversees the management and operations of the Trust. As with other mutual funds and ETFs, the day-to-day management and operations of the Trust are carried out by service providers to the Trust, including the Adviser, the Distributor, the Administrator, the Custodian, and the Transfer Agent, each of which is discussed elsewhere in this SAI. The Board has appointed certain senior personnel of the Administrator as officers of the Trust, with responsibility to monitor the Trust's operations and report to the Board. In carrying out its oversight, the Board receives regular reports from these officers and from the Trust's service providers. For example, the Treasurer reports on financial reporting matters and the President reports on operational matters. In addition, the Adviser provides regular reports regarding the investment strategy and performance of the Funds. The Board has appointed a Chief Compliance Officer who administers the Trust's compliance program and reports regularly to the Board on compliance matters. These reports are provided as part of formal Board meetings, typically held quarterly and often in person, during which the Board reviews recent operations. Between formal meetings, members of the Board may also meet with management in less formal settings to discuss Trust matters. The role of the Board, and of each Trustee, is one of oversight rather than day-to-day management; this oversight role does not make the Board a guarantor of the Trust's investments, operations, or activities.
As part of its oversight function, the Board receives and reviews a variety of different risk management reports and discusses risk matters with appropriate management and other personnel. Because risk management encompasses many elements (for example, investment risk, issuer and counterparty risk, compliance risk, operational and business continuity risks), oversight of different categories of risk is handled in different ways. The Board meets regularly with the Chief Compliance Officer to discuss compliance and operational risks, and the Audit Committee meets with the Trust's independent registered public accounting firm regarding, among other things, the internal control structure of the Trust's financial reporting function.
The full Board also receives reports from the Adviser regarding the Funds' investment risks. From time to time, the Board receives additional reports from the Administrator and the Adviser regarding enterprise risk management.
The Board recognizes that not all risks that may affect the Funds can be identified or quantified; that it may not be practical or cost-effective to eliminate or mitigate certain risks; that certain risks (such as investment risk) may be necessary to achieve the Funds' goals; and that the processes and controls used to address risks have inherent limitations. Moreover, the risk reports provided to the Board are typically summaries. Most of the Funds' investment management and business affairs are conducted by or through the Adviser and other service providers, each operating under its own risk management policies and practices, which may differ from those of the Trust or from one another in priorities, resources, and control effectiveness. For these and other reasons, the Board's ability to monitor and manage risk, as a practical matter, has limitations.
Members of the Board.
The Board is composed of five members, three of whom are not "interested persons" of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"). Nicolas S. Laqua serves as Chair of the Board and is an interested person of the Trust. The Board includes a majority (60%) of Independent Trustees.
The Board believes its current leadership structure is appropriate for the Trust. A Lead Independent Trustee acts as the primary liaison between the Independent Trustees and management; Conor M. Murray currently serves as Lead Independent Trustee. The Board further believes this structure supports effective oversight and facilitates the efficient flow of information from Fund management to the Independent Trustees.
Additional information about each Trustee appears below. Unless otherwise noted, the address of each Trustee is c/o Corgi ETF Trust I, 425 Bush St, Suite 500, San Francisco, CA 94104.
Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served (1)	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Principal Occupation(s) During Past 5 Years
Independent Trustees (3)

Conor M. Murray (Born: 1983)	Lead Independent Trustee	Indefinite term; since 2025	146	Co-founder and Chief Executive Officer, OpenInvest (a J.P. Morgan company) (2015 to present).

Bryant C. Lee (Born: 1984)	Trustee	Indefinite term; since 2025	146
Chief Executive Officer and Co-founder, Vaero (Nov. 2022 to present); Co-founder and Strategic Advisor, Cognition IP (Sep. 2020 to Oct. 2022); Chief Executive Officer, Cognition IP (Jan. 2018 to Aug. 2020).

Jennifer X. Benson (Born: 1998)	Trustee	Indefinite term; since 2025	146	Partner, Leonis Capital (2022 to present); Researcher, OpenAI (2021 to 2022); Researcher, Epoch AI (2021); Research Fellow, Future of Humanity Institute, University of Oxford (2020).

Interested Trustees (4)

Nicolas S. Laqua (Born: 2000)	Chair; Interested Trustee	Indefinite term; since 2025	146
Chief Executive Officer and Director, Corgi Insurance Services, Inc., an insurance agency (since 2024); Chief Executive Officer and Director, Basket Entertainment, Inc., a software and entertainment company (2021 - 2025); Director, Bangers Snacks, Inc., a food and beverage company (since 2024).

Emily Z. Yuan (Born: 2001)	Interested Trustee	Indefinite term; since 2025	146
Chief Operations Officer and Director, Corgi Insurance Services, Inc., an insurance agency (since 2024); Chief Operations Officer and Director, Basket Entertainment, Inc., a software and entertainment company (2021 - 2025); Director, Bangers Snacks, Inc., a food and beverage company (since 2024).

(1)
Each Trustee holds office for an indefinite term until his or her successor is duly elected and qualified, or until his or her earlier death, resignation, removal, or retirement in accordance with Board policy. The Trustees have adopted a retirement policy of retirement at age 75.

(2)	"Fund Complex" refers to the series of Corgi ETF Trust I and any other registered investment companies advised by Corgi Strategies, LLC or its affiliates (together, the "Fund Complex").
(3)	"Independent Trustees" are Trustees who are not "interested persons" of the Trust under the 1940 Act.
(4)	Nicolas S. Laqua and Emily Z. Yuan are "interested persons" of the Trust due to their positions with the Trust and/or their affiliations with Corgi Strategies, LLC (the "Adviser").
Individual Trustee Qualifications.
The Board has determined that each Trustee brings skills, experience, and attributes that, in the aggregate, are appropriate for service on the Board given the Trust's business and structure. Among other things, the Trustees collectively bring experience in technology and data systems, corporate finance and capital markets, and venture formation and growth investing, as well as risk oversight and investment management oversight. The Board conducts an annual self-assessment of its effectiveness and that of its committees.
In addition, the Board has concluded that each Trustee serve based on the following, among other factors:

Conor M. Murray.
The Board has concluded that Mr. Murray should serve as a Trustee because of his leadership founding and operating an investment-technology firm and his prior work building systematic investing, risk-control, and portfolio-analytics platforms. In roles including Co-founder and Chief Executive Officer of OpenInvest (a J.P. Morgan company), Technology Associate at Bridgewater Associates, and Analyst in Morgan Stanley's Financial Sponsors M&A Group, he developed expertise in capital markets, portfolio construction and trading systems, data and enterprise technology, and operational oversight. The Board believes Mr. Murray's experience, qualifications, attributes, and skills, on an individual basis and in combination with those of the other Trustees, equip him to oversee investment and operational risk, valuation and fair-value processes, financial reporting and disclosure controls, information security and business continuity, and service-provider oversight with respect to the Trust.

Bryant C. Lee.
The Board has concluded that Mr. Lee should serve as a Trustee because of his operational, legal, and governance experience leading technology-enabled businesses and advising growth companies. As Chief Executive Officer and Co-founder of Vaero and previously as Co-founder/Chief Executive Officer and later Strategic Advisor at Cognition IP, with earlier service as a patent litigation attorney at Covington & Burling LLP, Mr. Lee brings experience in capital raising and budgeting, contract negotiation, intellectual-property strategy, regulatory and compliance oversight, and service-provider management. The Board believes Mr. Lee's experience, qualifications, attributes, and skills, on an individual basis and in combination with those of the other Trustees, equip him to oversee risk management, financial and operational controls, disclosure and governance practices, and third-party service-provider oversight with respect to the Trust.

Jennifer X. Benson.
The Board has concluded that Ms. Benson should serve as a Trustee because of her investment and research experience in artificial intelligence and economics, including capital allocation and due diligence for early-stage technology companies. Ms. Benson serves as a Partner at Leonis Capital and previously conducted research at OpenAI and Epoch AI and served as a Research Fellow at the Future of Humanity Institute (Oxford); she has doctoral-level training at Columbia University focused on AI/ML and economics. The Board believes Ms. Benson's experience, qualifications, attributes, and skills, on an individual basis and in combination with those of the other Trustees, equip her to oversee valuation, risk assessment, technology and data considerations, and strategic planning with respect to the Trust.

Nicolas S. Laqua.
The Board has concluded that Mr. Laqua should serve as a Trustee because of his executive leadership and oversight in acquisitions, capital markets, insurance distribution, and software businesses. This includes service as Chief Executive Officer and Director at Corgi Insurance Services, Inc. and Basket Entertainment, Inc., and as a Director at Bangers Snacks, Inc., together with practical familiarity with regulated insurance operations as a director and chief executive of an insurance agency. The Board believes Mr. Laqua's experience, qualifications, attributes, and skills, on an individual basis and in combination with those of the other Trustees, equip him to oversee financial reporting and disclosure controls, valuation, capital allocation and financing considerations, risk management, and service provider oversight with respect to the Trust.

Emily Z. Yuan.
The Board has concluded that Ms. Yuan should serve as a Trustee because of her operational leadership and oversight in acquisitions, capital markets, insurance, and software companies. This is including service as Chief Operations Officer and Director at Corgi Insurance Services, Inc. and Basket Entertainment, Inc., and as a Director at Bangers Snacks, Inc., together with technical training in computer science at Stanford University and her familiarity with regulatory requirements as a director of an insurance agency. The Board believes Ms. Yuan's experience, qualifications, attributes, and skills, on an individual basis and in combination with those of the other Trustees, demonstrate the requisite capabilities to carry out oversight responsibilities with respect to the Trust.

The information above is not exhaustive; many Trustee attributes involve qualitative elements such as integrity, diligence, judgment, the ability to work collaboratively, and a demonstrated commitment to shareholder interests.
Board Committees.
The Board has established the following standing committees, each composed solely of Independent Trustees and operating under a Board-approved written charter.
Audit Committee.
The Audit Committee is composed of Bryant C. Lee (Chair), Conor M. Murray, and Jennifer X. Benson. The Audit Committee oversees the Trust's accounting, financial reporting, and internal control processes; the quality and integrity of the Trust's financial statements; and the qualifications, independence, and performance of the Trust's independent registered public accounting firm. Among other responsibilities, the Audit Committee pre-approves audit and permissible non-audit services for the Trust, reviews audit plans and results, and serves as a forum for communications among the independent auditors, management, and the Board regarding accounting and financial reporting matters. As of the date of this SAI, the Audit Committee met one time with respect to the Trust.
Qualified Legal Compliance Committee ("QLCC").
The Audit Committee also serves as the Trust's QLCC for purposes of the SEC's attorney conduct rules (17 C.F.R. Secs. 205.2(k), 205.3(c)). An attorney representing the Trust who becomes aware of evidence of a material violation by the Trust or by an officer, director, employee, or agent of the Trust may report such evidence to the QLCC as an alternative to the reporting process described in 17 C.F.R. Sec. 205.3(b). As of the date of this SAI, the QLCC has met one time with respect to the Trust.
Nominating and Governance Committee.
The Nominating and Governance Committee is composed of Jennifer X. Benson (Chair), Conor M. Murray, and Bryant C. Lee. The Committee identifies, evaluates, and recommends candidates for nomination to the Board as needed; oversees the Board's annual self-assessment; and reviews Trustee compensation. The Committee considers whether or not to consider shareholder-recommended nominees. The Committee meets as necessary, but at least annually. Because the Funds have not yet commenced operations, the Committee has not yet met as of the date of this SAI.
Principal Officers of the Trust
The officers of the Trust manage its day-to-day operations subject to Board oversight. Unless otherwise noted, the address of each officer is c/o Corgi ETF Trust I, 425 Bush St, Suite 500, San Francisco, CA 94104.
Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Emily Z. Yuan (Born: 2001)	President and Principal Executive Officer, Chief Compliance Officer; Secretary; Anti-Money Laundering Officer	Indefinite term; since 2025
Chief Operations Officer and Director, Corgi Insurance Services, Inc., an insurance agency (since 2024); Director, Bangers Snacks, Inc., a food and beverage company (since 2024); Chief Operations Officer and Director, Basket Entertainment, Inc., a software and entertainment company (2021 to 2025);

Nicolas S. Laqua (Born: 2000)	Principal Financial Officer; Principal Accounting Officer (Treasurer)	Indefinite term; since 2025
Chief Executive Officer, Corgi Insurance Services, Inc. (since 2024); Director, Bangers Snacks, Inc. a food and beverage company (since 2024); Chief Executive Officer and Director, Basket Entertainment, Inc., a software and entertainment company (2021 to 2025);

Trustee Ownership of Shares.
The Funds are required to show the dollar-amount ranges of each Trustee's beneficial ownership of Shares of each Fund and of the Trust's other series as of the end of the most recently completed calendar year. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.
As of the date of this SAI, the Funds had not commenced operations.
Name of Trustee	Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
Conor M. Murray, Lead Independent Trustee	None	None
Bryant C. Lee, Trustee	None	None
Jennifer X. Benson, Trustee	None	None

Interested Trustees
Nicolas S. Laqua, Chair	Over $100,000	Over $100,000
Emily Z. Yuan, Trustee	$10,001-$50,000	$10,001-$50,000

As of December 31, 2025, none of the Independent Trustees or members of their immediate families owned securities, beneficially or of record, in the Adviser, the Distributor, or any of their affiliates. Accordingly, none of the Independent Trustees or their immediate family members had any direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor, or any of their affiliates. In addition, during the two most recently completed calendar years, none of the Independent Trustees or their immediate family members engaged in any transaction(s) in an amount exceeding $120,000 in which the Adviser, the Distributor, or any affiliate thereof was a party.
Board Compensation.
Trustees will be reimbursed for reasonable travel and other out-of-pocket expenses incurred in connection with attending meetings. The Trust has no pension or retirement plan. The table below details the amount of compensation the Interested Trustees and Independent Trustees indirectly received from the Fund and Fund Complex through the Adviser during the fiscal year ended December 31, 2026. Amounts exclude any expense reimbursements.
Name	Estimated Aggregate Compensation From the Funds	Estimated Total Compensation From Fund Complex Paid to Trustees (1)
Interested Trustees
Nicolas S. Laqua	$0	$0
Emily Z. Yuan	$0	$0

Independent Trustees
Conor M. Murray	$0	$30,000
Bryant C. Lee	$0	$30,000
Jennifer X. Benson	$0	$30,000

(1)	Compensation is based on estimated amounts for the fiscal year ending December 31, 2026. Expense reimbursements, if any, are not included.
PRINCIPAL SHAREHOLDERS, CONTROL PERSONS AND MANAGEMENT OWNERSHIP
A "principal shareholder" means any person that owns, of record or beneficially, 5% or more of the outstanding Shares of a Fund. A "control person" means any shareholder that beneficially owns, directly or through controlled entities, more than 25% of the voting securities of a company, or otherwise acknowledges the existence of control. Shareholders with more than 25% of a Fund's voting securities may be able to determine the outcome of matters presented for shareholder vote.
As of the date of this SAI, Corgi Strategies, LLC, located at 425 Bush St, Suite 500, San Francisco, CA 94104, owned 100% of the outstanding Shares of the Funds and therefore may be deemed to be a "control person" of the Funds for purposes of the 1940 Act.
CODES OF ETHICS
The Trust and Corgi Strategies, LLC (the "Adviser") have each adopted Codes of Ethics (the "Codes") pursuant to Rule 17j-1 under the Investment Company Act of 1940 (the "1940 Act"). The Codes are intended to prevent affiliated persons of the Trust and the Adviser from engaging in fraudulent, deceptive or manipulative conduct in connection with securities held or to be acquired by a Fund (which may also be held by persons subject to the Codes).
Subject to preclearance and other restrictions, each Code permits personal securities transactions by personnel, including transactions in securities that may also be purchased or held by a Fund. The distributor (the "Distributor") expects to rely on the principal underwriter exception in Rule 17j-1(c)(3) to the extent applicable (including where the Distributor is not affiliated with the Trust or the Adviser and no officer, director or general partner of the Distributor serves in such capacity with the Trust or the Adviser).
There can be no assurance that the Codes will prevent all such conduct. Copies of the Codes may be reviewed at the SEC's website, www.sec.gov.
PROXY VOTING POLICIES
The Board has delegated responsibility for voting proxies for portfolio securities to the Adviser, subject to Board oversight. Proxies are to be voted in the best interests of each Fund and its shareholders and in compliance with applicable law. The Adviser has adopted proxy voting policies and guidelines (the "Proxy Voting Policies"), which the Trust has approved for use when voting proxies on behalf of the Funds.
Generally, absent a conflict of interest, the Adviser will vote for routine matters (for example, the election of directors, ratification of auditors, and conforming amendments to organizational documents), and will evaluate non-routine and contested matters case-by-case. The Proxy Voting Policies address the identification of, and response to, material conflicts of interest.
The Trust's Chief Compliance Officer monitors the effectiveness of the Proxy Voting Policies.
When available, information regarding how a Fund voted proxies during the most recent 12-month period ended June 30 will be available (1) without charge upon request by email to contact@corgifunds.com, (2) on the Funds' website at www.corgifunds.com and (3) on the SEC's website at www.sec.gov.
INVESTMENT ADVISER
Corgi Strategies, LLC, a Delaware limited liability company with its principal office at 425 Bush St, Suite 500, San Francisco, CA 94104, serves as investment adviser to the Funds and is responsible for overall management of the Funds' business and day-to-day portfolio management, subject to the oversight of the Board. Corgi Strategies, LLC is registered as an Adviser with the SEC under the Investment Advisers Act of 1940.
Under an investment advisory agreement between the Trust, on behalf of each Fund, and the Adviser (the "Advisory Agreement"), the Adviser provides investment advice and portfolio management and arranges for necessary operational services, including, without limitation, transfer agency, custody, fund administration and fund accounting, and other services reasonably required for Fund operations. In exchange for a single unitary advisory fee, the Adviser has agreed to pay, from the fee, substantially all ordinary operating expenses of each Fund, except for the "Excluded Expenses" described in the Prospectus. Each Fund pays the Adviser an annual unitary advisory fee, calculated daily and paid monthly based on the Fund's average daily net assets. The fee rates for each Fund are set forth in Schedule A to the Advisory Agreement and may be amended from time to time to add or remove Funds and/or adjust a Fund's fee, in each case upon approval in the manner required by Article 8 of the Advisory Agreement.
The Advisory Agreement will continue in effect for an initial two-year term for each Fund and, thereafter, from year to year if such continuance is approved at least annually (1) by a majority of the Trustees who are not "interested persons" of the Trust or the Adviser, and (2) by either the Board or a vote of a majority of the outstanding Shares of the relevant Fund. The Advisory Agreement will terminate automatically in the event of its assignment and may be terminated by the Trust or the Adviser upon 60 days' written notice.
The Adviser and its affiliates will not be liable to the Trust or any shareholder for any error of judgment or mistake of law or for any loss suffered by the Trust or a Fund in connection with the performance of the Advisory Agreement, except for losses resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.
Each Fund is new and, as of the date of this SAI, no advisory fees have been paid.
PORTFOLIO MANAGERS
Each Fund is managed by Isaac Hargett, Anthony Crinieri, and Miles Braden, each a portfolio manager of the Adviser (each, a "Portfolio Manager").
Portfolio Manager Fund Ownership.
The SEC requires disclosure of the dollar range of each Portfolio Manager's beneficial ownership of Shares of each Fund as of the end of the most recently completed fiscal year, using prescribed ranges. As of the date of this SAI, no Shares were owned by the Portfolio Managers.
Portfolio Manager Compensation.
Portfolio managers receive a fixed base salary and an annual discretionary bonus. Bonus determinations consider the Adviser's overall revenues and profitability, the portfolio managers' responsibilities and contributions to the investment process, teamwork, risk management and compliance. Compensation is not based on the investment performance of any particular account, including the Funds. Portfolio managers may also be eligible for long-term incentive awards (e.g., membership units or profit interests) that vest over 4 years.
Conflicts of Interest.
Managing multiple accounts (including other registered funds and separate accounts) may create potential conflicts of interest. For example, a Portfolio Manager may have an incentive to favor an account that pays a performance-based fee or a higher advisory fee; knowledge of Fund trades could be used for the benefit of other accounts; or investment opportunities could be allocated among accounts. The Adviser has policies and procedures designed to identify and mitigate such conflicts, including trade aggregation and allocation procedures intended to provide fair and equitable treatment over time.
THE DISTRIBUTOR
The Trust has entered into a distribution agreement (the "Distribution Agreement") with Paralel Distributors LLC (the "Distributor"), under which the Distributor will act as principal underwriter for the Funds and will distribute shares of the Funds ("Shares") on a best efforts basis. Shares are offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Shares in amounts smaller than a Creation Unit and does not maintain a secondary market in Shares. The principal business address of the Distributor is 1700 Broadway, Suite 2100, Denver, Colorado 80290.
Acting as agent for the Trust, the Distributor will review and transmit orders for the purchase and redemption of Creation Units. Any subscription or order will not be binding on a Fund until accepted by the Trust or its designee. The Distributor is, or will be, a broker-dealer registered under the Securities Exchange Act of 1934 and a member of FINRA.
The Distributor may enter into arrangements with securities dealers and other firms ("Soliciting Dealers") to solicit orders for Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as described in "Procedures for Purchase and Redemption of Creation Units" below) or participants in DTC.
The Distribution Agreement will remain effect for an initial two-year term from its effective date and may continue from year to year thereafter if such continuance is approved annually (1) by the Board of Trustees (the "Board") or by a vote of a majority of the outstanding voting securities of the applicable Fund and (2) by a majority of the Independent Trustees who have no direct or indirect financial interest in the Distribution Agreement or any related agreement, cast in person or as otherwise permitted by the Investment Company Act of 1940, as amended (the "1940 Act"). The Distribution Agreement may be terminated without penalty by the Trust on 60 days' written notice, when authorized either by a majority vote of the outstanding voting securities of the applicable Fund or by a vote of a majority of the Board (including a majority of the Independent Trustees), or by the Distributor on 60 days' written notice, and will terminate automatically in the event of its assignment. The Distribution Agreement limits the Distributor's liability to losses resulting from the Distributor's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations thereunder.
The Funds are newly organized. As of the date of this SAI, no underwriting commissions have been incurred and the Distributor has not retained any amounts.
Intermediary Compensation.
From its own resources and not from Fund assets, the Adviser or its affiliates may make payments to broker-dealers, banks, and other financial intermediaries ("Intermediaries") in connection with activities related to the Funds, including marketing, education, and training support (for example, conferences, webinars, or printed materials). These arrangements are not financed by the Funds, are not included in the fee and expense information in the Prospectus, and do not affect the price investors pay to buy Shares or the proceeds investors receive when selling Shares. Such payments may be significant to an Intermediary and may create conflicts of interest by incentivizing the Intermediary or its financial professionals to recommend the Funds over other investments. Investors should contact their advisers or other financial professionals for more information about any such compensation. Intermediary information is current only as of the date of this SAI. Any payments made by the Adviser or its affiliates may create an incentive for an Intermediary to encourage customers to purchase Shares.
Such compensation may be provided to Intermediaries that offer services to the Fund, including marketing and educational support (for example, through conferences, webinars, or printed materials). The Adviser will periodically review whether to continue these payments. Compensation to an Intermediary may be significant, and amounts that Intermediaries pay to your adviser, broker, or other investment professional, if any, may also be significant to them. Because Intermediaries may determine which investment options to make available or recommend, and what services to provide in connection with various products, based on the payments they receive or are eligible to receive, these arrangements create conflicts of interest between the Intermediary and its clients. For instance, such financial incentives may lead an Intermediary to recommend the Fund over other investments. The same conflict of interest may arise with respect to your adviser, broker, or other investment professional if they receive similar payments from their Intermediary firm.
Distribution (Rule 12b-1) Plan.
The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") for each Fund. No payments under the Plan are expected to be made during the twelve (12) months from the date of this SAI. Fees under the Plan may be imposed only after approval by the Board, including a majority of the Independent Trustees.
Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the Plan or in any related agreements (the "Independent Trustees"). The Plan may be continued from year to year only if, at least annually, the Board, including a majority of the Independent Trustees, concludes that continuation of the Plan is likely to benefit shareholders. The Plan may be terminated at any time by a vote of the Board or by a vote of a majority of the outstanding voting securities of the applicable Fund.
The Plan requires quarterly written reports to be provided to the Board of the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding voting securities of the applicable Fund. All material amendments of the Plan require approval by a majority of the Trustees of the Trust and a majority of the Independent Trustees.
Under the Plan, each Fund may pay the Distributor an annual fee of up to 0.25% of the Fund's average daily net assets. The Plan is characterized as a compensation plan because any distribution and/or shareholder servicing fee will be paid to the Distributor without regard to the Distributor's actual distribution expenses or payments to other financial intermediaries. The Trust intends to administer the Plan, if implemented, in accordance with its terms and applicable FINRA rules concerning sales charges.
Subject to applicable law and regulation, payments under the Plan may be used to finance any activity that is primarily intended to result in the sale of Creation Units of a Fund or to provide, or arrange for others to provide, shareholder services and the maintenance of shareholder accounts. Such activities may include, but are not limited to: (1) delivering current Prospectuses, reports, notices, and similar materials to prospective purchasers of Creation Units; (2) advertising and other marketing or promotional services; (3) compensating others, including Authorized Participants with whom the Distributor has written agreements, for providing shareholder servicing on behalf of a Fund; (4) compensating certain Authorized Participants for assistance in distributing Creation Units, including related travel and communication expenses and the salaries and/or commissions of sales personnel; (5) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment advisers, broker-dealers, mutual fund supermarkets, and affiliates of the Trust's service providers as compensation for services or reimbursement of expenses related to distribution assistance; (6) facilitating communications with beneficial owners of Shares, including the cost of providing, or paying others to provide, services to such beneficial owners (for example, responding to inquiries related to shareholder accounts); and (7) such other services and obligations as may be set forth in the Distribution Agreement.
ADMINISTRATOR
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the "Administrator") serves as administrator and fund accountant to the Trust and the Funds. The Administrator is located at 777 E. Wisconsin Ave., Milwaukee, Wisconsin 53202. Under an administration agreement between the Trust and the Administrator, the Administrator provides administrative, accounting, and related services to the Trust and the Funds, which may include calculation of net asset value, preparation of financial statements and other regulatory filings, tax and financial reporting support, compliance and governance support, and coordination of service providers. Subject to Board oversight, the Administrator may provide individuals to serve as officers of the Trust.
As compensation for its services, the Administrator is entitled to fees as set forth in the administration agreement, as well as reimbursement of reasonable out-of-pocket expenses. The Funds are new, and the Administrator has not received any fees from the Funds as of the date of this SAI.
TRANSFER AGENT AND ETF ORDER MANAGEMENT
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the "Transfer Agent") serves as transfer agent, dividend disbursing agent, and ETF order-taking agent for the Funds. The Transfer Agent is located at 777 E. Wisconsin Ave., Milwaukee, Wisconsin 53202. The Transfer Agent maintains the records of Creation Unit holders, processes orders for the purchase and redemption of Creation Units, and performs certain other related services. The Transfer Agent is entitled to fees and reimbursement of certain out-of-pocket expenses as set forth in its agreement with the Trust. In this capacity, the Transfer Agent does not have responsibility for the management of any Fund, the determination of investment policy, or any matter relating to the distribution of Shares.
CUSTODIAN
Pursuant to a custody agreement, U.S. Bank National Association (the "Custodian"), located at 5065 Wooster Rd., Cincinnati, Ohio 45226, serves as custodian of the Funds' assets. The Custodian holds the assets of the Funds, maintains asset records, collects income, and performs other customary custodial services. The Custodian may appoint domestic and foreign sub-custodians as permitted by applicable law. The Custodian is entitled to fees based on the Funds' assets and to reimbursement of certain out-of-pocket expenses, including settlement charges.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP, located at 50 South 16th Street, Suite 2900, Philadelphia, Pennsylvania 19102, serves as the independent registered public accounting firm for the Trust and the Funds.
PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES
The Board has approved written policies and procedures governing the disclosure of information about each Fund's portfolio holdings (the "Holdings Disclosure Policy"). For each Business Day on which a Fund is open for business, the Fund's full portfolio holdings are made publicly available through financial reporting and news services, including on publicly available internet websites, and/or on the Trust's website at www.corgifunds.com. In addition, the composition of the Deposit Securities applicable to purchases and redemptions of Creation Units is generally disseminated prior to the opening of trading on the Exchange (as defined in the Prospectus) through the National Securities Clearing Corporation ("NSCC").
For the avoidance of doubt, each Fund intends to make complete, daily portfolio information available, subject to applicable law and Exchange requirements. For each Fund, daily disclosure includes derivatives and financing positions (for example, total return swaps) and any associated cash and collateral holdings.
The Holdings Disclosure Policy permits disclosure of portfolio information to the Trust's service providers and other parties that have a legitimate business need for the information to provide services to the Trust, including the administrator, custodian, transfer agent and ETF order management agent, distributor, pricing and data vendors, auditors, legal counsel, index calculation agents, and other similar providers (collectively, "Service Providers"). Any such disclosure is made under conditions of confidentiality and solely for the purpose of providing services to the Trust. No Fund, the Adviser, or any affiliate receives compensation or other consideration in connection with the disclosure of non-public portfolio holdings information, other than fees paid to Service Providers for services rendered.
The Trust's Chief Compliance Officer ("CCO") administers the Holdings Disclosure Policy, including maintaining a list of Service Providers and other parties that receive non-public holdings information and the timing of such disclosures, and reports to the Board at least annually regarding the operation of the policy and any material issues that have arisen.
Subject to the Holdings Disclosure Policy, the CCO may authorize immaterial exceptions when the CCO determines that a disclosure serves a legitimate business purpose, is in the best interests of shareholders, and is subject to appropriate confidentiality protections. Any such exceptions will be documented and reported to the Board.
DESCRIPTION OF SHARES
The Agreement and Declaration of Trust (the "Declaration of Trust") of Corgi ETF Trust I (the "Trust") authorizes the issuance of an unlimited number of shares of beneficial interest, no par value per share, in one or more series and classes. Each Fund is a separate series of the Trust. Each share of a Fund represents an equal proportionate interest in the assets of that Fund and is entitled to dividends and distributions, when and if declared by the Board, and to a pro rata share of the Fund's net assets upon liquidation. Shares are fully paid and non-assessable when issued, and shareholders have no preemptive or cumulative voting rights. Each Share entitles its holder to one vote. The Trustees may establish additional series or classes and may divide or combine shares into a greater or lesser number without shareholder approval, as permitted by the Declaration of Trust. All consideration received for Shares of a particular series, and all assets in which such consideration is invested, belong to that series and are subject to its liabilities.
Shares are issued only in book-entry form. The Trust does not issue share certificates. Shares are registered in the name of The Depository Trust Company ("DTC") or its nominee and are held in the account of a DTC Participants (or Indirect Participants). Beneficial ownership of Shares is reflected on the records of DTC and its participants, and transfers of ownership are effected only through those records. The Trust, the Funds, and their transfer agent do not have responsibility for the records of beneficial ownership maintained by DTC or its participants.
Shares of all series of the Trust vote together as a single class, except that (i) if a matter affects only one series, that series votes separately, and (ii) if a matter affects a series differently from other series, that series votes separately on that matter. As a Delaware statutory trust, the Trust is neither required nor intends to hold annual shareholder meetings. The Trust will hold meetings of shareholders to elect Trustees or for other purposes as required by the Investment Company Act of 1940, as amended (the "1940 Act"), or as otherwise determined by the Board. The Trust will call a meeting of shareholders to consider the removal of one or more Trustees and certain other matters upon the written request of shareholders holding at least 10% of the outstanding Shares of the Trust entitled to vote at such meeting.
Under the Declaration of Trust, the Board has the authority to liquidate a Fund without shareholder approval. While the Board has no present intention to exercise this authority, the Board may do so if a Fund fails to achieve a viable size within a reasonable period or for such other reasons as the Board determines to be in the best interests of the Fund and its shareholders.
LIMITATION OF TRUSTEES' LIABILITY
The Declaration of Trust provides that a Trustee is liable only for losses resulting from the Trustee's own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. A Trustee is not liable for errors in judgment or mistakes of fact or law made in good faith.
The Declaration of Trust provides for indemnification of Trustees and officers (and, upon due approval of the Trustees, other covered persons) for claims and expenses arising in connection with their service, except to the extent resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duties.
Nothing in this section protects or indemnifies any person against liability to which they would otherwise be subject under the federal securities laws.
BROKERAGE TRANSACTIONS
The Adviser, or any subadviser it engages with Board approval, is responsible for executing portfolio transactions for the Funds and for allocating brokerage among eligible broker dealers, subject to the supervision of the Adviser (if a subadviser is engaged) and the Board. In carrying out portfolio transactions, the Adviser or any subadviser seeks the most favorable execution for the Funds, taking into account factors such as price, applicable commissions or dealer spreads, the size and difficulty of the order, market impact, the quality of execution and settlement, and the operational capabilities of the broker dealer. The lowest available commission is not necessarily the most favorable overall result.
Brokerage Transactions.
Generally, equity securities, whether listed or over the counter, are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers acting as market makers will include the dealers markup or reflect a markdown. Money market and other debt securities are usually bought directly from the issuer, an underwriter, or a market maker, and the Fund generally will not pay brokerage commissions for those purchases. When the Fund effects transactions in the over the counter market, it will generally deal with primary market makers unless more favorable prices are otherwise obtainable.
The Trust's policy for purchases and sales of portfolio securities for each Fund is to seek the most favorable overall terms reasonably available. Primary consideration is given to obtaining effective execution at competitive prices; this does not require that the lowest available commission be paid in every case. A constant focus on the lowest commission could, in some circumstances, impair effective portfolio management or the quality of execution and related services.
In evaluating execution quality for a particular transaction, the Adviser may consider a range of factors, including but not limited to: price; commission or commission equivalents; spread; size and difficulty of the order; liquidity and market impact; timing and speed; likelihood of execution and settlement; access to block trading and willingness to commit capital; financial condition and operational capabilities of the broker; reliability and accuracy of communications and clearing; the use of alternative trading systems (including electronic crossing networks); and the value of research and brokerage services, if any, consistent with Section 28(e) of the Securities Exchange Act of 1934. The relative importance of these factors will vary depending on the particular transaction.
The Trust has adopted policies and procedures that prohibit considering the sale of Fund shares as a factor in selecting brokers or dealers. The Adviser owes a fiduciary duty of best execution and selects the broker or dealer it believes is most capable of providing the services necessary to obtain the most favorable execution under the circumstances.
Subject to these policies, brokers or dealers selected to execute the Funds' portfolio transactions may include Authorized Participants or their affiliates (see "Purchase and Redemption of Shares in Creation Units"). An Authorized Participant or its affiliate may be selected in connection with an all-cash creation or redemption or with orders that include cash-in-lieu, provided such selection is consistent with best execution and the Trust's policies.
For swaps and other bilateral derivatives, the Adviser selects counterparties based on a range of factors, which may include pricing, execution quality, creditworthiness, collateral terms, operational capabilities, and overall relationship. These transactions are not executed through traditional brokerage in the same manner as equity trades, and commissions may not be paid. For exchange-traded futures and options, the Fund incurs exchange fees and pays commissions or other charges to its futures commission merchants. The Adviser seeks best overall terms reasonably available under the circumstances.
Brokerage Selection.
The Trust does not expect to use any single broker dealer exclusively. When one or more brokers are believed capable of providing the best combination of price and execution, the Adviser (or any subadviser) may consider brokerage or research services provided to the Adviser in selecting among such brokers, and may pay a higher commission than might otherwise be available if it makes a good faith determination that the commission is reasonable in relation to the value of the services provided.
Brokerage and Research Services; Section 28(e).
Where permitted by law, the Adviser may cause a Fund to pay a broker a commission in excess of that which another broker might have charged in recognition of brokerage and research services provided, consistent with Section 28(e). Research services may include, among other things, market data and analytics, portfolio analytics, execution management and order handling tools that are directly related to investment research, and access to company or industry information. The Adviser will not cause a Fund to pay a commission greater than is reasonable in relation to the value of the brokerage and research services provided, viewed in terms of either that particular transaction or the Adviser's overall responsibilities, in accordance with Section 28(e). The Adviser may also receive proprietary research that is bundled with execution services. The Adviser may use research services obtained for the benefit of any account it manages, and not all such services will necessarily be used in connection with the account that generated the commissions. This may create an incentive to select or recommend brokers based on the research services they provide; the Adviser monitors these arrangements and reports to the Board as part of the Trust's brokerage oversight program. The Adviser does not currently use Fund assets for, or participate in, third party soft dollar arrangements and does not receive proprietary research from full service brokers. The Adviser also does not increase commissions to pay up for any such proprietary research. If, in the future, the Adviser (or any subadviser) obtains brokerage or research services from broker dealers, it would do so only in arrangements consistent with Section 28(e) of the Securities Exchange Act of 1934.
Aggregation and Allocation.
When the Adviser considers purchases or sales for a Fund at or about the same time as for other accounts it manages, transactions may be aggregated to seek more favorable execution. Orders are allocated among participating accounts in a manner the Adviser believes to be fair and equitable over time. Aggregation may, in some cases, adversely affect the price or size of the position for a Fund; in other cases, it may be beneficial, for example, by enabling participation in larger transactions or by reducing commissions. From time to time, the Adviser may place a combined order for two or more accounts it manages, including the Funds, when it believes combined execution is in the best interest of each participant and will result in best price and execution. Although joint execution could adversely affect the price or volume obtained by a particular account, in the Advisers judgment, subject to Board oversight, the advantages of combined orders generally outweigh the possible disadvantages.
Affiliated Brokerage; Principal Transactions.
Each Fund may effect brokerage transactions through registered broker-dealer affiliates of the Trust or the Adviser, to the extent permitted by the Investment Company Act of 1940 (the "1940 Act"), the Exchange Act, and SEC rules, including any applicable procedures adopted by the Board (including procedures consistent with Rule 17e-1 under the 1940 Act). Commissions paid to an affiliate will not exceed amounts that are reasonable and fair compared to commissions charged by others for comparable transactions. Principal transactions with affiliates are prohibited unless permitted by rule, regulation, or exemptive relief.
Directed Brokerage.
The Funds do not have any practice of directing brokerage for the promotion or sale of Fund shares. The Funds are newly organized and, as of the date of this SAI, have not paid commissions on brokerage transactions directed to brokers pursuant to any arrangement for research or brokerage services.
Regular Brokers or Dealers.
Each Fund is required to identify any securities of its regular broker-dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Fund as of the end of the most recent fiscal year. This information is not provided because the Funds had not yet completed their first fiscal year of operations as of the date of this SAI.
No brokerage commission information is provided since the Funds had not yet completed their first fiscal year of operations as of the date of this SAI.
PORTFOLIO TURNOVER RATE
The portfolio turnover rate is, in general terms, the percentage obtained by dividing the lesser of a Fund's purchases or sales of securities (excluding short-term instruments and securities received or delivered in-kind) by the average value of the Fund during the period. A rate of 100% indicates that the equivalent of the Fund's entire portfolio has been bought and sold during a year. Higher turnover may increase transaction costs and may affect the amount, timing, and character of distributions for tax purposes. To the extent a Fund realizes net short-term capital gains, distributions attributable to those gains will be treated as ordinary income for federal income tax purposes.
Because the Funds rebalance their exposure daily and primarily use derivatives, their portfolio turnover rate (as calculated pursuant to SEC rules) may be higher than that of traditional index funds, and reported turnover may not fully reflect the extent of derivatives activity. Periods of elevated market volatility typically increase trading activity and costs.
Each Fund is new and does not have a portfolio turnover rate to report as of the date of this SAI.
BOOK ENTRY ONLY SYSTEM
The Depository Trust Company ("DTC") acts as securities depository for the Shares. Shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and are deposited with, or on behalf of, DTC. Certificates will not be issued for Shares.
DTC is a limited-purpose trust company and a member of the Federal Reserve System, a "clearing agency" registered with the SEC, and a subsidiary of The Depository Trust & Clearing Corporation. DTC holds securities of its participants ("DTC Participants") and facilitates the clearance and settlement of securities transactions among DTC Participants through electronic book-entry changes in accounts of DTC Participants, thereby eliminating the need for physical movement of certificates. DTC Participants include broker-dealers, banks, trust companies, clearing corporations, and other organizations. Access to the DTC system is also available to others such as banks, brokers, and dealers that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly ("Indirect Participants").
Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants or Indirect Participants (collectively, "Beneficial Owners"). Ownership of beneficial interests in Shares is shown on, and the transfer of ownership is effected only through, records maintained by DTC (for DTC Participants) and by DTC Participants (for Indirect Participants and Beneficial Owners). The Trust recognizes DTC or its nominee as the record owner of all Shares for all purposes. Beneficial Owners are not entitled to have Shares registered in their names and will not receive physical delivery of Share certificates. Beneficial Owners must rely on the procedures of DTC and the DTC Participant or Indirect Participant through which they hold Shares to exercise rights of a holder of Shares.
Notices, statements, and other communications to Beneficial Owners will be transmitted through DTC and DTC Participants. Distributions of dividends and other amounts with respect to Shares will be made to DTC or its nominee, which will credit DTC Participants' accounts in proportion to their respective beneficial interests. Payments by DTC Participants to Indirect Participants and to Beneficial Owners will be governed by standing instructions and customary practices and are the responsibility of such DTC Participants and Indirect Participants, and not of the Trust, the Funds, or their service providers.
DTC may discontinue providing depository services with respect to Shares at any time by giving reasonable notice in accordance with its procedures and applicable law. Under such circumstances, the Trust will seek a replacement for DTC to perform its functions at a comparable cost; if a replacement is not available, the Trust may make other arrangements, which may include issuing printed certificates, as permitted by applicable law (and, if required, in a manner satisfactory to the Fund's listing exchange). The Trust, the Funds, and their service providers have no responsibility for records, notices, or payments maintained or transmitted by DTC, DTC Participants, or Indirect Participants.
PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS
The Trust issues and redeems shares of each Fund (the "Shares") only in aggregations of a specified number of Shares ("Creation Units") on a continuous basis, without a sales load but subject to applicable transaction fees. Creation and redemption orders are effected at the net asset value ("NAV") per Share next determined after an order is received in proper form and accepted on a Business Day by the Trust through its transfer agent (the "Transfer Agent") in accordance with an Authorized Participant Agreement (a "Participant Agreement"). Each Fund's NAV is calculated on each Business Day as of the scheduled close of regular trading on the primary listing exchange for the Shares (generally 4:00 p.m., Eastern Time). A "Business Day" is any day on which the Exchange is open for regular trading. The Funds do not issue fractional Creation Units. Each Creation Unit consists of 25,000 Shares (or such other amount as the Trust may determine and disclose).
The Trust generally expects to permit or require cash creations and redemptions for each Fund in light of the Fund's use of derivatives to achieve its objective. From time to time, a Fund may require all-cash creations and/or redemptions. Cash transactions may cause the Fund to incur costs, including costs of entering into or unwinding derivatives positions, which may be passed through to Authorized Participants via transaction fees designed to approximate the Fund's costs.
Fund Deposit.
The consideration for a purchase of a Creation Unit (the "Fund Deposit") generally consists of (i) a designated basket of securities (the "Deposit Securities") together with (ii) a cash amount (the "Cash Component"). The Cash Component equals the difference between the NAV of a Creation Unit and the aggregate value of the Deposit Securities, and may be a positive or negative amount. The Trust may permit or require the substitution of cash in lieu of some or all Deposit Securities ("Deposit Cash"). When a Fund accepts cash (in whole or in part), the Fund may incur costs associated with acquiring portfolio positions that would otherwise have been delivered in kind; such costs may be borne by the Fund, by an Authorized Participant, or otherwise as set forth in the Participant Agreement.
The Fund Deposit (Deposit Securities or Deposit Cash, as applicable, plus the Cash Component) represents the minimum initial and subsequent investment for a Creation Unit. Computation of the Cash Component excludes any stamp duties, transfer taxes, or other similar charges associated with the transfer of beneficial ownership of Deposit Securities, which are the responsibility of the Authorized Participant.
Daily Dissemination.
On each Business Day, prior to the opening of regular trading on the Exchange (currently 9:30 a.m., Eastern Time), the names and required quantities of Deposit Securities (or the required amount of Deposit Cash, as applicable) for each Fund, together with the Cash Component, are disseminated via the National Securities Clearing Corporation ("NSCC") based on information as of the close of the prior Business Day. The composition of the Fund Deposit is subject to change and may differ from a Fund's portfolio holdings for a variety of reasons (for example, corporate actions, index rebalances, or operational considerations). Because each Fund may obtain exposure through derivatives such as total return swaps, the Trust may from time to time require cash creations and/or cash redemptions, in whole or in part, to reflect a Fund's investment strategy.
Custom Baskets.
Each Fund may accept or deliver "custom baskets" (i.e., baskets that are not a pro rata slice of the Fund's portfolio) consistent with Rule 6c-11 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Adviser has adopted written policies and procedures governing the construction, acceptance, and oversight of custom baskets, which are subject to Board of Trustees (the "Board") oversight.
Eligibility to Transact; Authorized Participants.
Orders for Creation Units may be placed only by entities that are (i) participants in the NSCC's Continuous Net Settlement system (each, a "Participating Party") or (ii) participants in The Depository Trust Company ("DTC") (each, a "DTC Participant") and, in each case, that have executed a Participant Agreement with respect to the relevant Fund (each such entity, an "Authorized Participant"). An Authorized Participant agrees, among other things, to pay the Cash Component, applicable creation transaction fees, and any taxes or other charges in connection with an order.
An investor transacting through a broker that is not an Authorized Participant must route orders through an Authorized Participant, and such investor may incur additional charges. At any given time, only a limited number of broker-dealers may have executed a Participant Agreement, and only a subset may support all order types or international settlement capabilities.
Placing Purchase Orders; Cut-Offs.
All orders to purchase Shares directly from a Fund must be for one or more whole Creation Units and must be submitted in the manner and by the deadline specified in the Participant Agreement and/or applicable order form. Unless otherwise specified, the purchase order cut-off time is expected to be 4:00 p.m. Eastern Time and may be modified by the Fund. The date on which a purchase order (or a redemption order, as described below) is received in proper form and accepted is the "Order Placement Date." On days when the Exchange closes earlier than normal, the Funds may require that orders be placed earlier. If a market on which a Fund's portfolio investments principally trade is closed, the Fund generally will not accept orders on such day.
Delivery of the Fund Deposit; Settlement; Additional Cash Deposit.
Fund Deposits must be delivered by an Authorized Participant through DTC (for equity securities), through the Federal Reserve wire system (for cash), and/or through other arrangements acceptable to the Trust or its agents. The cash portion must be received by the custodian (the "Custodian") no later than the contractual settlement date. The typical settlement cycle for each creation transaction is one Business Day after the trade date ("T+1"), unless otherwise agreed by the Fund and the Authorized Participant or as permitted by Rule 15c6-1 under the Securities Exchange Act of 1934 (the "Exchange Act").
The Funds may permit a creation order to proceed before all Deposit Securities have been received. In such cases, the Authorized Participant must deposit additional cash collateral (the "Additional Cash Deposit") by 4:00 p.m. Eastern Time on the contractual settlement date (or such other time as specified). The Additional Cash Deposit is held in a non-interest bearing account and is subject to increase or decrease until all missing Deposit Securities are received. The Trust may purchase missing Deposit Securities at any time; the Authorized Participant will be liable to the Trust for any costs of such purchases (including any difference between the actual purchase price and the value used for Fund Deposit purposes, plus related transaction costs). Any unused portion of the Additional Cash Deposit will be returned once all missing Deposit Securities have been received or purchased and deposited into the Fund. If the Fund does not receive all required components by the specified time, the order may be canceled; upon written notice to the Transfer Agent, such canceled order may be resubmitted on the next Business Day using the then-current Fund Deposit.
Deemed Receipt; Proper Form.
An order is deemed received on the Business Day it is placed only if it is in proper form prior to the applicable cut-off time and federal funds in the appropriate amount are deposited with the Custodian on the contractual settlement date by 4:00 p.m. Eastern Time (or such other time as specified). If proper form or funds are not timely received, the order may be rejected and the Authorized Participant may be liable for any resulting losses.
Issuance of Creation Units.
Except as otherwise provided, Creation Units will not be issued until (i) the Transfer Agent has verified receipt of the required Deposit Securities or Deposit Cash, as applicable, (ii) the Custodian has received the Cash Component and any required Additional Cash Deposit, and (iii) all other conditions to creation have been satisfied. Upon confirmation, the Trust will issue and deliver the Creation Units, typically no later than the contractual settlement date. The Authorized Participant is responsible for any losses resulting from untimely delivery of required components.
Acceptance or Rejection of Purchase Orders.
The Trust reserves the right to reject any creation order, including if: (1) the order is not in proper form; (2) the Fund Deposit (including the names or quantities of Deposit Securities or the amount of Deposit Cash) does not match the information disseminated through NSCC for that date; (3) the investor(s), upon obtaining the Shares ordered, would beneficially own 80% or more of the outstanding Shares of the Fund (the Trust reserves the right to require information reasonably necessary to determine beneficial ownership for purposes of this 80% test); (4) acceptance of the Fund Deposit would, in the judgment of the Trust, be unlawful; (5) acceptance or receipt of the order would, in the opinion of counsel to the Trust, be unlawful; or (6) circumstances outside the control of the Trust, the Custodian, any sub-custodian, the Transfer Agent, and/or the Adviser make it impracticable to process orders. Illustrative examples include natural disasters; extreme weather; fires or floods; widespread utility or telecommunications outages; market-wide trading halts; or systems failures affecting the Trust, the distributor, the Custodian or any sub-custodian, the Transfer Agent, DTC, NSCC, the Federal Reserve System, or other participants. The Transfer Agent will notify a prospective creator and/or its Authorized Participant of any rejection. The Trust, the Transfer Agent, the Custodian, any sub-custodian, and the distributor have no duty to notify of defects or irregularities in any Fund Deposit and shall not be liable for failure to give such notice. The Trust will exercise any right to reject orders in a manner consistent with Rule 6c-11 and related SEC guidance, including with respect to limited suspensions and extraordinary circumstances, and in a manner designed not to impair the arbitrage mechanism.
All questions as to the composition of the Fund Deposit, the number of shares of each Deposit Security, and the validity, form, eligibility, and acceptance of any securities or cash tendered will be determined by the Trust, and the Trust's determinations will be final and binding.
Creation Transaction Fees.
A fixed creation transaction fee of $300 may be imposed to offset transfer and other transaction costs associated with processing creation orders. The fixed fee is payable to the Custodian (or another service provider, as applicable) and applies to each creation order regardless of the number of Creation Units purchased in that order. The fixed fee may be changed from time to time and may be waived for certain orders if the Fund determines to waive all or part of the costs, or if another party (such as the Adviser) agrees to pay such fee.
In addition, for cash creations, partial cash creations, or non-standard orders, a variable fee payable to the Fund of up to 3.00%, which may be charged in addition to the fixed transaction fee, may be charged to cover the Fund's trading costs, taxes, and other expenses related to purchasing portfolio investments with cash. The Adviser may determine not to impose a variable fee when it believes doing so is in the best interests of shareholders.
Investors who use the services of a broker or other intermediary may be charged a fee for such services. Investors are responsible for any costs of transferring securities to or from their accounts as part of the creation process.
Risks of Purchasing Creation Units.
Purchases of Creation Units directly from a Fund involve certain legal risks. Because Shares may be continuously offered, a "distribution" could be occurring at any time. Depending on the facts and circumstances, activities of a shareholder may cause the shareholder to be deemed a statutory underwriter under the Securities Act of 1933 (the "Securities Act") and subject to prospectus delivery and liability provisions. For example, a shareholder may be deemed a statutory underwriter if it purchases Creation Units, breaks them into Shares, and sells those Shares directly to customers, or combines the creation of new Shares with an active selling effort. Whether a person is an underwriter depends on all facts and circumstances. Dealers participating in a distribution and dealing with Shares as part of an "unsold allotment" within the meaning of Section 4(a)(3)(C) of the Securities Act may be unable to rely on the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.
Redemption.
Shares may be redeemed only in Creation Units at the NAV next determined after a redemption request in proper form is received and accepted by the Fund through the Transfer Agent on a Business Day. Except upon liquidation of a Fund, the Trust does not redeem Shares in amounts less than a Creation Unit. Investors who are not Authorized Participants must accumulate sufficient Shares in the secondary market to constitute a Creation Unit to redeem. There can be no assurance that secondary-market liquidity will always permit assembly of a Creation Unit; investors should expect to incur brokerage and other costs in connection with aggregating Shares.
Prior to the opening of regular trading on the Exchange on each Business Day, the Custodian, through NSCC, makes available the list of names and quantities of portfolio securities (the "Fund Securities") and the cash amount, if any, that will be applicable to redemption requests received that day in proper form. Fund Securities received upon redemption may differ from the Deposit Securities applicable to creations.
Redemption proceeds are paid in kind, in cash, or a combination thereof, as determined by the Trust in its discretion. For in-kind redemptions, redemption proceeds for a Creation Unit generally consist of the Fund Securities announced for that day, plus or minus a cash amount equal to the difference between the NAV of the Shares being redeemed and the value of the Fund Securities (the "Cash Redemption Amount"), less applicable fees. When the value of the Fund Securities exceeds the NAV of the Shares being redeemed, the redeeming shareholder will be required to pay the difference in cash through its Authorized Participant. The Trust may, in its discretion, substitute cash for any Fund Security.
The typical settlement cycle for each redemption transaction is T+1, unless otherwise agreed by the Fund and the Authorized Participant or as permitted by Rule 15c6-1 under the Exchange Act. In certain cases (for example, due to local market holidays or other market conditions), settlement of redemption proceeds may occur later.
Redemption Transaction Fees.
A fixed redemption transaction fee of $300 may be imposed to offset transfer and other transaction costs associated with processing redemption orders. The fixed fee is payable to the Custodian (or another service provider, as applicable) and applies to each redemption order, regardless of the number of Creation Units redeemed. The fixed fee may be changed from time to time and may be waived for certain orders if the Fund determines to waive all or part of the costs, or if another party (such as the Adviser) agrees to pay such fee.
In addition, for cash redemptions, partial cash redemptions, or non-standard orders, a variable fee payable to the Fund of up to 3.00%, which may be charged in addition to the fixed transaction fee, may be charged to cover the Fund's trading costs, taxes, and other expenses related to selling portfolio investments to raise cash. The Adviser may determine not to impose a variable fee when it believes doing so is in the best interests of shareholders.
Investors who use the services of a broker or other intermediary may be charged a fee for such services. Investors are responsible for any costs of transferring Fund Securities from the Trust to their account or as otherwise directed.
Procedures for Redemption of Creation Units; Cut-Offs.
Redemption orders must be submitted in proper form to the Transfer Agent by an Authorized Participant prior to 4:00 p.m. Eastern Time (or such other time as specified in the Participant Agreement and/or applicable order form). A redemption request is in proper form if: (i) the Authorized Participant has transferred, or caused to be transferred, the Creation Unit(s) being redeemed through DTC to the account of the Transfer Agent by the time specified; and (ii) the Transfer Agent has received an acceptable redemption request from the Authorized Participant within the time periods specified. If Shares are not received through DTC's facilities by the required time, or the request otherwise is not in proper form, the redemption request will be rejected.
Additional Redemption Procedures.
A redeeming shareholder or an Authorized Participant acting on its behalf must maintain appropriate custody arrangements to receive Fund Securities. The Trust may, in its discretion, require or permit cash redemptions. In either case, the redeeming investor will receive a cash amount equal to the NAV of the Shares next determined after receipt of a redemption request in proper form, less applicable fees and charges (including any variable fee for cash redemptions). Upon request, the Trust may deliver a basket of securities that differs from the announced Fund Securities but does not differ in NAV.
Redemptions in kind are subject to applicable federal and state securities laws. The Trust reserves the right to redeem Creation Units for cash to the extent it could not lawfully deliver specific Fund Securities or could not do so without first registering such securities. An Authorized Participant or an investor for which it is acting that is subject to a legal restriction with respect to a particular Fund Security may receive an equivalent amount of cash. An Authorized Participant that is not a "qualified institutional buyer" ("QIB") as defined in Rule 144A under the Securities Act will be unable to receive Fund Securities that are restricted securities eligible for resale under Rule 144A; the Trust may require written confirmation of QIB status as a condition to delivery of such securities.
Suspension of Redemptions.
The right of redemption may be suspended or the date of payment postponed: (1) for any period when the Exchange is closed (other than customary weekend and holiday closings); (2) for any period when trading on the Exchange is suspended or restricted; (3) for any period when an emergency exists that makes it not reasonably practicable to dispose of Shares or determine NAV; or (4) in such other circumstances as are permitted by the SEC. The Trust will administer any suspension in a manner consistent with Rule 6c-11 and related SEC guidance and in a manner designed not to impair the arbitrage mechanism.
DETERMINATION OF NET ASSET VALUE
NAV per Share for each Fund is computed by dividing the value of the Fund's net assets (the value of total assets minus total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees (including any management fees) accrue daily and are reflected in the determination of NAV.
The NAV of each Fund is calculated by the Administrator as of the scheduled close of regular trading on the Fund's primary listing exchange (generally 4:00 p.m., Eastern Time) on each day that the exchange is open for regular trading. If market closures or early closes affect particular asset classes (for example, an early close for certain fixed-income markets announced by the Securities Industry and Financial Markets Association, "SIFMA"), valuations for those holdings may reflect the earlier close on such day.
In valuing portfolio investments, each Fund generally uses market-based valuations. Prices may be obtained from one or more pricing services, directly from an exchange or trading venue, from quotations of major market makers or dealers, or, where appropriate, using amortized cost for short-term instruments. For investments that trade on an exchange, a market valuation generally refers to the last reported sale price or official closing price. Investments and other assets (and liabilities) denominated in currencies other than U.S. dollars are converted to U.S. dollars at current market rates as quoted by one or more sources on the valuation date.
When market quotations are not "readily available" or are deemed unreliable, the Fund will determine a fair value in accordance with Rule 2a-5 under the Investment Company Act of 1940. The Board has adopted valuation policies and procedures and has designated the Adviser as the Fund's valuation designee (the "Valuation Designee") pursuant to Rule 2a-5 to perform fair value determinations, subject to Board oversight. Fair value methodologies may consider, among other things, evaluated prices from pricing services, model inputs, observable market data, corporate actions, trading halts, significant events occurring after market close, and, for derivatives, counterparty quotations and collateral. The use of fair value prices may result in values that differ from quoted or published prices and may cause the Fund's NAV to differ from the value of an index at a point in time.
Derivatives used to obtain leveraged exposure (for example, swaps, futures, and options) are valued pursuant to the Fund's valuation procedures. Depending on the instrument, valuation inputs may include exchange settlement prices, quotations from one or more dealers or pricing services, models that reference observable market data, and, when appropriate, values of related instruments such as an exchange-traded fund designed to track the Fund's relevant Underlying Security or benchmark (particularly if that benchmark level is not computed as of the U.S. market close). When market quotations are not readily available or are deemed unreliable, such instruments are valued at fair value in good faith under the Fund's Rule 2a-5 procedures.
DIVIDENDS AND DISTRIBUTIONS
The following supplements, and should be read with, the Prospectus section titled "Dividends, Distributions, and Taxes."
General policies.
Each Fund intends to distribute substantially all of its net investment income, if any, at least annually, and to distribute any net realized capital gains to shareholders at least annually. The Funds may make additional distributions as necessary to meet distribution requirements under the Internal Revenue Code of 1986, as amended (the "Code"), in a manner consistent with the Investment Company Act of 1940 and to minimize federal excise taxes.
Distributions of income and capital gains, if any, are declared and paid in cash. Dividends and other distributions on Shares are made on a pro rata basis to beneficial owners of record through Depository Trust Company ("DTC") participants and indirect participants, with proceeds transmitted by the Trust to DTC for allocation to DTC participants and then to beneficial owners.
The Trust may declare special dividends or other distributions if, in its reasonable discretion, such action is necessary or advisable to maintain a Fund's status as a regulated investment company ("RIC") or to avoid Fund-level income or excise taxes on undistributed amounts. Each Fund intends to make distributions in amounts and at times intended to avoid the 4% federal excise tax described under "Federal Income Taxes" below.
Use of derivatives may cause each Fund to recognize income, gain, or loss for tax and accounting purposes without a corresponding receipt or payment of cash in the same period. As a result, the Fund may be required to sell investments, including derivatives, at times it would not otherwise do so in order to meet distribution requirements.
Dividend reinvestment service.
The Trust does not offer a DTC book-entry dividend reinvestment service. However, certain broker-dealers may offer a dividend reinvestment service for beneficial owners through DTC participants. Investors should contact their brokers to determine availability, applicable procedures, and any deadlines. If such a service is used, distributions will be reinvested in additional whole Shares at the then-current NAV, and such reinvested amounts will be taxable to the same extent as if received in cash.
FEDERAL INCOME TAXES
The following is a summary of certain U.S. federal income tax considerations generally affecting the Funds and their shareholders. It supplements the Prospectus and is not a complete discussion of all tax matters that may be relevant. This summary is based on current provisions of the Code, Treasury regulations, judicial decisions, and administrative rulings and guidance, all of which are subject to change (possibly with retroactive effect). Investors should consult their own tax advisers about federal, state, local, and foreign tax consequences to them in light of their particular circumstances.
Taxation of the Funds.
Each Fund intends to elect and qualify each year for treatment as a RIC under the Code. If a Fund qualifies as a RIC and distributes its income and gains in a timely manner to shareholders, the Fund generally will not be subject to U.S. federal income tax on the income and gains it distributes. To qualify as a RIC, among other requirements, a Fund must (1) distribute in each taxable year at least 90% of its "investment company taxable income" and 90% of its net tax-exempt income, if any (the "Distribution Requirement"); (2) derive at least 90% of its gross income each taxable year from certain qualifying sources such as dividends, interest, gains from the sale or other disposition of stock, securities, or foreign currencies, or income derived with respect to its business of investing in such stock, securities, or currencies (the "Qualifying Income Requirement"); and (3) satisfy certain asset diversification tests at the end of each quarter (the "Diversification Requirement").
To the extent a Fund invests in instruments that may generate income that is not qualifying income (which can include certain derivatives), the Fund intends to monitor and limit such investments so that its non-qualifying income does not exceed 10% of gross income. If a Fund were to fail the Qualifying Income Requirement or the Diversification Requirement, relief provisions may be available in limited circumstances if the failure is due to reasonable cause and not willful neglect and the Fund pays a penalty tax and/or takes corrective action. If relief were not available and a Fund failed to qualify for RIC treatment for a taxable year, the Fund would be subject to tax at the Fund level on all of its taxable income at corporate rates, and distributions from earnings and profits (including distributions of net capital gain) would be taxable to shareholders as ordinary income. The Fund could be required to recognize and distribute earnings and profits as a condition to requalifying as a RIC in a subsequent year.
A Fund may elect to treat part or all of certain "late-year losses" as incurred in the following taxable year for purposes of determining its taxable income and distributions. Net capital losses (capital losses in excess of capital gains) generally may be carried forward indefinitely by a RIC to offset future capital gains, subject to limitations. The carryover of losses may be limited following certain ownership changes.
Each Fund may be subject to a 4% nondeductible federal excise tax on certain undistributed amounts if it does not distribute during each calendar year at least (i) 98% of its ordinary income for the calendar year and (ii) 98.2% of its capital gain net income for the one-year period ending on October 31 (or, if the Fund makes an election, for its fiscal year), plus any shortfalls from the prior year. The Funds intend to make distributions in amounts and at times intended to minimize excise tax, but there can be no assurance that all such liability will be eliminated.
If a Fund retains net capital gain, it may designate the retained amount as "undistributed capital gains" in a notice to shareholders. In that case, shareholders would (i) be required to include their share of such undistributed amount in income as long-term capital gain, (ii) be entitled to a credit for their share of the tax paid by the Fund on such undistributed amount, and (iii) increase their tax basis in Shares by the excess of the amount included in income over the tax deemed paid.
Taxation of shareholders - distributions.
Distributions of a Fund's "investment company taxable income" (computed without regard to the dividends-paid deduction) are taxable to shareholders as ordinary income, whether paid in cash or reinvested. Distributions of a Fund's net capital gain (net long-term capital gains in excess of net short-term capital losses) are taxable as long-term capital gains, regardless of how long a shareholder has held Shares. A portion of ordinary income dividends paid to non-corporate shareholders may be eligible to be taxed at the reduced rates applicable to "qualified dividend income" if certain holding period and other requirements are met by both the Fund and the shareholder. To the extent properly reported, certain dividends received by corporate shareholders may be eligible for the dividends-received deduction, subject to holding period and other limitations.
Distributions are generally taxable when paid; however, any dividend declared in October, November, or December with a record date in such month and paid in January is treated for U.S. federal income tax purposes as received on December 31 of the year declared. Distributions may also be subject to state and local taxes.
If a Fund's distributions exceed its current and accumulated earnings and profits, all or a portion of such excess will be treated as a return of capital to shareholders, reducing each shareholder's tax basis in Shares (and, after such basis is reduced to zero, resulting in capital gain).
Taxation of shareholders - sale or exchange of Shares.
A sale or other taxable disposition of Shares generally will result in a capital gain or loss equal to the difference between the amount realized and the shareholder's adjusted tax basis in the Shares. The gain or loss will be long-term if the Shares were held for more than one year, and short-term otherwise. Any loss realized on a disposition of Shares held for six months or less will be treated as long-term capital loss to the extent of any amounts treated as long-term capital gain that were distributed (or deemed distributed) with respect to such Shares. Losses may be disallowed under the "wash sale" rules if substantially identical Shares are acquired within 30 days before or after the disposition. Shareholders should consult their brokers regarding available cost-basis reporting methods and elections.
Special and Complex Rules Applicable to Derivatives.
Each Funds' investments in derivatives are subject to special and complex U.S. federal income tax rules that can affect the character, timing, and amount of the Fund's income, gains, losses, and distributions.
Certain exchange-traded futures and options may be treated as "Section 1256 contracts" and are required to be marked to market at year end. Gains or losses on Section 1256 contracts generally are treated as 60% long-term and 40% short-term capital gain or loss, regardless of holding period, and may be required to be recognized for tax purposes even if no corresponding cash is received.
Payments (or accruals) under swap agreements and other non-Section 1256 derivatives generally are treated as ordinary income or loss. The "straddle," "wash sale," and "constructive sale" rules may defer losses, accelerate recognition of gains, or otherwise affect the character of the Fund's income and gains. The Fund's use of derivatives could also affect whether the Fund has made sufficient distributions to maintain its qualification as a regulated investment company and to avoid fund-level tax. Shareholders should consult their tax advisers regarding how these rules may affect their own tax situation. See Federal Income Taxes in this SAI for additional details.
Creations and redemptions by Authorized Participants.
An Authorized Participant that exchanges securities for Creation Units generally will recognize gain or loss equal to the difference between the market value of the Creation Units at the time and the sum of the Authorized Participant's aggregate basis in the securities surrendered plus the cash paid, if any. An Authorized Participant that redeems Creation Units generally will recognize gain or loss equal to the difference between the Authorized Participant's basis in the Creation Units and the sum of the aggregate market value of any securities received plus the cash received, if any. The Internal Revenue Service may take the position that a loss realized upon an exchange of securities for Creation Units may be disallowed under the wash sale rules (for an exchanger that does not mark-to-market) or on the basis that there has been no significant change in economic position. If, after a creation, a purchaser (or group) would own 80% or more of a Fund's outstanding Shares and Section 351 of the Code otherwise would apply, the Fund may reject the order and may require beneficial ownership information reasonably necessary to evaluate the application of Section 351. If the Fund nonetheless issues Creation Units in such circumstances, the Authorized Participant may not recognize gain or loss on the exchange. Authorized Participants should consult their own tax advisers.
Taxation of Fund investments.
Certain investments (including, without limitation, derivatives, foreign currency contracts, and transactions subject to the "straddle," "constructive sale," or "mark-to-market" rules) may be subject to complex provisions of the Code that, among other things, could affect the character of gains and losses realized by a Fund, accelerate the recognition of income to a Fund, defer losses, or affect whether income is qualifying income for RIC purposes. These rules may also require a Fund to recognize income or gains without a corresponding receipt of cash, potentially requiring the Fund to sell securities to meet the Distribution Requirement. Each Fund intends to monitor transactions, make appropriate elections, and maintain books and records as required to mitigate adverse tax consequences and preserve RIC status.
Backup withholding and reporting.
A Fund may be required to withhold federal income tax ("backup withholding") from dividends, capital gain distributions, and redemption proceeds payable to shareholders who fail to provide a correct taxpayer identification number, who are subject to backup withholding due to under-reporting, who fail to certify that they are not subject to backup withholding, or who fail to certify their U.S. status. Backup withholding is not an additional tax and amounts withheld may be credited against a shareholder's federal income tax liability.
Net investment income tax.
Certain individuals, trusts, and estates are subject to a 3.8% tax on their "net investment income," (the "NII tax") which generally includes distributions from a Fund and net gains from the sale or other disposition of Shares.
Non-U.S. shareholders.
Distributions to non-U.S. shareholders generally will be subject to U.S. withholding tax at the rate of 30% (or a lower applicable treaty rate) to the extent derived from ordinary income. Subject to certain requirements, a Fund may report a portion of its distributions as "interest-related dividends" or "short-term capital gain dividends," which generally are exempt from such withholding for non-U.S. shareholders; special rules and exceptions apply, including for individuals present in the United States for 183 days or more during the year. Gains realized by non-U.S. shareholders on the sale of Shares generally are not subject to U.S. federal income tax, subject to certain exceptions. Non-U.S. shareholders may be subject to backup withholding if they fail to provide required certifications.
FATCA.
Under the Foreign Account Tax Compliance Act ("FATCA"), a Fund may be required to withhold 30% on ordinary income distributions paid to certain foreign financial institutions and non-financial foreign entities that fail to satisfy documentation, reporting, or other requirements. FATCA may also affect a Fund's returns on certain investments. Investors should consult their tax advisers regarding FATCA.
Tax-exempt shareholders.
Tax-exempt investors (including retirement plans and IRAs) are generally exempt from federal income tax on Fund distributions and gains, except to the extent that such amounts constitute unrelated business taxable income ("UBTI"). In certain circumstances, investments by a Fund (for example, in residual interests of real estate mortgage investment conduits or certain real estate investment trusts) could generate UBTI to tax-exempt shareholders. Tax-exempt investors should consult their tax advisers.
Certain reporting.
Shareholders may be required to file IRS Form 8886 if they recognize a loss on a disposition of Shares that exceeds applicable thresholds. Significant penalties may apply for failure to comply with reporting requirements. The fact that a loss is reportable does not affect whether the treatment of the loss is proper.
The tax information provided here is only a summary of certain considerations. Prospective investors should consult their own tax advisers regarding the U.S. federal, state, local, and foreign tax consequences of an investment in the Funds.
FINANCIAL STATEMENTS
The Funds have not yet commenced investment operations and, therefore, have not produced financial statements. Once produced, you can obtain copies of the Annual Report without charge by calling the Fund at 855-552-6744 or visiting the SEC's website at
www.sec.gov
.
CORGI ETF TRUST I
PART C: OTHER INFORMATION
Item 28. Exhibits
Exhibit No.	Description of Exhibit
(a)(i)	Certificate of Trust. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (a)(i).
(a)(ii)
Certificate of Amendment to Certificate of Trust. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (a)(ii).

(a)(iii)
Amended and Restated Agreement and Declaration of Trust. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed April 29, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000058, Exhibit (a)(iii).

(b)	By-Laws. Incorporated by reference to Accession No. 0002078265-25-000002, Exhibit (b).
(c)	Instruments Defining Rights of Security Holders - See relevant portions of Declaration of Trust and By-Laws.
(d)(i)
Investment Advisory Agreement between the Registrant and Corgi Strategies, LLC. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (d)(i).

(d)(ii)
Amendment No. 1 to the Investment Advisory Agreement between the Registrant and Corgi Strategies, LLC. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed April 29, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000058, Exhibit (d)(ii)

(e)(i)
Distribution Agreement between the Trust and Paralel Distributors LLC. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (e)(i).

(e)(ii)
Amendment No. 1 to the Distribution Agreement between the Trust and Paralel Distributors LLC. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed April 29, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000058, Exhibit (e)(ii)

(e)(iii)
Amendment No. 2 to the Distribution Agreement between the Trust and Paralel Distributors LLC. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed May 28, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000182, Exhibit (e)(iii).

(e)(iv)
Form of Authorized Participant Agreement. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (e)(ii).

(f)	Not applicable.
(g)(i)
Custodian Agreement between the Trust and U.S. Bank National Association. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (g).

(g)(ii)
First Amendment to Custodian Agreement between the Trust and U.S. Bank National Association. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed April 29, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000058, Exhibit (g)(ii)

(g)(iii)
Second Amendment to Custodian Agreement between the Trust and U.S. Bank National Association. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed May 28, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000182, Exhibit (g)(iii).

(g)(iv)
Third Amendment to Custodian Agreement between the Trust and U.S. Bank National Association. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed May 28, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000182, Exhibit (g)(iv).

(h)(i)
Fund Administration, Fund Accounting and Transfer Agent Services Agreement between the Registrant and U.S. Bank Global Fund Services. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (h)(i).

(h)(ii)
First Amendment to the Fund Administration, Fund Accounting and Transfer Agent Services Agreement between the Registrant and U.S. Bank Global Fund Services. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed April 29, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000058, Exhibit (h)(ii)

(h)(iii)
Second Amendment to the Fund Administration, Fund Accounting and Transfer Agent Services Agreement between the Registrant and U.S. Bank Global Fund Services. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed May 28, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000182, Exhibit (h)(iii).

(h)(iv)
Third Amendment to the Fund Administration, Fund Accounting and Transfer Agent Services Agreement between the Registrant and U.S. Bank Global Fund Services. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed May 28, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000182, Exhibit (h)(iv).

(h)(v)	Not separately filed. The services described in Item 28(h)(iii) are provided under the agreement filed as Exhibit (h)(i).
(i)	Opinion and Consent of Counsel. Filed herewith.
(j)	Consent of Independent Registered Public Accounting Firm. Filed herewith.
(k)	Not applicable.
(l)
Form of Subscription Agreement. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (l).

(m)(i)	Rule 12b-1 Plan. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (m).
(m)(ii)
Amended Schedule A to the Rule 12b-1 Distribution and Shareholder Service Plan. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed April 29, 2026 (File Nos. 333-289838; 811-24117), Accession No.0002078265-26-000058, Exhibit (m)(ii)

(n)	Not applicable.
(o)	Reserved.
(p)(i)
Joint Code of Ethics for the Registrant and Corgi Strategies, LLC. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (p)(i).

(p)(ii)	Reserved.
(q)	Powers of Attorney. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (q).

Item 29. Persons Controlled by or Under Common Control with Registrant
No person is directly or indirectly controlled by or under common control with the Registrant.
Item 30. Indemnification
Reference is made to Article IX of the Registrant's Agreement and Declaration of Trust. In general, that provision authorizes indemnification of Trustees, officers, employees, and agents of the Trust for liabilities and expenses arising in connection with their service to the Trust, subject to the limitations set forth therein and under applicable law.
Pursuant to Rule 484 under the Securities Act of 1933, as amended (the "Securities Act"), the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act may be permitted to Trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. If a claim for indemnification against such liabilities is made (other than reimbursement by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless its counsel determines that the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification is against public policy as expressed in the Securities Act, and the Registrant will be bound by the court's final adjudication of the issue."
Item 31. Business and Other Connections of Investment Adviser
Corgi Strategies, LLC
- SEC File No. 801-134212
This item incorporates by reference the Uniform Application for Investment Adviser Registration (Form ADV) of Corgi Strategies, LLC, which is on file with the Securities and Exchange Commission. The Form ADV is available at www.adviserinfo.sec.gov.
The other business activities of the officers and managing members of the adviser are described in their respective Forms ADV, including Schedules A and D, which are incorporated by reference.
Item 32. Principal Underwriter
The principal underwriter for the Funds (the "Distributor") is Paralel Distributors LLC.
(a)
Cullen Funds (6 series); Collaborative Investment Series Trust (7 series); Elevation Series Trust (37 Series); PFS Funds (5 series);

Azzad

Funds Trust (2 Series); Reaves Utility Income Fund (ATM Offering); Coller Secondaries Private Equity Opportunities Fund; Coller Private Credit Secondaries Fund; HarbourVest Private Investments Fund; Octagon XAI CLO Income Fund, XAI Octagon Floating Rate & Alternative Income Trust (ATM Offering), Shelton Equity Premium Income ETF, The Pre-IPO and Growth Fund, Wisdom Short Duration Income Fund & Wisdom Short Term Government Fund.

(b)	None.
(c)	None.
Item 33. Location of Accounts and Records
The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:
Records Relating to:	Are located at:
Registrant's Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC (d/b/a U.S. Bank Global Fund Services) 777 E. Wisconsin Ave. Milwaukee, WI 53202
Registrant's Custodian	U.S. Bank National Association Lunken Operations Center CN-OH-L2GL 5065 Wooster Rd Cincinnati, OH 45226
Registrant's Principal Underwriter	Paralel Distributors LLC 1700 Broadway, Suite 2100 Denver, CO 80290
Registrant's Investment Adviser	Corgi Strategies, LLC 425 Bush St, Suite 500 San Francisco, CA 94104

Not applicable	N/A

Item 34. Management Services
Not applicable.
Item 35. Undertakings
Not applicable.
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in San Francisco, California, on June 1, 2026.
Corgi ETF Trust I

/s/ Emily Z. Yuan
President and Principal Executive Officer
Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on June 1, 2026.
Signature	Title

/s/ Emily Z. Yuan	President and Principal Executive Officer; Trustee
Emily Z. Yuan

/s/ Nicolas S. Laqua	Trustee; Chair; Principal Financial Officer;
Nicolas S. Laqua	Principal Accounting Officer (Treasurer)

/s/ Conor M. Murray	Lead Independent Trustee
Conor M. Murray

/s/ Bryant C. Lee	Trustee
Bryant C. Lee

/s/ Jennifer X. Benson	Trustee
Jennifer X. Benson